Schedule of Investments (unaudited)
December 31, 2020
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	19,174,475,325	$ 19,174,475,325
Total Investments — 100.1% (Cost: $18,596,124,456)		19,174,475,325
Liabilities in Excess of Other Assets — (0.1)%		(17,686,325)
Net Assets — 100.0%		$ 19,156,789,000
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 19,028,621,460	$ —	$ (117,706,833)(a)(b)	$ 91,700,304	$ 171,860,394	$ 19,174,475,325	19,174,475,325	$ 120,100,352	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $19,174,475,325 and 94.6%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Financial instruments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)(c)	USD	6,737	$ 6,737,403
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.87%, 12/25/33(d)		581	526,421
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 0.43%, 07/25/36(d)		345	297,510
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 0.41%, 05/25/37(d)		2,636	650,915
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 0.75%, 05/25/37(d)		233	61,593
ACIS CLO Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.42%), 1.63%, 05/01/26(a)(d)		149	148,767
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.10%), 1.34%, 07/15/26(a)(d)		2,370	2,369,831
Series 2014-1A, Class C1R, (3 mo. LIBOR US + 2.35%), 2.59%, 07/15/26(a)(d)		1,610	1,597,850
AGL CLO 7 Ltd.
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.80%), 2.05%, 07/15/31(a)(d)		2,400	2,405,968
Series 2020-7A, Class D, (3 mo. LIBOR US + 4.40%), 4.65%, 07/15/31(a)(d)		500	502,558
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.61%, 04/20/32(a)(d)		8,405	8,429,988
AGL Core CLO 5 Ltd., Series 2020-5A, Class D, (3 mo. LIBOR US + 4.95%), 5.25%, 07/20/30(a)(b)(d)		1,750	1,761,025
AIMCO CLO
Series 2015-AA, Class BR, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/28(a)(d)		950	930,270
Series 2017-AA, Class A, (3 mo. LIBOR US + 1.26%), 1.48%, 07/20/29(a)(d)		500	500,109
Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 2.67%, 07/20/29(a)(d)		500	497,288
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(a)		8,164	8,356,767
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(d)		1,686	1,314,883
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)		8,626	8,626,221
Series 2018-A, Class B, 0.00%, 04/25/58(a)		2,641	1,393,297
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)		3,684	3,684,424
Series 2018-B, Class B, 0.00%, 02/26/57(a)		2,635	744,577
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(d)		9,981	10,006,070
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(d)		2,841	1,817,980
Series 2018-E, Class A, 4.38%, 06/25/58(a)(d)		4,384	4,431,969
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(d)		840	844,956
Series 2018-E, Class C, 0.00%, 06/25/58(a)(d)		2,104	1,687,466
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(d)		13,860	13,972,554
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(d)		2,415	2,393,657
Series 2018-F, Class C, 0.00%, 11/25/58(a)		5,635	3,904,342
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(d)		11,118	11,105,401
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(d)		2,042	1,541,710
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)		5,261	5,173,482
Series 2019-A, Class A, 3.75%, 08/25/57(a)(d)		11,035	11,216,949
Series 2019-A, Class B, 5.25%, 08/25/57(a)(d)		1,720	1,589,180
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2019-A, Class C, 0.00%, 08/25/57(a)(b)	USD	4,309	$ 3,569,411
Series 2019-B, Class A, 3.75%, 01/25/59(a)(d)		18,444	18,748,624
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(d)		2,845	2,147,975
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)		7,281	6,249,106
Series 2019-C, Class A, 3.95%, 10/25/58(a)(d)		6,173	6,189,906
Series 2019-E, Class A, 3.00%, 09/25/59(a)(c)		20,477	20,416,393
Series 2019-E, Class B, 4.88%, 09/25/59(a)(c)		2,600	2,326,127
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,869	3,532,659
Series 2019-G, Class A, 3.00%, 09/25/59(a)(c)		15,121	15,157,153
Series 2019-G, Class B, 4.25%, 09/25/59(a)(c)		2,120	1,855,407
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,425	4,426,310
Series 2019-H, Class A, 3.00%, 11/25/59(a)(c)		12,469	12,427,352
Series 2019-H, Class B, 4.25%, 11/25/59(a)(c)		1,970	1,724,128
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,879	4,182,749
Series 2020-A, Class A, 2.38%, 12/25/59(a)(c)		26,812	26,760,859
Series 2020-A, Class B, 3.50%, 12/25/59(a)(c)		3,853	3,840,167
Series 2020-A, Class C, 0.00%, 12/25/59(a)(b)		9,299	5,827,537
Series 2020-C, Class A, 2.25%, 09/27/60(a)(c)		29,883	29,700,522
Series 2020-C, Class B, 5.00%, 09/27/60(a)(c)		2,981	2,960,892
Series 2020-C, Class C, 0.00%, 09/27/60(a)		10,121	8,519,410
Series 2020-D, Class A, 2.25%, 06/25/60(a)(c)		28,797	28,625,056
Series 2020-D, Class B, 5.00%, 06/25/60(a)(c)		4,238	4,209,892
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,884	8,871,823
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.29%, 10/21/28(a)(d)		3,790	3,782,676
Allegro CLO IV Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.39%, 01/15/30(a)(d)		6,568	6,581,538
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/30(a)(d)		2,530	2,527,970
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.47%, 10/16/30(a)(d)		1,100	1,098,807
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(a)(d)		7,780	7,789,505
ALM VII Ltd.
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/29(a)(d)		750	747,821
Series 2012-7A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/29(a)(d)		591	588,725
ALM XIX Ltd.
Series 2016-19A, Class A1RA, (3 mo. LIBOR US + 1.00%), 1.24%, 04/16/29(a)(b)(d)		750	746,700
Series 2016-19A, Class A1RB, (3 mo. LIBOR US + 1.35%), 1.59%, 04/16/29(a)(b)(d)		500	480,600
Series 2016-19A, Class A2RA, (3 mo. LIBOR US + 1.45%), 1.69%, 04/16/29(a)(b)(d)		3,370	3,340,344
ALM XVI Ltd./ALM XVI LLC
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/27(a)(d)		6,284	6,217,422
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.90%), 2.14%, 07/15/27(a)(d)		2,060	2,037,220
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.89%, 01/15/28(a)(d)		1,250	1,239,214
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (3 mo. LIBOR US + 1.60%), 1.83%, 04/14/29(a)(d)		500	491,994

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.46%, 11/02/30(a)(d)	USD	750	$ 751,700
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.41%, 11/10/30(a)(d)		540	539,125
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.26%), 1.48%, 07/24/29(a)(d)		2,592	2,586,710
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.25%), 1.47%, 07/25/29(a)(d)		6,220	6,213,842
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,306,519
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,534,343
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,494,795
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,506,519
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,768,359
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(d)		2,120	2,114,784
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 01/28/31(a)(d)		3,600	3,567,644
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(d)		500	494,240
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(d)		5,330	5,317,851
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(d)		5,550	5,398,942
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/30(a)(d)		9,200	9,010,694
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/30(a)(d)		3,540	3,473,885
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.27%), 1.51%, 07/15/30(a)(d)		4,010	4,011,916
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.31%, 01/28/31(a)(d)		4,936	4,917,373
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.97%, 01/28/31(a)(d)		7,620	7,517,974
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.42%, 01/28/31(a)(d)		4,250	4,139,112
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31(a)(d)		1,140	1,128,160
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.22%, 07/28/28(a)(d)		2,162	2,156,903
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(d)		3,050	3,039,016
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 10/13/30(a)(d)		2,755	2,754,995
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.87%, 10/13/30(a)(d)		750	736,599
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.37%, 10/13/30(a)(d)	USD	1,410	$ 1,406,225
Anchorage Capital Europe CLO 2 DAC, Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 05/15/31(a)(d)	EUR	250	305,140
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(d)	USD	3,152	3,145,112
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.23%, 04/20/31(a)(d)		1,080	1,073,194
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.36%, 10/22/30(a)(d)		880	874,692
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.78%, 07/16/31(a)(d)		250	245,735
Apidos CLO XXXI, Series 2019-31A, Class B, (3 mo. LIBOR US + 1.90%), 2.14%, 04/15/31(a)(d)		2,950	2,960,145
Aqueduct European CLO DAC
Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)(d)	EUR	750	910,718
Series 2019-4X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(d)		1,560	1,894,294
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.99%), 1.15%, 12/15/27(a)(d)	USD	3,737	3,715,713
Arbour CLO II DAC, Series 2014-2X, Class B2R, (3 mo. EURIBOR + 1.50%), 1.50%, 05/15/30(d)	EUR	995	1,213,688
Arbour CLO VIII DAC, Series 8A, Class C, (3 mo. EURIBOR + 2.90%), 2.90%, 07/15/33(a)(b)(d)		550	673,251
Ares European CLO X BV, Series 10X, Class B1, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/31(d)		820	997,368
Ares European CLO XI BV, Series 11X, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 04/15/32(d)		730	893,162
Ares European CLO XII BV, Series 12X, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/20/32(d)		1,370	1,680,335
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30(a)(d)	USD	1,150	1,145,093
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.63%, 05/25/35(d)		3,611	3,316,775
Assurant CLO I Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 10/20/29(a)(d)		1,400	1,398,784
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.24%), 1.46%, 05/28/30(a)(d)		4,010	3,998,182
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.05%, 04/22/27(a)(d)		1,547	1,542,486
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.87%, 04/22/27(a)(d)		2,381	2,318,985
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.71%, 11/21/30(a)(d)		1,000	990,284

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.10%), 1.32%, 04/25/26(a)(d)	USD	3,697	$ 3,696,560
Avery Point V CLO Ltd.
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.98%), 1.20%, 07/17/26(a)(d)		1,053	1,053,085
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.50%), 1.72%, 07/17/26(a)(d)		2,250	2,238,294
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.05%), 1.28%, 08/05/27(a)(d)		3,805	3,794,980
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.50%), 1.73%, 08/05/27(a)(d)		3,240	3,224,044
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/28(a)(d)		7,480	7,477,137
Avoca CLO XII Ltd., Series 12X, Class CR, (3 mo. EURIBOR + 2.05%), 2.05%, 04/15/30(d)	EUR	475	572,897
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(d)		400	478,435
Avoca CLO XVII DAC, Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(a)(d)		1,390	1,690,077
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(d)		400	482,920
Babson CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(d)	USD	2,590	2,584,876
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.62%, 01/20/31(a)(d)		610	598,160
Bain Capital Credit CLO, Series 2019-1A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 04/18/32(a)(d)		500	500,629
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/29(a)(d)		1,346	1,342,434
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.80%), 2.04%, 01/15/29(a)(d)		1,000	997,921
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.30%, 07/19/31(a)(d)		1,420	1,407,227
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.85%), 3.06%, 10/21/32(a)(d)		500	502,202
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(d)		1,680	923,478
Series 1998-2, Class B1, 7.46%, 12/10/25(d)		2,790	1,243,250
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.17%, 07/20/29(a)(d)		1,085	1,081,064
Battalion CLO 18 Ltd.
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 10/15/32(a)(d)		1,827	1,815,323
Series 2020-18A, Class D1, (3 mo. LIBOR US + 4.00%), 4.24%, 10/15/32(a)(d)		1,617	1,626,937
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.26%, 07/17/28(a)(d)		3,148	3,140,502
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.29%, 07/18/30(a)(d)		6,500	6,462,961
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO VIII Ltd.
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.77%, 07/18/30(a)(d)	USD	3,250	$ 3,163,426
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.22%, 07/18/30(a)(d)		2,901	2,838,591
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 01/24/29(a)(d)		23,120	23,108,440
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 05/28/39(a)(d)		10,097	9,378,460
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.45%, 05/28/39(a)(d)		481	402,200
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 02/28/40(a)(d)		2,213	2,085,032
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.15%, 12/28/40(a)(d)		784	695,642
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/01/30(d)		1,674	477,843
Series 2000-A, Class A3, 7.83%, 06/01/30(d)		1,554	458,428
Series 2000-A, Class A4, 8.29%, 06/01/30(d)		1,121	350,121
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.55%, 12/15/35(a)(d)		4,680	4,665,913
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.87%, 08/25/34(d)		176	175,681
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 1.17%, 12/25/35(d)		1,688	2,251,016
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.32%, 09/25/36(d)		2,495	3,151,913
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.32%, 05/25/35(d)		809	916,401
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.31%, 01/25/37(d)		530	516,541
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.47%, 03/25/37(d)		1,004	843,124
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(d)		838	838,405
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(d)		1,606	1,695,178
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.40%, 04/25/37(d)		965	1,101,756
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(d)		6,111	5,606,271
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3 mo. LIBOR US + 1.75%), 1.99%, 07/15/29(a)(d)		900	899,997
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/29(a)(d)		749	749,115
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/29(a)(d)		7,830	7,832,676
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.31%, 04/20/31(a)(d)		4,360	4,318,672
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.46%, 10/18/29(a)(d)		12,030	12,027,089
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.72%), 1.94%, 10/18/29(a)(d)		3,320	3,278,471

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.78%), 1.00%, 07/18/27(a)(d)	USD	1,264	$ 1,264,034
Series 2015-VIIA, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 07/18/27(a)(d)		600	587,425
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31(a)(d)		1,250	1,243,826
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/29(a)(d)		1,000	996,014
Series 2016-10A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.99%, 01/15/29(a)(d)		600	593,987
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D, (3 mo. LIBOR US + 4.25%), 4.49%, 07/15/31(a)(d)		3,010	3,022,839
Birch Grove CLO Ltd.
Series 19A, Class C, (3 mo. LIBOR US + 2.95%), 3.17%, 06/15/31(a)(d)		1,250	1,241,367
Series 19A, Class D, (3 mo. LIBOR US + 3.90%), 4.12%, 06/15/31(a)(d)		1,195	1,197,352
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, (3 mo. LIBOR US + 1.05%), 1.27%, 11/20/28(a)(d)		1,500	1,499,246
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.45%, 01/20/29(a)(d)		3,927	3,922,729
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.40%, 10/22/30(a)(d)		6,286	6,291,575
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.22%, 04/20/31(a)(d)		2,550	2,525,449
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/20/31(a)(d)		1,200	1,205,205
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.56%, 07/25/31(a)(d)		750	752,277
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.94%, 07/15/32(a)(d)		1,000	981,204
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class A2, (3 mo. EURIBOR + 1.35%), 1.35%, 03/30/32(d)	EUR	670	819,277
BlueMountain Fuji Eur CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(d)		1,560	1,890,812
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.18%), 1.39%, 11/23/25(a)(d)	USD	436	436,054
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.57%, 01/17/28(a)(d)		500	496,574
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 01/17/28(a)(d)		1,073	1,021,962
Cairn CLO XII DAC
Series 2020-12A, Class B, (3 mo. EURIBOR + 2.30%), 2.30%, 04/15/33(a)(b)(d)	EUR	500	613,879
Series 2020-12A, Class C, (3 mo. EURIBOR + 3.00%), 3.00%, 04/15/33(a)(b)(d)		1,175	1,446,205
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.03%), 1.27%, 10/15/25(a)(d)	USD	1,018	1,017,067
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.24%, 04/30/31(a)(d)	USD	7,620	$ 7,554,815
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.89%), 1.11%, 01/18/29(a)(d)		1,488	1,477,224
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.34%, 10/15/30(a)(d)		248	247,791
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.24%, 01/15/31(a)(d)		1,853	1,834,282
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.19%, 04/17/31(a)(d)		3,160	3,140,995
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(d)		2,470	2,460,591
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.67%, 10/20/27(a)(d)		750	741,287
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/15/30(a)(d)		4,620	4,608,677
Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.28%), 1.52%, 07/15/32(a)(d)		4,000	3,988,109
Series 2020-1A, Class C1, (3 mo. LIBOR US + 4.00%), 4.19%, 07/20/31(a)(d)		750	753,293
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.42%), 0.57%, 01/25/36(d)		610	519,725
Series 2006-NC3, Class A3, (1 mo. LIBOR US + 0.15%), 0.30%, 08/25/36(d)		3,389	3,209,632
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(d)		736	704,237
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.15%), 0.30%, 01/25/37(d)		3,978	3,461,188
CarVal CLO II Ltd.
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 04/20/32(a)(d)		712	713,210
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.37%, 04/20/32(a)(d)		6,252	6,283,037
CarVal CLO III Ltd., Series 2019-2A, Class D, (3 mo. LIBOR US + 3.70%), 3.92%, 07/20/32(a)(d)		2,000	1,998,193
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.12%, 07/16/31(a)(d)		500	486,070
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(d)		11,170	11,784,467
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30(a)(d)		6,050	6,053,651
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.75%), 1.97%, 10/17/29(a)(d)		2,955	2,908,925
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.45%, 10/17/29(a)(d)		3,780	3,776,312
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.92%, 10/17/29(a)(d)		1,000	985,179
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.31%, 10/25/36(d)		571	476,409
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.00%, 05/20/30(a)		354	367,262
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 1.46%, 06/09/30(a)(d)		1,511	1,509,537

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding II CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.98%, 06/09/30(a)(d)	USD	2,450	$ 2,439,016
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.23%), 1.44%, 07/23/30(a)(d)		3,790	3,791,648
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.20%, 04/20/31(a)(d)		940	936,783
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.32%, 07/17/31(a)(d)		1,880	1,876,493
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 1.31%, 10/20/28(a)(d)		15,035	15,006,017
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 10/17/30(a)(d)		16,520	16,576,340
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 10/17/30(a)(d)		2,627	2,574,644
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.25%), 2.47%, 10/17/30(a)(d)		750	744,922
Cent CLO Ltd., Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.31%, 10/15/26(a)(d)		3,708	3,699,063
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(d)	EUR	900	1,082,762
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/28(a)(d)	USD	750	742,861
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.98%, 07/16/30(a)(d)		500	498,040
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.35%, 10/17/30(a)(d)		26,820	26,774,106
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30(a)(d)		250	249,492
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.25%, 04/15/30(a)(b)(d)		1,270	1,259,205
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/30(a)(d)		2,904	2,793,286
Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.37%, 10/20/27(a)(d)		690	688,302
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.22%, 04/23/29(a)(d)		5,840	5,839,990
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.91%, 04/23/29(a)(d)		2,910	2,888,149
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.07%, 11/16/30(a)(d)		300	287,563
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.22%, 04/18/31(a)(d)		1,834	1,814,895
Series 2019-4A, Class A2, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/32(a)(d)		400	398,025
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 07/15/32(a)(d)		3,260	3,451,278
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32(a)(d)		1,120	1,123,207
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.35%, 05/25/37(d)		6,178	4,891,723
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.42%, 05/25/37(d)		2,807	2,240,988
Security		Par (000)	Value
Asset-Backed Securities (continued)
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.17%, 10/20/30(a)(d)	USD	620	$ 605,051
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(d)		8,479	8,582,544
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		1,271	1,287,083
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		237	242,390
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		340	330,260
Series 1998-8, Class A1, 6.28%, 09/01/30		531	557,452
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		2,453	2,287,938
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		932	553,844
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		999	571,452
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.66%, 11/15/32(d)		1,572	1,462,936
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		1,602	549,352
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		1,373	441,908
Series 2000-5, Class A6, 7.96%, 05/01/31		2,206	1,067,980
Series 2000-5, Class A7, 8.20%, 05/01/31		4,025	2,006,463
Contego CLO VIII DAC
Series 8A, Class B1, (3 mo. EURIBOR + 2.10%), 2.10%, 01/25/32(a)(d)	EUR	2,400	2,935,814
Series 8A, Class C, (3 mo. EURIBOR + 2.80%), 2.80%, 01/25/32(a)(b)(d)		500	615,406
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 10/25/34(d)	USD	471	459,933
Series 2005-16, Class 1AF, 4.61%, 04/25/36(d)		3,245	3,241,958
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(c)		1,679	1,723,059
Series 2006-1, Class AF4, 4.59%, 07/01/36(d)		1,833	1,858,523
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.31%, 09/25/46(d)		178	174,369
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 0.41%, 12/25/36(d)		2,163	2,035,667
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.30%, 03/25/47(d)		201	197,510
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.45%, 03/25/37(d)		6,183	5,235,769
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 12/25/35(d)		398	395,079
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.25%), 0.40%, 01/25/46(d)		8,384	7,848,385
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.32%), 0.47%, 10/25/36(d)		3,569	3,383,912
Series 2006-S3, Class A4, 6.45%, 01/01/29(c)		255	299,246
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.37%, 12/25/25(d)		88	121,367
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 0.99%, 08/25/47(d)		5,507	5,412,960
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.43%, 03/15/34(d)		628	595,624
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/01/31(d)		1,750	1,819,847
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.18%, 12/25/36(c)		413	411,869

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(c)	USD	852	$ 887,797
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		3,001	375,537
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.49%, 07/25/37(a)(d)		590	476,413
Cumberland Park CLO Ltd.
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/28(a)(d)		1,190	1,165,885
Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 2.92%, 07/20/28(a)(d)		500	489,016
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(d)	EUR	1,160	1,370,679
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	301	350,316
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.46%, 12/15/33(a)(d)		626	566,388
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.35%, 05/15/35(a)(d)		220	211,283
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.35%, 05/15/35(a)(b)(d)		141	133,096
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.34%, 05/15/35(d)		368	359,022
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.34%, 05/15/36(d)		2,135	2,070,040
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.31%, 11/15/36(d)		1,384	1,165,479
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/20/30(a)(d)		5,561	5,548,310
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/28(a)(d)		3,064	3,021,496
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (3 mo. LIBOR US + 1.14%), 1.36%, 07/20/29(a)(d)		7,230	7,210,334
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(a)(d)		18,720	18,645,393
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (3 mo. LIBOR US + 1.33%), 1.55%, 10/20/32(a)(d)		750	747,682
Dryden 77 CLO Ltd., Series 2020-77A, Class D1, (3 mo. LIBOR US + 5.14%), 5.36%, 05/20/31(a)(d)		750	755,417
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.14%, 10/15/27(a)(d)		9,281	9,225,911
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/27(a)(d)		1,340	1,313,247
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.14%, 04/15/29(a)(d)		1,170	1,164,576
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.42%, 08/15/30(a)(d)		9,085	9,045,621
Security		Par (000)	Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd.
Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 1.16%), 1.40%, 01/15/28(a)(d)	USD	1,280	$ 1,279,130
Series 2013-1A, Class A2RR, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/28(a)(d)		1,150	1,149,640
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.44%, 10/15/30(a)(d)		3,550	3,402,441
Elm CLO Ltd.
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 1.39%, 01/17/29(a)(d)		18,150	18,146,704
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.75%), 1.97%, 01/17/29(a)(d)		1,950	1,946,368
Elmwood CLO II Ltd.
Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/31(a)(d)		4,020	4,024,441
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.90%), 3.12%, 04/20/31(a)(d)		750	751,281
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.95%), 4.17%, 04/20/31(a)(d)		1,450	1,452,186
Elmwood CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.85%), 4.09%, 10/15/32(a)(d)		250	249,996
Elmwood CLO V Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.48%, 07/24/31(a)(d)		2,880	2,892,208
Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.03%, 07/24/31(a)(d)		2,880	2,894,052
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.85%, 11/25/35(d)		6,465	6,263,741
Finance of America HECM Buyout, Series 2020-HB1, Class M5, 6.00%, 02/25/30(a)(b)(d)		1,758	1,705,260
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.20%, 10/25/34(d)		1,000	948,358
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.12%), 0.27%, 10/25/36(d)		2,340	1,859,178
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.29%, 12/25/36(d)		11,674	6,890,402
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.30%, 12/25/36(d)		15,593	14,354,318
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(d)		2,656	2,180,488
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.79%, 08/17/37(a)		4,480	4,568,796
Series 2020-SFR1, Class F1, 3.64%, 09/17/25(a)		2,690	2,770,268
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.89%), 1.13%, 04/15/27(a)(d)		1,532	1,531,491
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.43%, 02/25/37(d)		2,762	2,186,382
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 10/15/30(a)(d)		1,350	1,352,686
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.28%), 1.50%, 04/24/29(a)(d)		2,603	2,606,753

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.40%), 1.62%, 11/15/26(a)(d)	USD	250	$ 248,099
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.90%, 11/15/26(a)(d)		1,470	1,453,167
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.65%, 12/25/35(d)		225	224,021
Gilbert Park CLO Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.19%, 10/15/30(a)(d)		3,110	3,068,696
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(d)		4,292	4,251,749
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.07%, 04/20/29(a)(d)		3,120	3,061,034
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 04/20/29(a)(d)		1,800	1,715,584
GoldenTree Loan Management U.S. CLO 4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/24/31(a)(d)		500	498,014
GoldenTree Loan Management U.S. CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.30%), 1.52%, 10/20/32(a)(d)		1,750	1,751,715
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class D, (3 mo. LIBOR US + 2.98%), 3.20%, 04/20/31(a)(d)		2,240	2,250,968
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.32%, 10/29/29(a)(d)		1,830	1,828,246
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.34%, 07/20/31(a)(d)		4,688	4,659,436
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.29%, 01/18/31(a)(d)		3,749	3,723,312
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(d)		870	908,928
Series 1999-5, Class M2, 9.23%, 12/15/29(d)		917	786,816
Grippen Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.48%, 01/20/30(a)(d)		1,123	1,122,997
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.85%, 12/25/35(d)		836	348,259
Series 2006-4, Class 1A1, 3.24%, 03/25/36(d)		2,318	1,848,367
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/36(d)		13	6,183
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		493	136,154
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.35%, 01/25/47(d)		931	616,545
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.25%), 2.40%, 02/25/47(d)		1,300	1,352,231
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 04/15/33(a)(d)		5,820	5,821,035
Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class C, (3 mo. LIBOR US + 4.85%), 5.09%, 10/15/29(a)(d)		1,500	1,513,667
Security		Par (000)	Value
Asset-Backed Securities (continued)
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/25/27(a)(d)	USD	6,161	$ 6,140,687
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.47%, 07/18/31(a)(d)		750	749,998
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.40%, 03/15/27(a)(d)		500	495,673
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.40%), 0.55%, 07/25/36(d)		2,440	2,230,673
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 05/25/37(d)		2,490	2,146,659
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.17%, 07/25/34(d)		519	519,905
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.34%, 04/25/37(d)		1,858	1,403,569
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		2,196	512,135
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.88%, 04/15/36(d)		952	900,169
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/28(a)(d)		4,517	4,511,856
Series 14A-19, Class A1, (3 mo. LIBOR US + 1.27%), 1.49%, 07/25/30(a)(d)		1,300	1,300,000
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.23%, 02/05/31(a)(d)		11,313	11,256,692
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 10/19/28(a)(d)		5,420	5,414,646
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 08/15/32(d)	EUR	1,440	1,759,728
Invitation Homes Trust
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.15%, 07/17/37(a)(d)	USD	2,698	2,697,797
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.15%, 07/17/37(a)(d)		1,471	1,468,747
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(a)(c)		348	347,930
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/28(a)(d)		1,830	1,816,304
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 0.55%, 05/25/36(d)		1,170	1,135,728
Kayne CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.35%), 1.57%, 07/24/32(a)(d)		3,770	3,779,009
Kayne CLO II Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 10/15/31(a)(d)		500	499,797
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/29(a)(d)		7,421	7,413,734
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.29%, 01/20/31(a)(d)		8,120	8,099,860
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.26%, 07/20/31(a)(d)		500	498,676

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.26%, 10/20/27(a)(d)	USD	3,740	$ 3,732,873
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 10/20/27(a)(d)		250	249,247
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.10%, 04/20/28(a)(d)		3,430	3,425,128
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.31%), 1.53%, 03/20/30(a)(d)		500	499,999
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(d)		7,775	7,798,637
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)		2,263	366,544
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(d)		2,083	1,989,265
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		4,011	4,271,957
Series 2002-A, Class C, 0.00%, 06/15/33		335	297,797
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.24%, 06/25/37(a)(d)		424	322,411
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(a)		12,230	12,559,246
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(b)		1,601	1,600,215
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.29%, 05/15/28(a)(d)		1,374	1,372,422
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		7,360	7,622,899
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		7,640	7,639,602
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36(d)		3,693	2,248,264
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.31%, 08/25/36(d)		9,885	5,312,502
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.11%), 0.26%, 10/25/36(d)		1,485	653,942
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.23%), 0.38%, 10/25/36(d)		1,495	681,339
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.40%, 03/25/32(d)		938	940,626
Madison Park Funding X Ltd.
Series 2012-10A, Class AR2, (3 mo. LIBOR US + 1.22%), 1.44%, 01/20/29(a)(d)		10,710	10,690,618
Series 2012-10A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.02%, 01/20/29(a)(d)		250	249,999
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.16%), 1.37%, 07/23/29(a)(d)		4,830	4,824,675
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.17%, 04/19/30(a)(d)		7,780	7,772,303
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/19/30(a)(d)		4,540	4,488,366
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.14%, 01/22/28(a)(d)		7,698	7,690,685
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.72%, 01/22/28(a)(d)	USD	1,000	$ 994,300
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.90%), 2.12%, 04/20/26(a)(d)		500	499,517
Madison Park Funding XVII Ltd., Series 2015-17A, Class B1R, (3 mo. LIBOR US + 1.75%), 1.96%, 07/21/30(a)(d)		1,770	1,762,512
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.40%, 10/21/30(a)(d)		14,970	14,918,072
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.50%, 01/15/33(a)(d)		3,000	2,988,751
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class A, (3 mo. LIBOR US + 1.21%), 1.43%, 07/27/30(a)(d)		250	249,630
Series 2017-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 07/27/30(a)(d)		500	496,621
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.41%, 07/29/30(a)(d)		11,115	11,112,937
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/33(a)(d)		2,470	2,471,335
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.45%, 12/18/30(a)(d)		2,000	1,999,996
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.33%, 04/25/31(a)(d)		3,550	3,536,824
Mariner CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.49%, 04/20/33(a)(d)		3,010	3,005,006
Mariner CLO LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/20/29(a)(d)		7,152	7,010,553
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.12%, 04/20/29(a)(d)		2,000	1,958,888
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.71%, 07/23/29(a)(b)(d)		1,478	1,462,777
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.26%, 07/23/29(a)(b)(d)		5,162	5,108,831
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.11%, 07/23/29(a)(b)(d)		500	483,550
Series 2017-4A, Class A, (3 mo. LIBOR US + 1.21%), 1.43%, 10/26/29(a)(d)		1,800	1,798,245
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)		14,870	15,201,046
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,479,859
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,176,319
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		7,050	7,157,528
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,669,586
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,592,158
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	2,041,858
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.67%, 06/25/36(a)(d)		1,477	1,360,100
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.43%, 05/25/37(d)		1,318	1,025,264

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.41%, 06/25/46(a)(d)	USD	467	$ 446,579
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(d)		1,851	1,388,131
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.41%, 08/25/37(d)		385	271,450
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 0.33%, 06/25/37(d)		926	285,797
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.18%, 04/21/31(a)(d)		1,995	1,964,987
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		6,756	7,116,201
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.75%, 12/25/34(d)		820	764,318
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 1.02%, 09/25/35(d)		3,801	2,506,089
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 2.05%, 02/25/47(a)(d)		1,213	1,154,757
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 0.47%, 04/25/36(d)		1,937	1,533,713
Morgan Stanley Mortgage Loan Trust
Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.17%), 0.32%, 11/25/36(d)		4,178	1,271,307
Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.64%), 0.79%, 07/25/37(d)		938	915,124
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,768	2,980,248
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		880	937,730
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		1,518	1,549,024
Series 2020-1A, Class B, 3.10%, 04/20/46(a)		2,294	2,397,839
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/20/24(a)(d)		1,092	1,091,223
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.47%, 10/20/30(a)(d)		2,820	2,813,025
MP CLO VII Ltd.
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.30%, 10/18/28(a)(d)		490	484,059
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.82%, 10/18/28(a)(d)		750	734,723
MP CLO VIII Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.91%), 1.13%, 10/28/27(a)(d)		5,177	5,147,331
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.42%), 1.64%, 10/28/27(a)(d)		3,250	3,177,680
Nationstar HECM Loan Trust, Series 2020-1A, Class M3, 2.82%, 09/25/30(a)(d)		2,151	2,160,491
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.56%, 04/25/37(d)		3,320	3,007,099
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	6,166,990
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.06%, 11/15/68(a)(d)		2,410	2,412,776
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B, 2.69%, 07/15/69(a)	USD	2,590	$ 2,605,856
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/22/29(a)(d)		1,500	1,465,330
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.22%, 04/22/29(a)(d)		1,900	1,880,502
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.85%), 1.09%, 01/15/28(a)(d)		2,336	2,331,259
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 1.04%, 01/15/28(a)(d)		892	889,475
Series 2015-20A, Class BR, (3 mo. LIBOR US + 1.25%), 1.49%, 01/15/28(a)(d)		750	737,187
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 10/17/27(a)(d)		400	398,070
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30(a)(d)		5,520	5,497,408
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 10/18/30(a)(d)		250	249,031
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/31(a)(b)(d)		1,000	1,003,100
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.55%, 10/25/36(a)(d)		223	218,682
Oaktree CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.85%), 2.07%, 05/13/29(a)(d)		1,840	1,809,178
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.09%, 10/20/27(a)(d)		386	383,975
Oaktree EIF III Series I Ltd., Series 2016-IIIA, Class B, (3 mo. LIBOR US + 2.00%), 2.22%, 10/20/27(a)(d)		425	424,217
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(d)		654	456,071
Series 2001-D, Class A4, 6.93%, 09/15/31(d)		416	335,072
Series 2002-B, Class M1, 7.62%, 06/15/32(d)		4,486	3,790,818
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.67%, 04/24/29(a)(d)		2,500	2,445,400
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.12%, 04/24/29(a)(d)		4,618	4,424,556
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.22%, 04/24/29(a)(d)		3,000	2,904,748
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.30%, 04/26/31(a)(d)		660	658,363
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.87%, 07/20/29(a)(d)		750	738,608
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.82%), 1.04%, 10/26/27(a)(d)		479	477,996
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.07%, 10/26/27(a)(d)		1,120	1,112,258
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.99%, 07/15/27(a)(d)		250	246,650
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.34%, 10/18/28(a)(d)		10,736	10,703,977
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.82%, 10/18/28(a)(d)		500	500,536

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30(a)(d)	USD	9,170	$ 9,169,982
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.17%, 11/20/30(a)(d)		500	492,901
Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.82%, 07/20/31(a)(d)		500	503,172
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.27%, 07/20/31(a)(d)		650	649,580
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.79%, 07/20/31(a)(d)		525	523,269
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(d)	EUR	1,130	1,368,124
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.19%, 04/16/31(a)(d)	USD	7,300	7,263,651
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/29(a)(d)		1,650	1,641,292
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.45%, 07/15/33(a)(d)		3,290	3,299,380
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.60%), 4.85%, 07/15/33(a)(d)		2,470	2,485,496
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.24%, 07/17/30(a)(d)		3,580	3,544,243
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.22%, 01/25/31(a)(d)		7,240	7,195,639
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/27(a)(d)		2,840	2,782,598
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/32(a)(d)		2,989	2,977,171
OHA Credit Partners VII Ltd., Series 2012-7A, Class CR, (3 mo. LIBOR US + 2.70%), 2.92%, 11/20/27(a)(d)		650	652,187
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.25%, 05/23/31(a)(d)		6,219	6,154,958
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.56%, 11/15/32(a)(d)		5,400	5,405,451
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	5,195,149
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	15,939,004
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		12,330	13,004,069
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,688,499
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	6,899,457
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.64%), 0.79%, 07/25/33(d)		815	767,064
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 02/25/37(d)		1,217	919,108
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.36%, 03/25/37(d)		2,360	1,799,426
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		2,576	2,537,918
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)	USD	6,430	$ 6,344,868
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		3,406	3,514,885
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 0.88%, 11/25/35(d)		4,030	3,582,816
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		1,279	1,256,911
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.36%, 10/15/37(a)(b)(d)		1,609	1,576,804
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/01/37(c)		1,990	1,931,037
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.92%, 01/22/29(a)(d)		4,720	4,694,720
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 10/22/30(a)(d)		13,035	13,002,993
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.92%, 10/22/30(a)(d)		2,120	2,103,992
OZLM Funding Ltd., Series 2012-1A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.07%, 07/22/29(a)(d)		495	492,539
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 1.97%, 04/17/31(a)(d)		900	897,635
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/29(a)(d)		1,160	1,136,641
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.81%, 04/30/27(a)(d)		500	495,502
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/29(a)(d)		5,770	5,703,989
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.22%), 1.46%, 11/22/30(a)(d)		2,160	2,156,400
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.26%, 04/15/31(a)(d)		2,620	2,593,935
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 04/20/31(a)(d)		600	588,169
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.12%, 01/20/31(a)(d)		930	907,698
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.25%), 2.47%, 07/20/32(a)(d)		750	752,649
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(a)(d)		4,548	4,521,912
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.22%), 1.43%, 05/21/29(a)(d)		10,965	10,958,130
Series 2015-1A, Class A1R3, (3 mo. LIBOR US + 1.00%), 0.00%, 05/21/29(a)(d)		10,965	10,965,000
Series 2015-1A, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.86%, 05/21/29(a)(d)		2,460	2,444,435
Series 2015-1A, Class A2R3, (3 mo. LIBOR US + 1.40%), 0.00%, 05/21/29(a)(d)		2,460	2,460,000

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.77%, 07/20/30(a)(d)	USD	2,500	$ 2,478,502
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.97%, 07/20/30(a)(d)		1,000	983,718
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/18/31(a)(d)		3,360	3,333,795
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.33%, 07/16/31(a)(d)		4,820	4,819,990
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.88%, 07/16/31(a)(d)		1,500	1,488,834
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.35%), 1.57%, 08/15/26(a)(d)		3,323	3,300,068
Palmer Square Loan Funding Ltd.
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/26(a)(d)		3,050	3,011,211
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 6.02%, 04/20/27(a)(d)		1,700	1,592,532
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/27(a)(d)		2,000	1,957,060
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 04/20/27(a)(d)		250	248,499
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.82%, 08/20/27(a)(d)		2,610	2,605,286
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 08/20/27(a)(d)		1,940	1,884,174
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 10/24/27(a)(d)		1,460	1,444,311
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.12%, 10/24/27(a)(d)		1,488	1,390,463
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.57%, 02/20/28(a)(d)		4,860	4,735,879
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/28(a)(d)		5,850	5,742,787
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/28(a)(d)		1,000	999,993
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 04/20/28(a)(d)		1,000	942,495
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 1.73%, 11/25/28(a)(d)		2,640	2,607,344
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.73%, 11/25/28(a)(d)		500	498,834
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.07%, 07/20/27(a)(d)		2,102	2,092,914
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.97%, 07/20/27(a)(d)		1,150	1,111,954
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.22%), 1.44%, 11/14/29(a)(d)		6,970	6,958,117
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.70%), 1.92%, 11/14/29(a)(d)		2,940	2,890,888
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.70%, 05/15/32(a)(d)		500	505,227
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.22%, 05/15/32(a)(d)		500	497,178
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.95%, 10/25/25(a)		9,045	9,079,966
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.72%, 02/27/60(a)(c)		14,153	14,250,427
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)	USD	2,633	$ 2,664,743
Series 2018-SFR1, Class F, 4.78%, 03/17/35(a)		1,620	1,626,386
Series 2018-SFR2, Class F, 4.95%, 08/17/35(a)		1,030	1,043,901
Series 2019-SFR1, Class E, 4.47%, 08/17/35(a)		2,000	2,061,571
Series 2020-SFR2, Class B, 2.58%, 06/01/37(a)		550	559,050
Series 2020-SFR2, Class D, 3.87%, 06/01/37(a)		1,886	1,959,015
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,873,325
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,416,102
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.21%), 1.45%, 10/15/30(a)(d)		3,710	3,709,375
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.32%, 07/25/31(a)(d)		5,472	5,426,208
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.77%, 07/25/34(d)		1,807	1,529,085
Regatta Funding LP, Series 2013-2A, Class A1R2, (3 mo. LIBOR US + 1.25%), 1.49%, 01/15/29(a)(d)		1,300	1,299,997
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/20/28(a)(d)		9,080	9,054,218
Regatta VII Funding Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 12/20/28(a)(d)		250	244,146
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(a)		12,820	12,996,733
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)		14,870	15,101,402
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.36%, 10/18/28(a)(d)		4,670	4,669,074
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 1.27%, 04/15/29(a)(d)		10,140	10,079,796
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.69%, 04/15/29(a)(d)		7,210	7,086,297
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 04/15/29(a)(d)		2,490	2,414,042
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(a)(d)		750	717,992
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29(a)(d)		7,771	7,604,317
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 10/15/29(a)(d)		2,750	2,655,846
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(d)		4,766	4,698,352
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29(a)(d)		1,750	1,711,186
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(d)		14,614	14,612,457

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.32%, 05/20/31(a)(d)	USD	1,953	$ 1,952,263
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 1.94%, 05/20/31(a)(d)		1,500	1,499,991
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.22%, 05/20/31(a)(d)		750	720,936
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.38%, 10/20/31(a)(d)		1,000	998,776
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 10/20/31(a)(d)		500	500,496
Series 2019-2A, Class B, (3 mo. LIBOR US + 1.93%), 2.15%, 08/20/32(a)(d)		1,250	1,243,600
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(d)	EUR	3,898	4,780,432
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(d)		435	531,936
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/20/31(a)(d)	USD	4,272	4,238,381
RR 11 Ltd., Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.28%, 10/15/31(a)(d)		4,176	4,189,352
RR 2 Ltd.
Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.84%, 10/15/29(a)(d)		750	735,990
Series 2017-2A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/29(a)(d)		750	740,587
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(a)(d)		2,020	2,010,155
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30(a)(d)		1,400	1,366,924
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 1.89%, 10/15/31(a)(d)		1,000	980,261
RR 6 Ltd., Series 2019-6A, Class A1A, (3 mo. LIBOR US + 1.25%), 1.49%, 04/15/30(a)(d)		9,840	9,840,008
RRE 2 Loan Management DAC, Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 01/15/32(a)(d)	EUR	750	915,630
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.45%, 08/25/36(d)	USD	208	205,888
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 1.15%, 10/25/35(d)		340	297,066
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.50%, 04/25/37(a)(d)		302	301,326
Seneca Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.12%), 1.34%, 07/17/26(a)(d)		6	5,948
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 0.47%, 07/25/36(d)		947	302,145
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.46%, 07/20/30(a)(d)		3,920	3,917,616
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.52%, 07/20/30(a)(d)		500	496,974
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.62%, 06/15/33(d)		1,579	1,559,709
Security		Par (000)	Value
Asset-Backed Securities (continued)
SLM Private Credit Student Loan Trust
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.55%, 03/15/24(d)	USD	5,240	$ 5,200,798
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.51%, 06/15/39(d)		13,777	13,240,887
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.27%), 0.49%, 12/15/39(d)		437	418,393
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.91%, 10/15/41(a)(d)		17,610	19,199,301
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,565,092
Series 2020-B, Class B, 2.76%, 07/15/53(a)		2,440	2,442,014
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		20,680	20,902,058
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,617,937
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.29%, 01/26/31(a)(d)		500	497,852
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.25%), 2.47%, 07/20/28(a)(d)		440	433,301
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.15%), 1.36%, 01/23/29(a)(d)		9,440	9,430,969
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.65%), 2.86%, 01/23/29(a)(d)		1,000	994,859
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.36%, 01/23/29(a)(d)		1,720	1,718,346
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 01/21/31(a)(d)		500	473,688
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.40%), 1.64%, 04/15/32(a)(d)		19,610	19,571,282
Sound Point Euro CLO I Funding DAC, Series 1X, Class B1, (3 mo. EURIBOR + 2.00%), 2.00%, 04/25/32(d)	EUR	660	805,554
Sound Point Euro CLO II Funding DAC, Series 2A, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 10/26/32(a)(d)		3,020	3,695,487
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.94%, 01/25/35(d)	USD	44	42,407
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(d)	EUR	1,420	1,712,458
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(a)(d)	USD	4,140	4,110,466
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 2.04%, 01/15/30(a)(d)		1,630	1,581,035
Stratus CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 3.65%), 3.92%, 10/15/28(a)(d)		500	500,623
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		220	218,253

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.45%), 0.60%, 01/25/35(d)	USD	137	$ 136,469
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(d)	EUR	940	1,132,517
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.12%, 04/15/28(a)(d)	USD	3,435	3,418,850
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR, (3 mo. LIBOR US + 1.15%), 1.36%, 01/23/28(a)(d)		4,140	4,124,430
Series 2016-18A, Class B, (3 mo. LIBOR US + 1.80%), 2.01%, 01/23/28(a)(d)		300	297,260
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (3 mo. LIBOR US + 1.38%), 1.62%, 07/15/32(a)(d)		4,230	4,229,990
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.42%, 11/18/30(a)(d)		3,290	3,276,923
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.16%), 1.38%, 10/20/26(a)(d)		83	83,140
THL Credit Wind River CLO Ltd.
Series 2012-1A, Class BR2, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/26(a)(d)		920	915,636
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/28(a)(d)		4,479	4,464,541
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.30%), 2.52%, 04/18/29(a)(d)		1,400	1,355,286
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.28%), 1.50%, 04/20/29(a)(d)		2,340	2,338,865
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.38%, 01/16/31(a)(d)		1,467	1,461,914
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.80%), 1.02%, 07/20/27(a)(d)		746	745,139
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/31(a)(d)		3,080	3,075,486
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/17/31(a)(d)		1,000	975,740
TICP CLO VI Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 01/15/29(a)(d)		3,820	3,820,006
Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/29(a)(d)		5,360	5,357,974
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(d)		750	716,556
TICP CLO XI Ltd., Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/20/31(a)(d)		750	749,084
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.35%, 01/15/31(a)(d)		250	248,921
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(d)		8,260	8,512,055
Security		Par (000)	Value
Asset-Backed Securities (continued)
TRESTLES CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.55%, 01/20/33(a)(d)	USD	8,860	$ 8,864,581
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.07%, 01/20/33(a)(d)		2,590	2,589,988
TRESTLES CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.29%), 1.51%, 07/25/29(a)(d)		250	249,406
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,725,777
Tricon American Homes Trust
Series 2017-SFR1, Class D, 3.41%, 09/17/34(a)		2,784	2,818,524
Series 2017-SFR1, Class F, 5.15%, 09/17/34(a)		14,485	14,783,292
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	9,087,593
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	947,223
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	646,765
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/32(a)(d)		250	249,871
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.37%, 07/20/32(a)(d)		500	500,246
VCAT LLC, Series 2020-NPL1, Class A1, 3.67%, 08/25/50(a)(c)		6,893	6,973,235
Venture CLO Ltd.
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.29%, 07/18/31(a)(d)		1,480	1,464,553
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.65%), 1.37%, 10/22/31(a)(d)		2,810	2,809,988
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.46%, 10/15/29(a)(d)		9,820	9,770,996
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(c)		659	660,073
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 1.49%, 09/15/30(a)(d)		1,750	1,743,949
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.87%, 07/25/26(a)(d)		1,680	1,652,568
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.33%, 07/14/31(a)(d)		248	245,007
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.71%, 07/23/27(a)(d)		780	765,616
Series 2017-3A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.45%, 07/20/30(a)(d)		2,201	2,200,995
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(a)(d)		6,640	6,626,764
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.30%, 04/15/31(a)(d)		10,079	10,039,307
Voya Euro CLO II DAC, Series 2X, Class C, (3 mo. EURIBOR + 2.75%), 2.75%, 07/15/32(d)	EUR	730	890,188
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.28%, 07/25/37(a)(d)	USD	1,382	1,254,645

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 09/25/36(d)	USD	4,878	$ 2,190,914
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.30%, 10/25/36(d)		1,820	1,512,141
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.39%, 05/25/37(d)		1,248	1,103,659
Wellfleet CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.36%, 04/20/29(a)(d)		3,730	3,714,719
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.17%, 01/17/31(a)(d)		750	725,210
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.21%), 1.43%, 07/20/28(a)(d)		5,610	5,611,118
Whitebox CLO I Ltd., Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.57%, 07/24/32(a)(d)		2,570	2,556,127
Whitebox CLO II Ltd.
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.99%, 10/24/31(a)(d)		1,470	1,470,251
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.49%, 10/24/31(a)(d)		1,470	1,472,871
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.39%, 10/24/31(a)(d)		1,470	1,473,523
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.55%, 06/25/37(a)(d)		2,394	991,196
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/22/29(a)(d)		750	744,369
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.23%, 10/22/29(a)(d)		250	244,021
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/22/31(a)(d)		250	249,011
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.97%, 10/20/29(a)(d)		3,380	3,383,330
York CLO-4 Ltd.
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.31%, 04/20/32(a)(b)(d)		8,250	8,171,625
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/32(a)(b)(d)		3,000	2,959,500
Series 2016-2A, Class CR, (3 mo. LIBOR US + 2.15%), 2.37%, 04/20/32(a)(d)		3,000	2,877,450
York CLO-7 Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 01/22/33(a)(d)		500	498,903
Total Asset-Backed Securities — 11.0% (Cost: $2,220,924,407)			2,223,292,905
Shares
Common Stocks
Automobiles — 0.0%
Fisker, Inc.(e)	375,488	5,500,899
Security	Shares	Value
Capital Markets — 0.1%
Social Capital Hedosophia Holdings II Corp. (Acquired 12/16/20, cost $8,330,000)(e)(f)	833,000	$ 18,542,580
XL Fleet Corp. (Acquired 12/21/20, cost $3,662,000)(e)(f)	366,200	8,495,840
		27,038,420
Diversified Financial Services — 0.1%
dMY Technology Group, Inc. II(e)(g)	50,556	889,280
Dragoneer Growth Opportunities Corp., Class A(e)	267,310	3,547,204
Gores Holdings IV, Inc.(e)(h)	2	28
KINS Technology Group, Inc.(e)	798,484	8,216,401
KINS Technology Group, Inc.(b)(e)	249,500	1,085
		12,653,998
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(b)(e)	7,278	282,626
Vantage Drilling Co.(e)	311,000	809
		283,435
Entertainment — 0.0%
Cinemark Holdings, Inc.	104,612	1,821,295
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.	560,822	4,626,782
Park Hotels & Resorts, Inc.	264,483	4,535,883
Service Properties Trust	574,385	6,599,684
Sunstone Hotel Investors, Inc.	386,245	4,376,156
Xenia Hotels & Resorts, Inc.	309,157	4,699,186
		24,837,691
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.(h)	29,416	4,837,755
Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp.(e)(g)	112,843	178,292
Household Durables — 0.1%
Beazer Homes U.S.A., Inc.(e)	52,287	792,148
Century Communities, Inc.(e)(h)	56,406	2,469,455
Taylor Morrison Home Corp.(e)(g)	328,641	8,429,641
		11,691,244
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.(h)	139,988	2,752,164
Media — 0.0%
Altice U.S.A., Inc.(e)(h)	77,054	2,918,035
Metals & Mining — 0.0%
Northern Graphite Corp.(e)	99,612	22,303
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(e)	303,008	7,147,959
California Resources Corp. 6-month lockup(e)	145,873	3,328,822
Concho Resources, Inc.	40,661	2,372,569
		12,849,350
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(e)	128,970	2,602,615
KE Holdings, Inc., ADR(e)(g)	9,967	613,369
		3,215,984
Total Common Stocks — 0.5% (Cost: $84,231,523)		110,600,865

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.7%
BAE Systems Holdings, Inc.
3.80%, 10/07/24(a)	USD	2,488	$ 2,766,714
3.85%, 12/15/25(a)		12,498	14,172,923
4.75%, 10/07/44(a)		259	341,024
BAE Systems PLC, 3.40%, 04/15/30(a)		15,747	17,839,382
Boeing Co.
2.80%, 03/01/23		2,463	2,557,043
4.51%, 05/01/23		8,651	9,350,280
4.88%, 05/01/25		12,752	14,536,102
3.83%, 03/01/59		605	614,566
5.93%, 05/01/60		5,008	7,104,318
Embraer Netherlands Finance BV
5.40%, 02/01/27		947	1,004,412
6.95%, 01/17/28(a)		1,227	1,386,510
Embraer Overseas Ltd., 5.70%, 09/16/23		1,337	1,417,638
General Dynamics Corp.
3.75%, 05/15/28		4,050	4,738,086
3.63%, 04/01/30		13,699	16,250,510
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25(a)		5,245	5,828,128
4.20%, 05/01/30(a)		9,516	11,271,138
L3Harris Technologies, Inc.
3.85%, 06/15/23		2,291	2,474,619
3.85%, 12/15/26		10,802	12,481,904
4.40%, 06/15/28		13,382	16,046,092
4.40%, 06/15/28		3,547	4,253,138
2.90%, 12/15/29		864	954,623
1.80%, 01/15/31		7,700	7,816,573
Lockheed Martin Corp.
3.60%, 03/01/35		14,240	17,196,297
4.70%, 05/15/46		1,489	2,097,072
2.80%, 06/15/50		8,008	8,658,100
Series B, 6.15%, 09/01/36		1,247	1,895,506
Northrop Grumman Corp.
2.93%, 01/15/25		10,547	11,471,509
3.25%, 01/15/28		21,091	23,849,975
4.03%, 10/15/47		3,320	4,165,667
5.25%, 05/01/50		3,342	4,968,012
Raytheon Technologies Corp.
3.65%, 08/16/23		694	748,250
3.15%, 12/15/24		4,040	4,388,707
7.20%, 08/15/27		2,353	3,169,837
7.00%, 11/01/28		7,205	9,825,890
4.13%, 11/16/28		10,595	12,630,974
7.50%, 09/15/29		475	689,470
2.15%, 05/18/30	EUR	8,500	11,979,011
2.25%, 07/01/30	USD	13,010	13,819,150
4.20%, 12/15/44		1,922	2,346,170
4.15%, 05/15/45		3,755	4,753,519
Textron, Inc.
3.88%, 03/01/25		3,610	3,966,344
3.65%, 03/15/27		2,985	3,295,020
3.90%, 09/17/29		8,086	9,280,797
TransDigm, Inc.
8.00%, 12/15/25(a)		9,810	10,842,993
6.25%, 03/15/26(a)		23,463	24,988,095
United Technologies Corp., 5.40%, 05/01/35		2,386	3,280,646
			349,512,734
Security		Par (000)	Value
Air Freight & Logistics — 0.3%
FedEx Corp.
1.30%, 08/05/31	EUR	6,865	$ 9,005,963
3.88%, 08/01/42	USD	2,943	3,432,911
4.10%, 02/01/45		3,939	4,647,512
4.55%, 04/01/46		1,320	1,698,177
5.25%, 05/15/50		1,423	2,015,581
United Parcel Service, Inc.
3.40%, 03/15/29		7,874	9,173,652
2.50%, 09/01/29		4,016	4,375,212
4.45%, 04/01/30		9,021	11,284,194
5.20%, 04/01/40		8,347	11,856,242
XPO Logistics, Inc.
6.13%, 09/01/23(a)		1,462	1,487,585
6.75%, 08/15/24(a)		3,480	3,697,500
			62,674,529
Airlines — 0.7%
Air Canada Pass-Through Trust
Series 2015-2, Class B, 5.00%, 06/15/25(a)		1,148	1,134,760
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,974	1,931,313
Series 2017-1, Class B, 3.70%, 07/15/27(a)		20	18,618
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,699,595
American Airlines Pass-Through Trust
4.00%, 12/15/25(b)		1,555	1,467,279
3.50%, 12/15/27(b)		4,525	4,321,721
Series 2015-2, Class AA, 3.60%, 03/22/29		1,034	1,017,739
Series 2015-2, Class B, 4.40%, 03/22/25		5,551	4,200,064
Series 2016-1, Class AA, 3.58%, 07/15/29		4,124	4,085,304
Series 2016-1, Class B, 5.25%, 07/15/25		4,405	3,740,922
Series 2016-2, Class AA, 3.20%, 12/15/29		1,841	1,794,954
Series 2016-3, Class AA, 3.00%, 04/15/30		11,023	10,789,139
Series 2016-3, Class B, 3.75%, 04/15/27		70	52,440
Series 2017-1, Class AA, 3.65%, 02/15/29		1,449	1,460,192
Series 2017-1, Class B, 4.95%, 08/15/26		1,300	1,099,473
Series 2019-1, Class AA, 3.15%, 08/15/33		5,096	4,994,096
Series 2019-1, Class B, 3.85%, 02/15/28		5,353	4,502,770
American Airlines, Inc.
4.13%, 06/15/22(b)		15,927	14,952,268
4.87%, 10/22/23(b)		949	831,862
Avianca DIP Financing, 0.99%, 11/10/21		220	220,000
Avianca Holdings SA, (3 mo. LIBOR US + 10.50%), 11.00%, 11/10/21(a)(d)		2,066	1,921,380
British Airways Pass-Through Trust
Series 2020-1, Class A, 4.25%, 05/15/34(a)		2,103	2,247,581
Series 2020-1, Class B, 8.38%, 11/15/28(a)		1,673	1,844,483
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25		12,694	13,042,147
GOL Equity Finance SA, 3.75%, 07/15/24(a)(i)		790	685,401
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	4,213,844
JetBlue Airways Corp. Pass-Through Trust, Series 2020-1, Class A , 4.00%, 05/15/34		9,725	10,496,705
Singapore Airlines Ltd., 1.63%, 12/03/25(i)	SGD	750	617,524
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(b)	USD	2,165	1,986,116
Series 2019-1C, 7.00%, 12/15/25(b)		2,170	1,971,756
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(a)	EUR	400	344,606
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(a)	USD	1,341	1,108,806
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27		3,692	3,733,143
Series 2014-1, Class B, 4.75%, 10/11/23		334	335,592
Series 2014-2, Class B, 4.63%, 03/03/24		416	419,076

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust
Series 2015-1, Class AA, 3.45%, 06/01/29	USD	1,428	$ 1,428,699
Series 2016-1, Class AA, 3.10%, 01/07/30		577	583,554
Series 2016-1, Class B, 3.65%, 07/07/27		432	423,881
Series 2016-2, Class AA, 2.88%, 04/07/30		1,756	1,764,334
Series 2016-2, Class B, 3.65%, 04/07/27		227	219,357
Series 2018-1, Class AA, 3.50%, 09/01/31		1,217	1,207,314
Series 2019-2, Class AA, 2.70%, 05/01/32		3,315	3,198,657
Series 2019-2, Class B, 3.50%, 11/01/29		4,728	4,416,317
Series 2020-1, Class A, 5.88%, 10/15/27		21,419	23,137,072
			149,661,854
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		1,860	1,925,100
Magna International, Inc., 2.45%, 06/15/30		4,046	4,352,226
			6,277,326
Automobiles — 0.3%
Daimler Finance North America LLC
2.30%, 02/12/21(a)		8,755	8,772,656
3.35%, 05/04/21(a)		13,164	13,290,249
General Motors Co., 6.25%, 10/02/43		1,207	1,628,206
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)		10,201	10,922,439
4.81%, 09/17/30(a)		24,516	27,605,421
			62,218,971
Banks — 5.9%
Arab National Bank, 3.33%, 10/28/30		775	794,375
Banco de Credito del Peru, 3.13%, 07/01/30(a)		3,279	3,369,173
Banco Espirito Santo SA
2.63%, 05/08/17(e)(j)	EUR	400	63,526
4.75%, 01/15/18(e)(j)		2,200	349,392
4.00%, 01/21/19(e)(j)		6,300	1,000,531
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)	USD	2,224	2,353,270
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(a)		2,301	2,352,773
Banco Santander SA
2.71%, 06/27/24		17,000	18,152,199
3.31%, 06/27/29		3,600	4,051,335
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,301,244
Bangkok Bank PCL, 3.73%, 09/25/34		1,756	1,824,045
Bank of America Corp.
2.74%, 01/23/22		83	83,101
3.50%, 05/17/22		10,605	10,730,663
3.12%, 01/20/23		2,006	2,063,591
2.88%, 04/24/23		428	441,660
2.82%, 07/21/23		2,979	3,093,486
3.00%, 12/20/23		3,584	3,772,196
3.55%, 03/05/24		6,568	7,016,526
4.20%, 08/26/24		2,061	2,307,250
0.81%, 10/24/24		6,005	6,061,112
3.88%, 08/01/25		2,542	2,897,360
2.46%, 10/22/25		15,549	16,575,685
3.37%, 01/23/26		7,675	8,449,411
2.02%, 02/13/26		1,747	1,830,928
4.45%, 03/03/26		11,549	13,460,932
1.20%, 10/24/26		19,303	19,560,014
3.56%, 04/23/27		21,838	24,657,480
3.82%, 01/20/28		28,575	32,820,952
3.71%, 04/24/28		15,339	17,462,816
3.59%, 07/21/28		4,479	5,088,234
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
3.42%, 12/20/28(h)	USD	33,439	$ 37,770,825
3.97%, 03/05/29		13,650	15,937,593
4.27%, 07/23/29		9,809	11,680,025
1.92%, 10/24/31		2,223	2,252,389
2.68%, 06/19/41		13,366	13,925,989
Series L, 3.95%, 04/21/25		6,388	7,201,119
Bank of East Asia Ltd., 4.00%, 05/29/30		2,160	2,265,300
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	203,188
Barclays PLC, 4.97%, 05/16/29		13,361	16,028,016
BNP Paribas SA
4.38%, 09/28/25(a)		2,732	3,125,369
2.82%, 11/19/25(a)		15,073	16,066,658
3.05%, 01/13/31(a)		15,124	16,503,731
BPCE SA
3.00%, 05/22/22(a)		2,017	2,087,308
2.70%, 10/01/29(a)		9,456	10,166,520
Citigroup, Inc.
4.40%, 06/10/25		7,783	8,898,352
4.60%, 03/09/26		1,933	2,265,259
3.20%, 10/21/26		3,890	4,347,728
3.67%, 07/24/28		34,845	39,503,940
4.08%, 04/23/29		8,597	10,083,284
2.98%, 11/05/30		47,883	52,734,174
2.67%, 01/29/31		3,834	4,113,108
2.57%, 06/03/31		7,059	7,523,907
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,279,278
Credicorp Ltd., 2.75%, 06/17/25(a)		590	614,338
Danske Bank A/S
5.00%, 01/12/22(a)		13,526	14,120,580
3.00%, 09/20/22(a)		927	941,662
1.17%, 12/08/23(a)		3,435	3,450,470
5.38%, 01/12/24(a)		14,017	15,813,420
1.62%, 09/11/26(a)		3,505	3,520,824
Fifth Third Bancorp, 3.65%, 01/25/24		2,460	2,682,942
Grupo Aval Ltd., 4.75%, 09/26/22		1,073	1,123,632
HSBC Holdings PLC
4.29%, 09/12/26		1,949	2,221,237
4.58%, 06/19/29		12,056	14,262,876
3.97%, 05/22/30		14,400	16,628,401
Huntington National Bank, 3.25%, 05/14/21		3,780	3,811,164
ING Groep NV
4.10%, 10/02/23		23,473	25,787,942
4.63%, 01/06/26(a)		15,796	18,578,237
Intesa Sanpaolo SpA, 6.50%, 02/24/21(a)		1,790	1,804,248
Itau Unibanco Holding SA
2.90%, 01/24/23(a)		4,491	4,597,661
3.25%, 01/24/25(a)		2,456	2,569,344
JPMorgan Chase & Co.
3.21%, 04/01/23		4,480	4,642,682
3.80%, 07/23/24		9,185	9,963,477
4.02%, 12/05/24		28,694	31,610,125
3.22%, 03/01/25		25,279	27,259,018
3.90%, 07/15/25		8,990	10,212,988
2.30%, 10/15/25		35,699	37,895,418
2.01%, 03/13/26		8,395	8,818,039
2.08%, 04/22/26		15,240	16,095,369
3.20%, 06/15/26		200	223,673
3.96%, 01/29/27		7,245	8,325,138
3.78%, 02/01/28		29,730	34,170,695
3.54%, 05/01/28		31,691	36,162,042

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
2.18%, 06/01/28	USD	4,011	$ 4,257,586
3.51%, 01/23/29		32	36,393
4.01%, 04/23/29		5,030	5,905,418
4.20%, 07/23/29		4,768	5,700,565
4.45%, 12/05/29		17,436	21,273,741
4.26%, 02/22/48		4,672	6,118,818
4.03%, 07/24/48		7,638	9,680,953
3.90%, 01/23/49		231	291,216
Kasikornbank PCL, 3.34%, 10/02/31		1,940	1,995,169
KeyCorp
4.10%, 04/30/28		718	851,868
2.55%, 10/01/29		3,481	3,770,216
Lloyds Banking Group PLC, 3.75%, 01/11/27		6,060	6,872,160
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22		3,776	3,889,145
2.62%, 07/18/22		206	212,950
3.46%, 03/02/23		19,706	20,996,556
0.85%, 09/15/24		10,565	10,627,997
2.19%, 02/25/25		17,155	18,122,465
Mizuho Financial Group, Inc.
2.63%, 04/12/21(a)		7,490	7,537,284
2.27%, 09/13/21		5,639	5,713,188
2.84%, 07/16/25		797	848,298
2.56%, 09/13/25		18,319	19,350,714
3.66%, 02/28/27		352	399,892
2.20%, 07/10/31		3,166	3,282,483
1.98%, 09/08/31		9,815	9,989,417
Nbk Tier 2 Ltd., 2.50%, 11/24/30		650	659,750
Santander UK Group Holdings PLC
2.88%, 08/05/21		12,877	13,057,349
1.53%, 08/21/26		8,185	8,308,401
3.82%, 11/03/28		2,393	2,699,098
Shinhan Financial Group Co. Ltd., 3.34%, 02/05/30		1,025	1,089,063
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.50%), 0.00%, 01/25/23(d)(i)		200	192,793
Standard Chartered PLC, 3.89%, 03/15/24(a)		2,885	3,068,759
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	17,399,455
2.35%, 01/15/25		18,348	19,469,074
1.47%, 07/08/25		2,073	2,123,042
U.S. Bancorp, 3.00%, 07/30/29		3,250	3,629,937
Union Bank of the Philippines, 2.13%, 10/22/25		665	676,638
Washington Mutual Escrow Bonds
0.00%, (b)(e)(j)(k)		13,308	1
0.00%, (b)(e)(j)(k)		11,911	1
0.00%, (b)(e)(j)(k)		2,570	—
0.00%, (b)(e)(j)(k)		3,115	—
Wells Fargo & Co.
3.75%, 01/24/24		6,345	6,926,770
3.55%, 09/29/25		7,860	8,829,458
2.41%, 10/30/25		4,567	4,829,009
2.16%, 02/11/26		5,015	5,273,479
3.00%, 04/22/26		7,336	8,073,984
3.00%, 10/23/26		8,207	9,093,104
3.20%, 06/17/27		2,599	2,882,178
3.58%, 05/22/28		8,023	9,094,793
2.39%, 06/02/28		4,195	4,466,089
4.15%, 01/24/29		4,083	4,846,526
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.88%, 10/30/30	USD	13,149	$ 14,345,430
3.07%, 04/30/41		15,869	17,262,283
			1,195,876,918
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		30,724	39,028,305
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		37,964	46,881,576
3.50%, 06/01/30		23,862	27,640,862
4.90%, 01/23/31		7,707	9,816,969
8.00%, 11/15/39		3,000	5,090,948
Central American Bottling Corp., 5.75%, 01/31/27(a)		1,707	1,808,353
Coca-Cola Co.
2.50%, 06/01/40		6,392	6,808,412
2.75%, 06/01/60		6,450	6,962,893
Embotelladora Andina SA, 3.95%, 01/21/50(a)		2,139	2,409,717
Keurig Dr Pepper, Inc., 3.20%, 05/01/30		6,658	7,538,350
PepsiCo, Inc., 4.60%, 07/17/45		1,586	2,220,182
PepsiCo., Inc., 2.88%, 10/15/49		1,670	1,869,657
			158,076,224
Biotechnology — 0.9%
AbbVie, Inc.
2.30%, 11/21/22		6,787	7,034,046
2.60%, 11/21/24		27,141	29,089,609
3.80%, 03/15/25		13,744	15,327,012
3.60%, 05/14/25		13,688	15,249,632
3.20%, 05/14/26		8,354	9,255,312
3.20%, 11/21/29		11,327	12,694,119
4.55%, 03/15/35		10,431	13,187,985
4.50%, 05/14/35		11,339	14,242,628
4.88%, 11/14/48		7,823	10,580,392
Amgen, Inc.
2.45%, 02/21/30		4,757	5,093,892
4.40%, 05/01/45		12,437	15,962,471
Biogen, Inc., 2.25%, 05/01/30		8,002	8,358,895
Elanco Animal Health, Inc.
4.91%, 08/27/21		212	216,770
5.27%, 08/28/23		3,230	3,528,775
5.90%, 08/28/28		437	515,660
Gilead Sciences, Inc.
1.20%, 10/01/27		312	314,161
4.80%, 04/01/44		8,324	10,984,729
4.50%, 02/01/45		3,278	4,177,713
4.75%, 03/01/46		4,803	6,365,890
			182,179,691
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	9,611
Masonite International Corp.
5.75%, 09/15/26(a)		120	125,400
5.38%, 02/01/28(a)		1,697	1,822,154
Owens Corning, 3.95%, 08/15/29		1,900	2,191,237
Standard Industries, Inc.
5.00%, 02/15/27(a)		1,674	1,749,330
4.75%, 01/15/28(a)		597	628,342
			6,526,074
Capital Markets — 2.1%
Bank of New York Mellon Corp., 3.44%, 02/07/28		6,475	7,393,536
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,698,555

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp., 3.20%, 03/02/27	USD	3,391	$ 3,795,250
Cindai Capital Ltd., 0.00%, 02/08/23(i)(l)		2,461	2,488,877
Credit Suisse AG, 3.63%, 09/09/24		4,401	4,883,386
Credit Suisse Group AG
3.80%, 06/09/23		3,341	3,598,226
3.00%, 12/14/23(a)		4,525	4,731,283
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22		9,654	10,196,458
Deutsche Bank AG, 3.55%, 09/18/31		6,930	7,510,327
Goldman Sachs Group, Inc.
3.50%, 01/23/25		18,654	20,587,662
3.50%, 04/01/25		46,476	51,634,357
3.27%, 09/29/25		11,495	12,591,916
(3 mo. LIBOR US + 1.17%), 1.39%, 05/15/26(d)		10,315	10,516,906
3.50%, 11/16/26		3,829	4,298,601
3.85%, 01/26/27		7,399	8,443,699
3.69%, 06/05/28		18,181	20,944,932
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	5,971,324
1.85%, 09/15/32		8,838	8,914,219
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(b)(e)(j)		7,360	1
Moody’s Corp.
4.88%, 02/15/24		762	858,033
3.25%, 01/15/28		4,450	5,007,671
Morgan Stanley
3.70%, 10/23/24		4,112	4,575,826
2.72%, 07/22/25		6,457	6,906,258
4.00%, 07/23/25		8,426	9,642,477
2.19%, 04/28/26		20,838	22,009,970
3.13%, 07/27/26		8,116	9,071,793
3.63%, 01/20/27		26,003	29,779,047
3.59%, 07/22/28		2,189	2,499,170
3.77%, 01/24/29		14,281	16,555,772
4.43%, 01/23/30		20,492	24,926,613
2.70%, 01/22/31		20,646	22,478,394
3.62%, 04/01/31		13,253	15,414,600
1.79%, 02/13/32		254	255,816
Nomura Holdings, Inc.
3.10%, 01/16/30		3,704	4,042,630
2.68%, 07/16/30		1,707	1,807,139
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,469,726
State Street Corp.
2.65%, 05/19/26		556	611,696
2.40%, 01/24/30		1,608	1,757,180
3.15%, 03/30/31		224	255,286
UBS Group AG
2.86%, 08/15/23(a)		18,674	19,358,821
4.13%, 09/24/25(a)		19,150	21,927,861
4.13%, 04/15/26(a)		4,551	5,261,009
1.36%, 01/30/27(a)		13,635	13,787,660
			432,459,963
Chemicals — 0.3%
Alfa SAB de CV
6.88%, 03/25/44(a)		1,000	1,329,063
6.88%, 03/25/44		534	709,719
Braskem Netherlands Finance BV
8.50%, 01/23/81(a)		2,808	3,131,798
8.50%, 01/23/81		993	1,107,505
Cydsa SAB de CV, 6.25%, 10/04/27(a)		3,902	4,106,855
Security		Par (000)	Value
Chemicals (continued)
Dow Chemical Co.
9.00%, 04/01/21	USD	3,960	$ 4,026,844
4.55%, 11/30/25		1,962	2,295,808
DuPont de Nemours, Inc., 4.49%, 11/15/25		15,078	17,601,304
Eastman Chemical Co., 4.50%, 12/01/28		1,368	1,647,339
Ecolab, Inc.
4.80%, 03/24/30		3,346	4,269,466
1.30%, 01/30/31		3,939	3,901,566
LYB International Finance III LLC, 4.20%, 05/01/50		5,149	6,000,336
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22(i)(l)	JPY	150,000	1,441,092
0.00%, 03/29/24(i)(l)		40,000	386,035
RPM International, Inc., 4.25%, 01/15/48	USD	155	170,815
Sasol Financing USA LLC, 5.88%, 03/27/24		1,461	1,554,139
Sherwin-Williams Co.
4.20%, 01/15/22		2,800	2,882,212
2.95%, 08/15/29		5,806	6,388,551
2.30%, 05/15/30		3,672	3,834,623
4.00%, 12/15/42		971	1,139,715
			67,924,785
Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	694,450
Clean Harbors, Inc., 4.88%, 07/15/27(a)		2,288	2,387,093
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		2,696	2,774,265
Republic Services, Inc.
2.90%, 07/01/26		2,994	3,308,126
3.95%, 05/15/28		9,162	10,743,911
1.45%, 02/15/31		4,938	4,832,840
Waste Management, Inc., 1.15%, 03/15/28		10,160	10,189,039
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		1,398	1,429,455
			36,359,179
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 05/23/29		10,242	12,270,066
2.30%, 11/15/30		3,669	3,739,930
5.50%, 09/01/44		6,050	7,704,457
			23,714,453
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(e)(j)	CNH	340	2,873
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24	USD	400	406,125
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		965	981,888
			1,390,886
Construction Materials — 0.0%
Cemex SAB de CV, 5.20%, 09/17/30(a)		2,229	2,435,182
U.S. Concrete, Inc., 6.38%, 06/01/24		543	556,575
			2,991,757
Consumer Finance — 0.7%
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		3,084	2,268,667
American Express Co., 3.70%, 08/03/23		6,764	7,324,660
Capital One Financial Corp.
4.75%, 07/15/21		546	558,739
3.90%, 01/29/24		8,058	8,826,547
Discover Financial Services, 4.50%, 01/30/26		4,031	4,657,136
Ford Motor Credit Co. LLC
3.20%, 01/15/21		2,007	2,008,004

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
5.75%, 02/01/21	USD	7,810	$ 7,829,525
3.34%, 03/18/21		1,500	1,503,750
General Motors Financial Co., Inc.
5.20%, 03/20/23		25,656	28,131,530
3.70%, 05/09/23		8,790	9,316,655
5.10%, 01/17/24		4,641	5,193,502
4.00%, 01/15/25		20,533	22,600,728
4.35%, 04/09/25		5,855	6,536,455
Hyundai Capital Services, Inc., 3.00%, 08/29/22(a)		7,790	8,062,650
Navient Corp.
6.63%, 07/26/21		1,857	1,896,461
6.50%, 06/15/22		2,529	2,676,289
7.25%, 09/25/23		1,473	1,614,379
5.88%, 10/25/24		1,377	1,463,063
6.75%, 06/25/25		1,446	1,572,525
6.75%, 06/15/26		1,424	1,546,820
Toyota Motor Credit Corp.
2.15%, 02/13/30		6,889	7,401,035
3.38%, 04/01/30		1,732	2,026,327
			135,015,447
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26(a)		299	312,455
5.25%, 08/15/27(a)		2,217	2,327,429
Ball Corp.
5.25%, 07/01/25		597	681,314
4.88%, 03/15/26		448	506,016
International Paper Co.
6.00%, 11/15/41		2,411	3,531,243
4.40%, 08/15/47		2,477	3,240,687
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		2,010	2,153,212
			12,752,356
Diversified Consumer Services — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	207,000
China Education Group Holdings Ltd., 2.00%, 03/28/24(i)	HKD	8,000	1,222,839
			1,429,839
Diversified Financial Services — 0.8%
1MDB Energy Ltd., 5.99%, 05/11/22	USD	1,500	1,571,250
ANLLIAN Capital Ltd., 0.00%, 02/05/25(i)(l)	EUR	800	1,201,773
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	4,445	3,833,812
Azul Investments LLP, 5.88%, 10/26/24(a)		1,759	1,640,817
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		4,232	4,631,924
China Huadian Overseas Development 2018 Ltd., 3.38%(k)		2,165	2,206,785
Coastal Emerald Ltd.
4.30%, (k)		1,190	1,200,784
3.95%, 08/01/22		695	703,632
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,878,387
Easy Tactic Ltd.
9.13%, 07/28/22		200	192,000
8.63%, 02/27/24		830	732,216
Security		Par (000)	Value
Diversified Financial Services (continued)
Fortune Star BVI Ltd.
5.95%, 01/29/23	USD	200	$ 205,250
6.85%, 07/02/24		540	573,075
5.95%, 10/19/25		495	517,894
Series DEC, 5.95%, 10/19/25		200	209,250
GE Capital International Funding Co., 4.42%, 11/15/35		8,217	9,807,368
Grupo Aval Ltd., 4.38%, 02/04/30(a)		5,009	5,326,758
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	511,851
Hyundai Capital America
3.95%, 02/01/22(a)		3,655	3,781,783
2.38%, 02/10/23(a)		15,891	16,402,492
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		789	817,601
Latam Finance Ltd., 6.88%, 04/11/24(e)(j)		873	438,683
Manappuram Finance Ltd., 5.90%, 01/13/23		400	413,375
Mirae Asset Daewoo Co. Ltd., 2.63%, 07/30/25		1,175	1,210,250
Muthoot Finance Ltd., 4.40%, 09/02/23		200	203,625
ORIX Corp., 2.90%, 07/18/22		4,137	4,287,515
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,177,711
Pearl Holding III Ltd., 9.50%, 12/11/22		600	164,625
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	151,300
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	3,409,860
Quicken Loans, Inc., 5.25%, 01/15/28(a)		3,322	3,546,235
RELX Capital, Inc.
3.50%, 03/16/23		6,730	7,157,839
4.00%, 03/18/29		11,279	13,389,314
3.00%, 05/22/30		15,042	16,703,002
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,678,504
Shell International Finance BV
3.88%, 11/13/28		10,509	12,447,789
2.38%, 11/07/29		10,494	11,297,438
2.75%, 04/06/30		2,501	2,766,941
3.63%, 08/21/42		1,539	1,795,497
4.38%, 05/11/45		2,800	3,689,366
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		436	446,491
5.10%, 07/16/23		243	247,253
Total Capital International SA
3.70%, 01/15/24		3,644	3,991,829
2.43%, 01/10/25		98	104,599
Trust Fibra Uno
6.95%, 01/30/44(a)		2,194	2,681,479
6.39%, 01/15/50(a)		2,454	2,858,910
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		10,857	11,454,135
			168,660,267
Diversified Telecommunication Services — 1.7%
AT&T Inc.
0.00%, 11/27/22(a)(l)		36,000	35,696,714
2.30%, 06/01/27		9,088	9,692,697
1.65%, 02/01/28		8,149	8,314,373
2.75%, 06/01/31		6,371	6,808,197
2.25%, 02/01/32		10,105	10,250,700
2.55%, 12/01/33(a)		4,155	4,259,449
4.50%, 05/15/35		21,819	26,475,945
2.60%, 05/19/38	EUR	5,000	7,237,470
4.90%, 06/15/42	USD	2,043	2,540,991
4.65%, 06/01/44		2,343	2,813,996
3.50%, 09/15/53(a)		6,688	6,697,816
3.55%, 09/15/55(a)		16,953	16,895,449

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T Inc.
3.80%, 12/01/57(a)	USD	3,260	$ 3,406,494
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,921	3,044,230
Bharti Airtel International Netherlands BV
5.13%, 03/11/23		278	296,591
5.35%, 05/20/24		922	1,017,658
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		5,764	6,208,981
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		1,109	1,168,228
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		588	596,001
8.00%, 12/31/26(a)		443	370,657
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)		6,698	7,491,294
Globe Telecom, Inc.
2.50%, 07/23/30		1,535	1,536,919
3.00%, 07/23/35		910	883,838
Level 3 Financing, Inc.
5.38%, 01/15/24		3,830	3,859,874
5.25%, 03/15/26		2,579	2,664,881
4.63%, 09/15/27(a)		597	623,528
4.25%, 07/01/28(a)		8,811	9,053,302
3.63%, 01/15/29(a)		6,525	6,508,687
Network i2i Ltd., 5.65%(k)		700	746,594
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(m)		594	632,424
UPC Holding BV, 5.50%, 01/15/28(a)		1,479	1,560,345
VEON Holdings BV, 3.38%, 11/25/27(a)		3,501	3,606,030
Verizon Communications, Inc.
4.13%, 03/16/27(h)		17,379	20,484,453
3.00%, 03/22/27		1,918	2,127,914
4.33%, 09/21/28		7,332	8,829,413
3.88%, 02/08/29		12,762	15,022,125
4.02%, 12/03/29		7,081	8,419,936
3.15%, 03/22/30		4,643	5,206,712
1.50%, 09/18/30		15,867	15,630,824
1.68%, 10/30/30(a)		9,631	9,592,034
1.75%, 01/20/31		7,690	7,651,571
4.40%, 11/01/34		2,020	2,520,819
4.27%, 01/15/36		25,577	31,722,653
1.85%, 05/18/40	EUR	4,290	6,015,344
4.86%, 08/21/46	USD	3,587	4,847,604
Series 20Y, 2.88%, 01/15/38	EUR	4,400	7,055,792
Ziggo BV
5.50%, 01/15/27(a)	USD	5,252	5,481,775
4.88%, 01/15/30(a)		1,372	1,442,315
			345,011,637
Electric Utilities — 2.5%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		1,919	2,030,542
Adani Transmission Ltd.
4.00%, 08/03/26		662	714,546
4.25%, 05/21/36		1,198	1,270,916
AEP Texas, Inc.
3.95%, 06/01/28		10,571	12,365,083
Series G, 4.15%, 05/01/49		260	321,451
Series H, 3.45%, 01/15/50		1,440	1,612,701
AEP Transmission Co. LLC
4.00%, 12/01/46		1,806	2,248,965
4.25%, 09/15/48		2,195	2,894,497
3.80%, 06/15/49(h)		4,475	5,525,464
Security		Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC
3.15%, 09/15/49	USD	3,515	$ 3,917,420
Series M, 3.65%, 04/01/50		3,385	4,103,957
Alabama Power Co.
6.00%, 03/01/39		215	319,884
3.75%, 03/01/45		4,887	5,911,958
3.45%, 10/01/49		5,012	5,880,342
Series 13-A, 3.55%, 12/01/23		885	962,673
Series A, 4.30%, 07/15/48		2,138	2,858,906
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	4,878,038
3.75%, 08/15/47		2,530	3,100,753
3.20%, 09/15/49		2,000	2,233,556
2.90%, 06/15/50		2,427	2,613,117
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	392,625
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42		2,240	2,631,607
3.95%, 03/01/48		549	690,928
Commonwealth Edison Co., 2.95%, 08/15/27		1,200	1,332,271
Dayton Power & Light Co., 3.95%, 06/15/49		4,998	5,802,074
DTE Electric Co.
3.95%, 03/01/49		1,552	2,013,146
Series A, 4.05%, 05/15/48		6,639	8,725,852
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	2,028,795
2.45%, 08/15/29		8,544	9,207,622
2.45%, 02/01/30		9,938	10,688,463
3.75%, 06/01/45		1,177	1,422,162
3.88%, 03/15/46		3,172	3,898,139
3.70%, 12/01/47		3,085	3,725,354
3.20%, 08/15/49		2,009	2,286,955
Duke Energy Florida LLC
3.80%, 07/15/28		2,807	3,294,641
2.50%, 12/01/29		21,814	23,812,803
1.75%, 06/15/30		12,459	12,739,342
3.40%, 10/01/46		2,103	2,401,355
4.20%, 07/15/48		53	68,196
Duke Energy Ohio, Inc.
3.65%, 02/01/29		10,976	12,716,174
2.13%, 06/01/30		2,925	3,063,427
Duke Energy Progress LLC
3.70%, 09/01/28		10,090	11,809,757
3.45%, 03/15/29		4,103	4,765,967
4.10%, 05/15/42		2,372	2,934,549
4.10%, 03/15/43		5,261	6,536,898
4.20%, 08/15/45		260	330,140
Edison International
2.40%, 09/15/22		139	142,060
3.13%, 11/15/22		10	10,382
3.55%, 11/15/24		3,527	3,797,563
Entergy Arkansas LLC, 4.20%, 04/01/49		1,197	1,549,646
Entergy Louisiana LLC
5.40%, 11/01/24		1,470	1,730,352
4.20%, 09/01/48		7,609	9,909,121
Exelon Corp., 4.95%, 06/15/35		530	667,661
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,386,429
2.65%, 03/01/30		7,667	7,691,315
Series B, 3.90%, 07/15/27		9,423	10,386,938
Series B, 2.25%, 09/01/30		2,734	2,644,606
Series C, 3.40%, 03/01/50		4,237	4,058,338

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)	USD	13,860	$ 15,110,444
5.45%, 07/15/44(a)		1,121	1,422,396
4.55%, 04/01/49(a)		16,508	19,278,556
Florida Power & Light Co.
3.25%, 06/01/24		60	64,598
3.95%, 03/01/48		7,001	9,130,324
4.13%, 06/01/48		2,000	2,641,393
3.15%, 10/01/49		12,142	13,994,159
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		4,333	2,674,273
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(j)		200	70,000
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,544,323
LLPL Capital Pte Ltd., 6.88%, 02/04/39		610	721,357
MidAmerican Energy Co.
3.10%, 05/01/27		390	437,192
3.65%, 04/15/29		13,756	16,338,542
3.65%, 08/01/48		1,020	1,247,117
4.25%, 07/15/49		2,933	3,937,933
3.15%, 04/15/50		3,370	3,874,196
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		992	1,109,227
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		796	833,561
Northern States Power Co.
3.40%, 08/15/42		3,707	4,309,053
4.00%, 08/15/45		1,610	2,085,980
2.90%, 03/01/50		2,475	2,790,768
NRG Energy, Inc., 2.45%, 12/02/27(a)		8,920	9,391,201
NSTAR Electric Co.
3.25%, 05/15/29		65	74,720
3.95%, 04/01/30		642	778,623
Ohio Power Co.
4.00%, 06/01/49		3,666	4,623,524
Series G, 6.60%, 02/15/33		3,415	4,743,093
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	6,287,815
5.75%, 03/15/29		120	158,252
5.30%, 06/01/42		597	853,288
3.80%, 09/30/47		2,314	2,841,386
3.10%, 09/15/49		3,583	4,085,906
5.35%, 10/01/52(a)		1,028	1,564,401
Public Service Electric & Gas Co.
3.65%, 09/01/28		6,843	7,942,110
3.20%, 05/15/29		231	263,420
Public Service Electric and Gas Co.
3.85%, 05/01/49		1,506	1,897,934
2.05%, 08/01/50		363	341,197
Southern California Edison Co.
1.85%, 02/01/22		1,804	1,808,176
2.25%, 06/01/30		9,815	10,218,959
Series A, 2.90%, 03/01/21		2,215	2,224,039
Series A, 4.20%, 03/01/29		1,808	2,138,679
Series C, 3.60%, 02/01/45		1,389	1,534,584
Series E, 3.70%, 08/01/25		10,666	11,965,715
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(a)		3,000	3,346,890
4.85%, 10/14/38		2,225	2,482,277
Tampa Electric Co.
4.35%, 05/15/44		1,190	1,502,987
Security		Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co.
4.30%, 06/15/48	USD	1,207	$ 1,553,656
4.45%, 06/15/49		2,671	3,498,740
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	19,818,465
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		9,226	9,991,147
5.50%, 09/01/26(a)		4,297	4,478,333
5.63%, 02/15/27(a)		4,376	4,654,489
5.00%, 07/31/27(a)		3,804	4,032,240
4.30%, 07/15/29(a)		13,729	15,582,734
			501,352,794
Electrical Equipment — 0.2%
Carrier Global Corp.
1.92%, 02/15/23		14,677	15,119,805
2.24%, 02/15/25		28,975	30,660,268
Suzlon Energy Ltd., (1.25% Cash and 2.75% PIK), Series SUEL, 4.00%, 08/17/32(b)(i)(m)		160	144,000
			45,924,073
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57		3,213	4,018,002
Energy Equipment & Services — 0.1%
Hilong Holding Ltd., 8.25%, 09/26/22(e)(j)		250	193,750
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25(a)(b)(m)		2,956	2,365,081
(5.00% Cash or 5.00% PIK), 5.00%, 11/15/25(a)(b)(i)(m)		2,081	1,124,611
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		927	779,032
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		6,974	6,765,168
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		700	657,313
			11,884,955
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
5.00%, 02/15/24		4,536	5,133,788
3.38%, 05/15/24		3,600	3,914,510
2.40%, 03/15/25		10,694	11,367,311
2.75%, 01/15/27		1,252	1,358,321
3.95%, 03/15/29		1,825	2,123,941
3.80%, 08/15/29		5,943	6,909,555
2.10%, 06/15/30		1,794	1,841,375
2.95%, 01/15/51		1,050	1,052,505
Boston Properties LP, 3.13%, 09/01/23		2,102	2,229,631
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,373,028
Crown Castle International Corp.
1.35%, 07/15/25		2,608	2,662,193
4.45%, 02/15/26		2,370	2,742,374
3.70%, 06/15/26		5,925	6,676,845
4.30%, 02/15/29		1,324	1,572,474
3.10%, 11/15/29		14,492	15,969,227
3.30%, 07/01/30		6,417	7,182,414
2.25%, 01/15/31		1,684	1,746,878
Digital Dutch Finco BV
1.50%, 03/15/30	EUR	6,150	8,097,370
1.00%, 01/15/32		5,050	6,375,030
Equinix, Inc.
1.25%, 07/15/25	USD	5,023	5,124,130
1.00%, 09/15/25		13,492	13,529,381
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		2,938	3,206,004

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
LMIRT Capital Pte Ltd., 7.25%, 06/19/24	USD	200	$ 199,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		6,235	6,772,145
4.63%, 06/15/25(a)		802	858,942
4.50%, 09/01/26		1,730	1,861,307
5.75%, 02/01/27		4,235	4,751,119
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		299	313,053
5.00%, 10/15/27		4,705	5,004,944
4.63%, 08/01/29		537	573,919
National Retail Properties, Inc., 2.50%, 04/15/30(h)		4,195	4,318,423
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)		567	603,855
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	7,300	9,675,811
Realty Income Corp.
4.13%, 10/15/26	USD	2,631	3,095,267
3.00%, 01/15/27		865	957,107
3.25%, 01/15/31		3,140	3,559,575
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		2,358	2,440,530
Service Properties Trust
5.00%, 08/15/22		4,481	4,559,418
4.50%, 06/15/23		7,725	7,763,625
4.35%, 10/01/24		1,505	1,486,188
7.50%, 09/15/25		1,479	1,704,280
5.50%, 12/15/27		790	863,754
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(a)		26,650	27,256,954
4.25%, 12/01/26(a)		13,700	14,208,955
3.75%, 02/15/27(a)		4,326	4,423,335
4.63%, 12/01/29(a)		597	638,790
4.13%, 08/15/30(a)		5,173	5,460,774
XHR LP, 6.38%, 08/15/25(a)		1,392	1,468,560
			228,008,790
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(a)		3,289	3,371,225
5.75%, 03/15/25		6,117	6,300,510
7.50%, 03/15/26(a)		3,937	4,405,700
4.63%, 01/15/27(a)		806	857,382
5.88%, 02/15/28(a)		3,317	3,609,526
4.88%, 02/15/30(a)		597	657,822
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(a)		12,317	13,868,769
CVS Health Corp.
3.25%, 08/15/29		24,223	27,280,778
3.75%, 04/01/30		22,364	26,026,610
5.30%, 12/05/43		1,240	1,679,616
5.13%, 07/20/45		13,841	18,634,988
Performance Food Group, Inc., 5.50%, 10/15/27(a)		3,012	3,177,660
			109,870,586
Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,365,669
BRF SA
4.88%, 01/24/30(a)		594	644,676
5.75%, 09/21/50(a)		3,269	3,627,568
Security		Par (000)	Value
Food Products (continued)
Campbell Soup Co., 8.88%, 05/01/21	USD	2,350	$ 2,412,971
CP Foods Capital Ltd., 0.50%, 06/18/25(i)		400	396,524
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		1,690	1,796,977
JBS Investments II GmbH
7.00%, 01/15/26(a)		3,405	3,676,379
5.75%, 01/15/28(a)		2,508	2,683,585
JBS USA LUX SA/JBS USA Finance, Inc.
5.75%, 06/15/25(a)		2,836	2,926,043
6.75%, 02/15/28(a)		4,011	4,488,560
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29(a)		4,974	5,790,233
5.50%, 01/15/30(a)		746	856,975
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	511,000
Lamb Weston Holdings, Inc.
4.63%, 11/01/24(a)		2,776	2,893,980
4.88%, 11/01/26(a)		2,790	2,916,387
MHP Lux SA, 6.25%, 09/19/29(a)		594	606,066
Mondelez International, Inc., 2.75%, 04/13/30		7,714	8,472,827
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		5,344	5,796,156
Post Holdings, Inc.
5.75%, 03/01/27(a)		3,722	3,940,667
5.63%, 01/15/28(a)		2,728	2,905,320
5.50%, 12/15/29(a)		2,156	2,352,735
Simmons Foods, Inc., 5.75%, 11/01/24(a)		1,440	1,470,600
Zhou Hei Ya International Holdings Co. Ltd., 1.00%, 11/05/25(i)	HKD	3,000	394,714
			63,926,612
Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49	USD	2,607	3,033,467
Piedmont Natural Gas Co., Inc.
3.64%, 11/01/46		427	488,074
3.35%, 06/01/50		1,635	1,825,143
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		790	840,609
3.75%, 10/16/29		1,460	1,553,531
			7,740,824
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp.
4.00%, 03/01/29		1,700	2,003,468
2.65%, 06/01/30		7,654	8,198,220
Medtronic Global Holdings SCA
1.50%, 07/02/39	EUR	3,660	4,975,863
1.38%, 10/15/40		570	758,111
1.75%, 07/02/49		3,500	4,942,787
Teleflex, Inc., 4.63%, 11/15/27	USD	1,667	1,791,542
			22,669,991
Health Care Providers & Services — 1.4%
Aetna, Inc.
4.50%, 05/15/42		2,558	3,151,272
4.13%, 11/15/42		10	11,858
4.75%, 03/15/44		1,023	1,316,660
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	2,125,520
Anthem, Inc., 3.65%, 12/01/27		8,544	9,852,693
Centene Corp.
5.38%, 06/01/26(a)		12,003	12,659,684
5.38%, 08/15/26(a)		2,500	2,640,625
4.25%, 12/15/27		8,294	8,791,640
4.63%, 12/15/29		2,090	2,320,339
Cigna Corp.
3.25%, 04/15/25		4,621	5,075,694

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Cigna Corp.
3.40%, 03/01/27	USD	4,183	$ 4,723,145
4.38%, 10/15/28		21,302	25,747,449
DaVita, Inc., 4.63%, 06/01/30(a)		6,689	7,098,701
DH Europe Finance II S.a.r.l
1.35%, 09/18/39	EUR	4,795	6,290,563
1.80%, 09/18/49		3,600	4,966,822
Encompass Health Corp.
4.50%, 02/01/28	USD	1,372	1,433,740
4.75%, 02/01/30		1,382	1,480,468
HCA, Inc.
4.75%, 05/01/23		13,965	15,229,833
5.00%, 03/15/24		10,264	11,546,727
5.38%, 02/01/25		1,552	1,745,271
5.25%, 04/15/25		25,546	29,829,597
5.88%, 02/15/26		896	1,030,400
5.25%, 06/15/26		1,140	1,349,192
5.38%, 09/01/26		597	686,192
5.63%, 09/01/28		896	1,057,280
5.88%, 02/01/29		597	718,478
Humana, Inc.
4.50%, 04/01/25		4,430	5,089,578
3.13%, 08/15/29		2,294	2,532,848
4.88%, 04/01/30		2,923	3,652,171
Molina Healthcare, Inc., 5.38%, 11/15/22		2,368	2,507,120
Select Medical Corp., 6.25%, 08/15/26(a)		16,871	18,168,717
Tenet Healthcare Corp.
4.63%, 07/15/24		4,979	5,103,575
4.63%, 09/01/24(a)		9,353	9,656,973
5.13%, 05/01/25		8,459	8,623,866
4.88%, 01/01/26(a)		15,230	15,932,255
6.25%, 02/01/27(a)		9,396	9,959,760
5.13%, 11/01/27(a)		896	948,640
4.63%, 06/15/28(a)		511	535,273
UnitedHealth Group, Inc.
2.95%, 10/15/27		11,106	12,477,077
3.85%, 06/15/28		863	1,026,085
6.50%, 06/15/37		231	369,560
3.50%, 08/15/39		1,681	1,999,755
2.75%, 05/15/40		14,346	15,562,904
4.75%, 07/15/45		4,326	6,086,327
4.20%, 01/15/47		1,634	2,158,326
4.25%, 04/15/47		50	66,416
3.75%, 10/15/47		1,148	1,425,362
			286,762,431
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		448	455,065
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	2,191,977
Aramark Services, Inc.
4.75%, 06/01/26		1,657	1,705,799
5.00%, 02/01/28(a)		3,857	4,064,314
Boyd Gaming Corp.
8.63%, 06/01/25(a)		1,656	1,841,787
6.38%, 04/01/26		1,848	1,919,721
6.00%, 08/15/26		1,726	1,790,725
Caesars Entertainment, Inc.
6.25%, 07/01/25(a)		13,890	14,792,850
8.13%, 07/01/27(a)		4,331	4,794,514
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		4,652	4,701,265
Cedar Fair LP, 5.25%, 07/15/29		3,581	3,686,819
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)	USD	6,059	$ 6,316,507
5.38%, 04/15/27		3,117	3,187,132
Churchill Downs, Inc.
5.50%, 04/01/27(a)		3,722	3,940,667
4.75%, 01/15/28(a)		1,701	1,790,303
Colt Merger Sub, Inc., 5.75%, 07/01/25(a)		2,601	2,755,961
Golden Nugget, Inc., 6.75%, 10/15/24(a)		3,550	3,524,511
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/26		4,106	4,239,445
4.88%, 01/15/30		597	652,223
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		2,561	2,710,626
HIS Co. Ltd., 0.00%, 11/15/24(i)(l)	JPY	40,000	286,669
Hyatt Hotels Corp., 5.38%, 04/23/25	USD	4,131	4,668,513
International Game Technology PLC
6.25%, 02/15/22(a)		2,025	2,090,792
6.50%, 02/15/25(a)		3,422	3,825,864
6.25%, 01/15/27(a)		448	513,027
IRB Holding Corp., 7.00%, 06/15/25(a)		1,742	1,903,135
Marriott International, Inc., 4.63%, 06/15/30		2,084	2,445,531
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		3,879	4,131,135
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		3,289	3,437,005
McDonald’s Corp.
2.13%, 03/01/30		3,710	3,911,561
3.60%, 07/01/30		8,935	10,472,246
4.60%, 05/26/45		2,222	2,883,476
4.88%, 12/09/45		5,602	7,611,071
4.45%, 09/01/48		2,753	3,603,893
Melco Resorts Finance Ltd.
5.63%, 07/17/27		200	210,500
5.38%, 12/04/29(a)		537	556,466
MGM China Holdings Ltd.
5.38%, 05/15/24(a)		2,481	2,569,386
5.88%, 05/15/26(a)		2,506	2,640,422
5.88%, 05/15/26		200	210,728
MGM Resorts International
5.75%, 06/15/25		392	433,415
4.63%, 09/01/26		229	242,328
5.50%, 04/15/27		390	434,655
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(a)		8,106	8,673,420
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(i)(j)	HKD	1,161	1,497
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	2,158,200
Scientific Games International, Inc., 5.00%, 10/15/25(a)		3,693	3,810,770
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/25(a)		4,134	4,464,720
9.50%, 08/01/25(a)		1,587	1,722,887
Starbucks Corp.
2.25%, 03/12/30		6,381	6,754,520
2.55%, 11/15/30		8,838	9,558,251
Station Casinos LLC, 5.00%, 10/01/25(a)		1,495	1,512,267
Studio City Finance Ltd., 7.25%, 02/11/24		200	208,125
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		1,141	1,306,445
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		1,681	1,739,835

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)	USD	6,222	$ 6,494,212
5.25%, 05/15/27(a)		3,101	3,196,356
Wynn Macau Ltd.
4.88%, 10/01/24(a)		3,585	3,636,534
5.50%, 01/15/26		200	208,000
5.50%, 10/01/27(a)		2,511	2,597,316
5.50%, 10/01/27		400	413,750
5.13%, 12/15/29(a)		597	606,701
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		5,371	5,820,821
5.13%, 10/01/29(a)		5,182	5,428,145
			200,456,801
Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25(a)		1,069	1,111,760
9.88%, 04/01/27(a)		3,448	3,874,690
6.63%, 01/15/28(a)		6,260	6,588,650
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,593,527
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		6,893	7,332,429
Century Communities, Inc., 6.75%, 06/01/27		7,145	7,628,716
KB Home, 7.63%, 05/15/23		1,769	1,954,745
Lennar Corp.
4.13%, 01/15/22		1,350	1,382,063
4.50%, 04/30/24		1,533	1,693,965
5.88%, 11/15/24		4,092	4,726,260
4.75%, 05/30/25		299	341,608
5.25%, 06/01/26		60	71,100
4.75%, 11/29/27		537	634,627
LGI Homes, Inc., 6.88%, 07/15/26(a)		1,069	1,122,450
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,571,149
Mattamy Group Corp.
5.25%, 12/15/27(a)		3,110	3,288,825
4.63%, 03/01/30(a)		3,535	3,747,100
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,306,331
PulteGroup, Inc.
4.25%, 03/01/21		152	152,380
5.50%, 03/01/26		418	497,384
5.00%, 01/15/27		562	663,160
6.00%, 02/15/35		53	72,064
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		299	338,863
Tempur Sealy International, Inc., 5.50%, 06/15/26		3,695	3,845,386
Toll Brothers Finance Corp.
4.38%, 04/15/23		5,264	5,586,420
3.80%, 11/01/29		5,508	5,948,640
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,586,075
5.70%, 06/15/28		333	375,957
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,976,095
			80,012,419
Household Products — 0.0%
Clorox Co., 3.10%, 10/01/27		900	1,012,255
Security		Par (000)	Value
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	USD	1,908	$ 1,970,010
Spectrum Brands, Inc., 5.75%, 07/15/25		2,442	2,521,609
			5,503,874
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.25%, 06/01/26(a)		5,537	5,728,026
4.50%, 02/15/28(a)		15,793	16,424,720
China Shuifa Singyes Energy Holdings Ltd., (6.00% Cash or 6.00% PIK), 6.00%, 12/19/22(m)		194	175,686
Colbun SA, 3.15%, 03/06/30(a)		675	727,945
INDIA GREEN ENERGY HOLDINGS, 5.38%, 04/29/24(a)		2,200	2,312,750
NRG Energy, Inc.
2.00%, 12/02/25(a)		3,282	3,403,362
7.25%, 05/15/26		8,865	9,352,575
6.63%, 01/15/27		5,276	5,571,667
5.75%, 01/15/28		2,783	3,040,427
5.25%, 06/15/29(a)		3,165	3,481,500
2.75%, 06/01/48(i)		2,906	3,302,088
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(a)		607	637,919
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,063
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,054,688
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(a)		181	204,869
Stoneway Capital Corp.
10.00%, 03/01/27(e)(j)		4,059	1,599,353
10.00%, 03/01/27(a)(e)(j)		4,327	1,705,092
Talen Energy Supply LLC
6.50%, 06/01/25		1,999	1,629,185
10.50%, 01/15/26(a)		1,956	1,739,921
7.25%, 05/15/27(a)		3,184	3,390,960
			65,694,796
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29		3,687	3,989,409
General Electric Co., 5.88%, 01/14/38		13,269	17,983,983
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)		2,142	2,253,786
Honeywell International, Inc., 0.75%, 03/10/32	EUR	7,580	9,625,048
Roper Technologies, Inc.
2.95%, 09/15/29	USD	4,177	4,589,030
2.00%, 06/30/30		2,060	2,105,561
Tyco Electronics Group SA, 3.45%, 08/01/24		865	936,196
			41,483,013
Insurance — 0.4%
Ambac Assurance Corp., 5.10%(a)(k)		462	640,151
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(d)		2,500	2,484,768
American International Group, Inc., 3.40%, 06/30/30		9,623	11,026,532
Aon Corp.
4.50%, 12/15/28		8,643	10,430,632
3.75%, 05/02/29		15,704	18,320,330
2.80%, 05/15/30		3,541	3,863,132
Aon PLC, 4.75%, 05/15/45		1,475	2,000,619
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	4,390	5,724,995
4.38%, 03/15/29	USD	1,454	1,770,282
1.98%, 03/21/30	EUR	3,035	4,232,875
2.25%, 11/15/30	USD	13,126	13,896,623

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
MetLife, Inc., 4.72%, 12/15/44	USD	50	$ 68,611
QBE Insurance Group Ltd., 5.88%, 06/17/46		450	495,016
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	206,100
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,238,411
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25		700	697,297
3.50%, 03/08/26		1,200	1,214,625
			79,310,999
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,644,357
Tencent Holdings Ltd., 3.24%, 06/03/50		2,350	2,429,313
			6,073,670
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,601,188
Amazon.com, Inc., 3.88%, 08/22/37		8,229	10,265,425
Baozun, Inc., 1.63%, 05/01/24(i)		258	247,708
Booking Holdings, Inc.
4.10%, 04/13/25		11,596	13,150,910
1.80%, 03/03/27	EUR	6,125	8,224,462
Expedia Group, Inc.
6.25%, 05/01/25(a)	USD	5,251	6,086,437
3.80%, 02/15/28		2,973	3,193,397
3.25%, 02/15/30		3,840	3,996,445
Netflix, Inc.
4.88%, 04/15/28		955	1,076,953
6.38%, 05/15/29		478	590,330
5.38%, 11/15/29(a)		537	632,989
4.88%, 06/15/30(a)		597	686,550
Pinduoduo, Inc., 0.00%, 12/01/25(i)(l)		139	171,427
			53,924,221
IT Services — 1.1%
21Vianet Group, Inc., 7.88%, 10/15/21		685	698,700
DXC Technology Co., 4.00%, 04/15/23		11,300	12,021,244
Fidelity National Information Services, Inc.
1.00%, 12/03/28	EUR	10,500	13,453,940
2.95%, 05/21/39		4,400	6,879,441
Fiserv, Inc.
3.20%, 07/01/26	USD	3,974	4,451,596
3.50%, 07/01/29		14,912	17,027,363
2.65%, 06/01/30		6,790	7,346,227
1.63%, 07/01/30	EUR	8,660	11,624,848
Global Payments, Inc.
3.80%, 04/01/21	USD	1,910	1,920,512
4.80%, 04/01/26		13,857	16,444,394
4.45%, 06/01/28		2,703	3,198,013
3.20%, 08/15/29		8,368	9,259,525
International Business Machines Corp.
3.30%, 05/15/26		18,911	21,368,635
1.95%, 05/15/30		25,671	26,459,595
2.85%, 05/15/40		9,573	10,300,114
Leidos, Inc., 4.38%, 05/15/30(a)		13,524	16,194,314
Mastercard, Inc.
2.95%, 06/01/29		18,909	21,222,786
3.35%, 03/26/30		3,324	3,864,962
Meituan, 3.05%, 10/28/30		805	838,709
MEITUAN, 2.13%, 10/28/25		610	619,863
PayPal Holdings, Inc.
1.65%, 06/01/25		4,546	4,749,576
2.65%, 10/01/26		1,096	1,204,724
Sabre GLBL, Inc., 5.25%, 11/15/23(a)		300	303,750
Security		Par (000)	Value
IT Services (continued)
Visa, Inc.
4.15%, 12/14/35	USD	7,727	$ 10,043,505
2.70%, 04/15/40		3,158	3,447,372
			224,943,708
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22		12,338	12,812,856
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	10,523,627
2.75%, 09/15/29		5,154	5,622,732
2.10%, 06/04/30		3,339	3,456,097
Charles River Laboratories International, Inc.
5.50%, 04/01/26(a)		1,408	1,474,739
4.25%, 05/01/28(a)		758	794,005
IQVIA, Inc.
5.00%, 10/15/26(a)		3,518	3,676,310
5.00%, 05/15/27(a)		3,707	3,940,634
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(a)		904	965,020
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29		4,103	4,492,391
4.50%, 03/25/30		1,053	1,316,010
1.88%, 10/01/49	EUR	7,400	10,438,730
			46,700,295
Machinery — 0.2%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(i)(l)	HKD	6,000	895,251
Colfax Corp., 6.00%, 02/15/24(a)	USD	2,044	2,118,136
Deere & Co., 3.10%, 04/15/30		2,058	2,356,152
HTA Group Ltd., 7.00%, 12/18/25(a)		2,290	2,463,181
John Deere Cash Management SA, 1.85%, 04/02/28	EUR	730	1,012,023
Otis Worldwide Corp., 2.57%, 02/15/30	USD	6,030	6,475,191
Parker-Hannifin Corp., 2.70%, 06/14/24		9,940	10,660,592
Terex Corp., 5.63%, 02/01/25(a)		4,180	4,305,923
Vertical U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	5,607,400
			35,893,849
Media — 2.1%
Altice France SA
7.38%, 05/01/26(a)		15,115	15,908,537
8.13%, 02/01/27(a)		5,275	5,815,740
5.50%, 01/15/28(a)		3,005	3,141,758
AMC Networks, Inc.
5.00%, 04/01/24		3,289	3,342,446
4.75%, 08/01/25		3,348	3,457,480
Cable Onda SA, 4.50%, 01/30/30(a)		613	676,216
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/26(a)		5,720	5,902,182
5.50%, 05/01/26(a)		3,389	3,511,851
5.13%, 05/01/27(a)		8,329	8,838,652
5.88%, 05/01/27(a)		1,819	1,889,486
5.00%, 02/01/28(a)		10,487	11,090,002
5.38%, 06/01/29(a)		3,505	3,842,356
4.75%, 03/01/30(a)		4,054	4,374,266
Charter Communications Operating LLC/Charter Communications Operating Capital
(3 mo. LIBOR US + 1.65%), 1.86%, 02/01/24(d)		208	213,282
6.38%, 10/23/35		4,051	5,550,061
6.48%, 10/23/45		20,357	28,794,153
5.38%, 05/01/47		11,668	14,562,895

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48	USD	1,740	$ 2,276,691
5.13%, 07/01/49		3,247	3,963,010
3.85%, 04/01/61		1,426	1,437,618
Cinemark Holdings, Inc., 4.50%, 08/15/25(a)(i)		4,929	7,193,801
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		3,843	3,881,430
Comcast Corp.
3.30%, 02/01/27		3,424	3,862,904
3.30%, 04/01/27		2,000	2,274,189
3.15%, 02/15/28		2,236	2,523,567
2.65%, 02/01/30		8,090	8,850,319
3.40%, 04/01/30		26,264	30,370,471
4.25%, 10/15/30		3,871	4,766,546
1.95%, 01/15/31		40,874	41,975,154
1.50%, 02/15/31		2,328	2,312,249
3.90%, 03/01/38		6,050	7,404,161
4.60%, 10/15/38		1,411	1,859,453
3.75%, 04/01/40		7,481	9,037,235
4.60%, 08/15/45		2,191	2,959,681
3.40%, 07/15/46		6,070	6,988,197
4.00%, 08/15/47		445	558,942
3.97%, 11/01/47		5,977	7,494,682
4.00%, 11/01/49		187	236,068
4.95%, 10/15/58		1,922	2,918,098
2.65%, 08/15/62		1,525	1,526,690
Cox Communications, Inc.
3.25%, 12/15/22(a)		2,960	3,117,795
3.15%, 08/15/24(a)		19,141	20,752,914
CSC Holdings LLC
7.50%, 04/01/28(a)		3,177	3,574,125
5.75%, 01/15/30(a)		6,441	7,060,946
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,821	1,479,562
Discovery Communications LLC
1.90%, 03/19/27	EUR	4,808	6,288,728
4.13%, 05/15/29	USD	2,602	3,037,394
Gray Television, Inc.
5.88%, 07/15/26(a)		1,994	2,091,207
7.00%, 05/15/27(a)		2,255	2,469,225
iHeartCommunications, Inc.
6.38%, 05/01/26		3,559	3,807,880
5.25%, 08/15/27(a)		3,210	3,370,500
4.75%, 01/15/28(a)		299	306,849
Kakao Corp., 0.00%, 04/28/23(i)(l)		200	226,500
Lamar Media Corp.
5.75%, 02/01/26		2,213	2,282,156
3.75%, 02/15/28		358	367,917
Meredith Corp., 6.88%, 02/01/26		3,573	3,483,675
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(a)		3,217	3,446,211
4.75%, 11/01/28(a)		2,573	2,692,001
Nielsen Co. Luxembourg S.a.r.l, 5.00%, 02/01/25(a)		1,349	1,384,411
Omnicom Group, Inc., 2.45%, 04/30/30		3,000	3,186,276
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		4,648	4,729,340
4.63%, 03/15/30(a)		299	305,620
Sirius XM Radio, Inc.
4.63%, 07/15/24(a)		8,075	8,367,719
Security		Par (000)	Value
Media (continued)
Sirius XM Radio, Inc.
5.38%, 07/15/26(a)	USD	2,752	$ 2,868,960
5.00%, 08/01/27(a)		6,435	6,837,252
5.50%, 07/01/29(a)		4,240	4,665,325
TEGNA, Inc.
4.63%, 03/15/28(a)		4,459	4,559,327
5.00%, 09/15/29		657	694,066
TWDC Enterprises 18 Corp.
3.70%, 12/01/42		2,383	2,853,930
3.00%, 07/30/46		2,724	2,966,472
Viacom, Inc., 6.88%, 04/30/36		3,442	4,978,609
ViacomCBS, Inc.
4.38%, 03/15/43		3,795	4,483,671
5.85%, 09/01/43		1,479	2,057,313
Walt Disney Co.
3.70%, 10/15/25		1,846	2,089,480
2.75%, 09/01/49		7,330	7,754,963
3.60%, 01/13/51		5,119	6,196,544
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,779	1,879,994
			420,297,376
Metals & Mining — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	214,500
Anglo American Capital PLC
5.63%, 04/01/30(a)		3,625	4,606,034
2.63%, 09/10/30(a)		3,704	3,873,230
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,179,140
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22(a)		2,474	2,545,127
5.13%, 03/15/23(a)		1,681	1,775,556
5.13%, 05/15/24(a)		327	354,795
4.50%, 09/15/27(a)		358	397,734
Freeport-McMoRan, Inc.
5.00%, 09/01/27		358	379,480
5.25%, 09/01/29		358	398,275
Fresnillo PLC, 4.25%, 10/02/50(a)		3,648	3,994,560
Industrias Penoles SAB de CV, 4.75%, 08/06/50(a)		1,074	1,243,155
Metinvest BV, 8.50%, 04/23/26(a)		594	661,196
Newmont Corp.
2.80%, 10/01/29		4,682	5,110,813
2.25%, 10/01/30		4,592	4,832,751
Nucor Corp., 3.95%, 05/01/28		2,488	2,926,803
Periama Holdings LLC, 5.95%, 04/19/26		595	632,188
Steel Dynamics, Inc., 2.80%, 12/15/24		3,750	4,031,588
Teck Resources Ltd., 6.13%, 10/01/35		1,384	1,784,647
Vale Overseas Ltd., 3.75%, 07/08/30		2,475	2,749,570
Vedanta Resources Finance II PLC
8.00%, 04/23/23		900	752,625
13.88%, 01/21/24		200	211,300
			44,655,067
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		296	374,610
Macy’s, Inc., 8.38%, 06/15/25(a)		1,286	1,428,103
			1,802,713
Multi-Utilities — 0.4%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,278,926
3.25%, 03/15/50		3,650	4,265,639
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		15,457	15,606,043

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Consumers Energy Co.
3.25%, 08/15/46	USD	628	$ 715,875
4.05%, 05/15/48		1,325	1,740,120
3.75%, 02/15/50		5,099	6,412,577
3.10%, 08/15/50		6,026	6,965,864
3.50%, 08/01/51		3,600	4,404,033
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43		1,110	1,425,624
4.60%, 12/15/44		1,268	1,596,286
PG&E Corp., 5.00%, 07/01/28		6,372	6,786,180
Virginia Electric & Power Co.
4.00%, 01/15/43		8,631	10,848,333
Series A, 3.50%, 03/15/27		3,975	4,538,181
Series C, 2.75%, 03/15/23		6,506	6,811,575
Series C, 4.00%, 11/15/46		34	43,068
			76,438,324
Oil, Gas & Consumable Fuels — 3.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		945	1,006,425
Boardwalk Pipelines LP
4.80%, 05/03/29		640	733,369
3.40%, 02/15/31		3,031	3,162,642
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,653,148
3.80%, 09/21/25		4,087	4,634,478
3.41%, 02/11/26		1,150	1,289,334
BP Capital Markets PLC, 3.81%, 02/10/24		4,525	4,969,601
Bruin E&P Partners LLC, 8.88%, 08/01/23(e)(j)		2,601	1,301
Buckeye Partners LP
4.15%, 07/01/23		1,988	2,042,670
4.35%, 10/15/24		2,500	2,556,250
4.13%, 03/01/25(a)		1,160	1,174,500
3.95%, 12/01/26		358	362,654
Cameron LNG LLC
3.30%, 01/15/35(a)		7,430	8,384,440
3.40%, 01/15/38(a)		11,339	12,363,112
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		10,816	12,587,414
5.13%, 06/30/27		9,752	11,536,402
Cheniere Energy Partners LP
5.25%, 10/01/25		4,139	4,247,649
5.63%, 10/01/26		2,955	3,073,200
4.50%, 10/01/29		896	947,771
Cheniere Energy, Inc.
(4.88% Cash or 4.88% PIK) , 4.88%, 05/28/21(a)(i)(m)		16,446	16,466,503
4.63%, 10/15/28(a)		2,529	2,655,450
Chesapeake Energy Corp.
6.63%, 08/15/20(e)(j)		623	24,920
6.13%, 02/15/21(e)(j)		9,090	409,050
5.38%, 06/15/21(e)(j)		425	19,125
Chevron U.S.A., Inc., 2.34%, 08/12/50		3,650	3,611,179
Concho Resources, Inc.
3.75%, 10/01/27		7,142	8,162,676
4.30%, 08/15/28		7,020	8,299,294
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		3,125	3,191,344
DCP Midstream Operating LP
5.38%, 07/15/25		493	541,718
5.13%, 05/15/29		358	397,065
Diamondback Energy, Inc., 3.50%, 12/01/29		16,942	18,099,404
Enbridge Energy Partners LP, 7.38%, 10/15/45		658	1,004,097
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., 2.90%, 07/15/22	USD	2,018	$ 2,092,552
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%, 01/30/26(a)		1,718	1,762,926
5.75%, 01/30/28(a)		1,351	1,457,324
Energy Transfer Operating LP
3.60%, 02/01/23		7,083	7,420,371
4.90%, 02/01/24		113	123,679
4.05%, 03/15/25		2,850	3,126,460
2.90%, 05/15/25		18,413	19,480,272
6.50%, 02/01/42		8,044	9,813,566
Series 5Y, 4.20%, 09/15/23		3,200	3,449,047
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22		11,403	11,922,136
5.00%, 10/01/22		12,080	12,818,913
4.50%, 11/01/23		5,290	5,727,599
Enterprise Products Operating LLC
4.45%, 02/15/43		4,985	6,042,178
4.85%, 03/15/44		3,040	3,771,265
5.10%, 02/15/45		5,694	7,398,626
Series D, 6.88%, 03/01/33		2,153	3,014,913
EOG Resources, Inc., 4.15%, 01/15/26		9,444	10,958,315
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	9,940	12,724,909
GALAXY PIPELINE ASSETS BIDCO Ltd., 2.63%, 03/31/36	USD	1,875	1,940,625
Gray Oak Pipeline LLC
2.00%, 09/15/23(a)		4,753	4,826,969
2.60%, 10/15/25(a)		6,056	6,241,720
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(a)		7,127	4,133,660
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(b)		2,684	2,559,872
Hess Corp., 5.60%, 02/15/41		2,000	2,440,715
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	208,000
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		4,183	5,428,779
6.95%, 01/15/38		1,402	1,918,370
6.38%, 03/01/41		2,148	2,840,022
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		2,914	3,101,895
Marathon Petroleum Corp.
4.75%, 09/15/44		1,372	1,576,038
5.85%, 12/15/45		1,915	2,366,408
Matador Resources Co., 5.88%, 09/15/26		627	614,460
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	209,750
MPLX LP
4.88%, 12/01/24		11,620	13,334,957
2.65%, 08/15/30		7,015	7,351,808
5.20%, 03/01/47		2,810	3,418,295
NGPL PipeCo LLC
4.38%, 08/15/22(a)		5,395	5,620,756
4.88%, 08/15/27(a)		7,707	8,731,698
7.77%, 12/15/37(a)		1,336	1,806,244
Northwest Pipeline LLC, 4.00%, 04/01/27		10,855	12,420,245
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(m)		1	78
Parsley Energy LLC/Parsley Finance Corp.
5.63%, 10/15/27(a)		643	703,764
4.13%, 02/15/28(a)		975	1,023,750
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		5,440	5,363,296

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(a)	USD	490	$ 512,356
Puma International Financing SA
5.13%, 10/06/24(a)		4,115	4,084,138
5.00%, 01/24/26(a)		1,709	1,634,231
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,841,165
5.75%, 05/15/24		16,871	19,288,487
5.63%, 03/01/25		34,953	40,766,455
5.88%, 06/30/26		15,027	18,169,181
4.20%, 03/15/28		5,555	6,369,574
Shelf Drilling Holdings Ltd., 8.50%, 11/15/24(b)		10,789	8,631,200
SM Energy Co.
1.50%, 07/01/21(i)		5,224	4,918,533
10.00%, 01/15/25(a)		6,246	6,714,450
Suncor Energy, Inc.
6.80%, 05/15/38(n)		1,859	2,607,987
6.85%, 06/01/39		1,848	2,601,011
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22		2,097	2,186,858
4.25%, 04/01/24		13,232	14,327,327
5.95%, 12/01/25		2,980	3,515,439
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		1,721	1,742,685
5.50%, 02/15/26		1,394	1,428,850
6.00%, 04/15/27		1,057	1,123,612
4.50%, 05/15/29(a)		835	868,400
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	5,282,361
Talos Production, Inc., 12.00%, 01/15/26(a)		14,051	13,671,202
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		1,818	1,863,450
5.88%, 04/15/26		2,941	3,118,107
5.38%, 02/01/27		1,690	1,775,125
6.50%, 07/15/27		3,372	3,658,620
5.00%, 01/15/28		448	472,891
6.88%, 01/15/29		2,717	3,060,021
5.50%, 03/01/30		597	648,163
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		4,737	5,191,706
4.15%, 01/15/48(a)		3,170	3,520,369
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		2,470	2,448,388
TransCanada PipeLines Ltd.
4.63%, 03/01/34		869	1,061,938
5.85%, 03/15/36		1,026	1,385,177
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		8,439	11,061,891
4.00%, 03/15/28		6,240	7,200,583
4.60%, 03/15/48		3,414	4,144,847
3.95%, 05/15/50		5,137	5,810,364
Western Midstream Operating LP, (3 mo. LIBOR US + 1.85%), 2.07%, 01/13/23(d)		4,291	4,206,308
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	2,963,498
WPX Energy, Inc.
8.25%, 08/01/23		375	426,795
5.88%, 06/15/28		558	608,237
			600,807,390
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(a)		1,802	2,034,008
Security		Par (000)	Value
Paper & Forest Products (continued)
Georgia-Pacific LLC
1.75%, 09/30/25(a)	USD	3,780	$ 3,951,999
2.10%, 04/30/27(a)		2,870	3,030,013
7.75%, 11/15/29		1,275	1,886,146
2.30%, 04/30/30(a)		4,364	4,665,848
8.88%, 05/15/31		528	853,454
Inversiones CMPC SA, 4.38%, 05/15/23(a)		827	879,618
Suzano Austria GmbH, 3.75%, 01/15/31		800	848,000
			18,149,086
Pharmaceuticals — 0.7%
AstraZeneca PLC, 1.38%, 08/06/30		16,728	16,557,926
Bausch Health Americas, Inc.
9.25%, 04/01/26(a)		3,933	4,385,295
8.50%, 01/31/27(a)		4,589	5,103,748
Bausch Health Cos., Inc.
5.50%, 11/01/25(a)		4,757	4,929,632
9.00%, 12/15/25(a)		3,992	4,406,968
5.75%, 08/15/27(a)		1,865	2,000,213
7.00%, 01/15/28(a)		1,897	2,085,182
7.25%, 05/30/29(a)		1,961	2,204,380
Bristol-Myers Squibb Co., 4.25%, 10/26/49		4,115	5,564,739
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	4,900,761
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	USD	358	384,428
Johnson & Johnson, 3.70%, 03/01/46		2,341	2,985,441
Luye Pharma Group Ltd., 1.50%, 07/09/24(i)		900	851,605
Merck & Co., Inc.
3.40%, 03/07/29		4,691	5,457,381
1.45%, 06/24/30		4,358	4,418,653
Pfizer, Inc.
3.45%, 03/15/29		8,145	9,519,658
2.63%, 04/01/30		4,141	4,621,971
1.70%, 05/28/30		5,339	5,543,654
Pharmacia LLC, 6.60%, 12/01/28		2,164	3,016,332
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23		4,400	4,665,887
3.20%, 09/23/26		4,497	5,030,721
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(i)(l)	EUR	924	1,092,118
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	8,445	10,492,910
2.05%, 03/31/30		5,003	5,121,029
2.00%, 07/09/40	EUR	9,260	12,841,926
Wyeth LLC, 5.95%, 04/01/37	USD	1,813	2,717,954
			130,900,512
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30		2,288	2,545,050
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd.
7.88%, (k)		600	627,937
8.38%, (k)		350	373,734
5.75%, 01/02/25		650	664,625
6.05%, 10/13/25		200	205,125
Arrow Bidco LLC, 9.50%, 03/15/24(a)		2,177	1,910,317
Central China Real Estate Ltd.
6.50%, 03/05/21		260	260,666
6.75%, 11/08/21		435	439,524
7.25%, 04/24/23		200	204,500
7.65%, 08/27/23		200	206,000
7.25%, 07/16/24		320	321,600
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		581	570,469

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
CFLD Cayman Investment Ltd.
6.90%, 01/13/23	USD	650	$ 564,891
8.60%, 04/08/24		319	275,138
China Aoyuan Group Ltd.
4.80%, 02/18/21		800	798,000
7.95%, 02/19/23		1,765	1,868,694
6.35%, 02/08/24		1,100	1,148,125
China Evergrande Group
9.50%, 04/11/22		200	190,125
11.50%, 01/22/23		400	380,125
4.25%, 02/14/23(i)	HKD	19,000	2,406,323
10.00%, 04/11/23	USD	400	366,500
7.50%, 06/28/23		400	344,125
12.00%, 01/22/24		900	854,156
10.50%, 04/11/24		200	180,813
China SCE Group Holdings Ltd.
7.25%, 04/19/23		1,000	1,048,125
7.38%, 04/09/24		636	675,154
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24		200	215,438
6.00%, 07/16/25		200	213,313
5.95%, 10/20/25		800	859,000
5.25%, 05/13/26		305	317,963
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	215,500
5.40%, 05/27/25		965	1,043,105
6.15%, 09/17/25		200	221,750
Emaar Sukuk Ltd., 3.64%, 09/15/26		594	600,682
Esic Sukuk Ltd., 3.94%, 07/30/24		1,500	1,550,625
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		510	512,072
6.95%, 12/17/21		465	466,851
11.75%, 04/17/22		230	242,363
7.95%, 07/05/22		530	531,987
12.25%, 10/18/22		200	214,063
10.88%, 01/09/23		200	209,688
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	4,583,521
Forestar Group, Inc.
8.00%, 04/15/24(a)		9,456	9,952,440
5.00%, 03/01/28(a)		3,502	3,615,815
Future Land Development Holdings Ltd., 7.50%, 01/22/21		700	701,969
Gemdale Ever Prosperity Investment Ltd., 5.60%, 06/14/22		200	206,000
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		451	453,255
Greenland Global Investment Ltd., 5.60%, 11/13/22		200	189,500
Hopson Capital International Group Co. Ltd., 6.00%, 02/17/21		800	800,000
Hopson Development Holdings Ltd., 7.50%, 06/27/22		653	665,856
Howard Hughes Corp.
5.38%, 03/15/25(a)		4,437	4,575,656
5.38%, 08/01/28(a)		4,396	4,727,898
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	692,562
Kaisa Group Holdings Ltd.
6.75%, 02/18/21		555	555,000
8.50%, 06/30/22		254	259,874
11.95%, 10/22/22		900	952,031
11.50%, 01/30/23		200	209,250
10.88%, 07/23/23		200	208,563
Security		Par (000)	Value
Real Estate Management & Development (continued)
Kaisa Group Holdings Ltd.
11.95%, 11/12/23	USD	215	$ 227,967
9.38%, 06/30/24		2,206	2,136,373
KWG Group Holdings Ltd.
7.88%, 09/01/23		486	509,085
7.40%, 03/05/24		200	213,563
5.95%, 08/10/25		614	622,442
Logan Group Co. Ltd.
5.75%, 01/14/25		436	460,252
5.25%, 10/19/25		455	473,200
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	207,750
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	671,150
MAF Global Securities Ltd., 4.75%, 05/07/24		1,073	1,172,252
New Metro Global Ltd.
6.80%, 08/05/23		400	422,750
4.80%, 12/15/24		335	338,769
No Va Land Investment Group Corp., 5.50%, 04/27/23(i)		1,285	1,287,055
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,248,750
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		620	647,125
6.95%, 07/23/23		200	209,000
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)		410	454,075
Redsun Properties Group Ltd.
11.50%, 03/04/21		800	809,000
10.50%, 10/03/22		600	638,062
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25		595	613,409
Ronshine China Holdings Ltd.
11.25%, 08/22/21		265	275,269
8.75%, 10/25/22		730	755,094
7.35%, 12/15/23		466	474,389
Scenery Journey Ltd.
11.50%, 10/24/22		665	616,164
12.00%, 10/24/23		800	745,500
Seazen Group Ltd.
6.45%, 06/11/22		200	205,500
6.00%, 08/12/24		400	416,000
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	218,500
4.60%, 07/13/30		1,263	1,365,619
Shui On Development Holding Ltd.
5.75%, 11/12/23		300	304,875
6.15%, 08/24/24		580	594,500
Sunac China Holdings Ltd.
8.35%, 04/19/23		200	210,563
7.95%, 10/11/23		200	212,375
7.50%, 02/01/24		200	211,375
6.65%, 08/03/24		700	725,375
7.00%, 07/09/25		302	314,080
Theta Capital Pte Ltd., 8.13%, 01/22/25		300	302,719
Times China Holdings Ltd.
5.75%, 04/26/22		500	507,600
6.75%, 07/16/23		295	308,552
6.75%, 07/08/25		500	530,625
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		1,650	1,726,312
Wanda Group Overseas Ltd., 7.50%, 07/24/22		840	816,900
Yango Justice International Ltd.
6.80%, 03/11/21		795	795,000
9.25%, 04/15/23		600	636,937

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Yango Justice International Ltd.
8.25%, 11/25/23	USD	400	$ 418,625
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	208,000
6.80%, 02/27/24		680	716,337
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26		1,281	1,364,265
Yuzhou Properties Co. Ltd.
8.50%, 02/04/23		200	215,500
6.00%, 10/25/23		620	634,531
8.50%, 02/26/24		900	973,125
8.38%, 10/30/24		200	217,063
Zhenro Properties Group Ltd.
5.60%, 02/28/21		325	325,000
9.15%, 05/06/23		910	966,875
8.30%, 09/15/23		200	210,250
			90,529,804
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	6,131,082
5.05%, 03/01/41		9	12,541
4.40%, 03/15/42		2,921	3,872,549
CMB International Leasing Management Ltd., 2.75%, 08/12/30		1,150	1,120,531
CSX Corp.
4.25%, 03/15/29		4,955	6,002,714
5.50%, 04/15/41		285	398,580
4.30%, 03/01/48		5,959	7,650,393
4.75%, 11/15/48		2,091	2,868,187
4.25%, 11/01/66		1,775	2,375,858
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,929,022
2.90%, 06/15/26		6,045	6,686,447
2.55%, 11/01/29		365	395,419
4.45%, 06/15/45		35	45,277
3.40%, 11/01/49		1,244	1,419,062
4.05%, 08/15/52		6,058	7,711,992
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,755,804
2.70%, 03/14/23(a)		3,425	3,580,989
2.70%, 11/01/24(a)		1,580	1,692,693
3.95%, 03/10/25(a)		2,210	2,475,348
4.00%, 07/15/25(a)		6,435	7,297,387
4.45%, 01/29/26(a)		950	1,099,657
3.40%, 11/15/26(a)		839	932,918
3.35%, 11/01/29(a)		930	1,012,390
Ryder System, Inc.
2.50%, 09/01/22		120	123,865
2.50%, 09/01/24		1,829	1,943,118
4.63%, 06/01/25		17,920	20,764,380
Union Pacific Corp.
3.25%, 08/15/25		4,144	4,590,319
2.75%, 03/01/26		4,737	5,179,997
3.38%, 02/01/35		2,074	2,427,189
3.60%, 09/15/37		4,179	4,874,737
3.95%, 08/15/59		2,134	2,629,641
3.84%, 03/20/60		8,133	10,067,325
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,583	2,850,947
			126,918,358
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 2.75%, 06/01/50		7,716	8,394,893
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	USD	21,538	$ 24,172,254
Broadcom, Inc.
2.25%, 11/15/23		7,224	7,544,633
4.70%, 04/15/25		21,345	24,460,681
4.25%, 04/15/26		21,377	24,481,722
4.11%, 09/15/28		5,190	5,939,881
4.75%, 04/15/29		5,075	6,053,064
5.00%, 04/15/30		1,774	2,156,496
4.30%, 11/15/32		3,189	3,780,525
Intel Corp.
3.73%, 12/08/47		3,632	4,340,465
4.75%, 03/25/50		7,044	9,830,342
KLA Corp.
4.10%, 03/15/29		7,170	8,592,970
5.00%, 03/15/49		980	1,361,024
3.30%, 03/01/50		11,466	12,938,805
Lam Research Corp.
3.75%, 03/15/26		7,638	8,730,523
1.90%, 06/15/30		2,535	2,634,316
4.88%, 03/15/49		4,318	6,241,502
2.88%, 06/15/50		3,261	3,513,806
3.13%, 06/15/60		276	309,589
NVIDIA Corp.
3.20%, 09/16/26		6,970	7,891,747
2.85%, 04/01/30		12,173	13,693,852
3.50%, 04/01/50		6,241	7,570,886
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29(a)(h)		6,513	7,762,334
3.40%, 05/01/30(a)		13,258	15,034,771
QUALCOMM, Inc.
4.80%, 05/20/45		2,088	2,970,742
4.30%, 05/20/47		7,139	9,679,595
Rohm Co. Ltd., 0.00%, 12/05/24(i)(l)	JPY	30,000	316,692
			230,398,110
Software — 0.6%
Activision Blizzard, Inc.
1.35%, 09/15/30	USD	6,940	6,813,126
2.50%, 09/15/50		4,950	4,838,112
Autodesk, Inc.
4.38%, 06/15/25		405	463,161
3.50%, 06/15/27		13,495	15,212,163
Microsoft Corp.
4.20%, 11/03/35		169	221,891
3.45%, 08/08/36		817	1,007,465
4.10%, 02/06/37		3,621	4,752,334
3.75%, 02/12/45		2,586	3,323,856
3.70%, 08/08/46		11,927	15,123,252
Oracle Corp.
3.90%, 05/15/35		11,460	14,070,835
3.85%, 07/15/36		1,295	1,563,795
3.80%, 11/15/37		8,118	9,805,307
3.60%, 04/01/40		5,518	6,462,610
5.38%, 07/15/40		370	531,045
4.13%, 05/15/45		149	183,925
4.00%, 07/15/46		3,762	4,617,705
3.60%, 04/01/50		18,787	21,888,424
			110,879,006
Specialty Retail — 0.2%
Home Depot, Inc., 2.95%, 06/15/29		15,964	18,146,061
Lowe’s Cos., Inc.
4.00%, 04/15/25		13,350	15,168,404

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.
3.65%, 04/05/29	USD	5,090	$ 5,939,874
3.70%, 04/15/46		2,146	2,544,611
4.05%, 05/03/47		2,419	3,028,160
			44,827,110
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
3.85%, 05/04/43		11,059	13,971,894
3.85%, 08/04/46		3,833	4,929,103
2.55%, 08/20/60		6,900	7,096,524
Dell International LLC/EMC Corp.
4.90%, 10/01/26(a)		4,377	5,168,527
8.10%, 07/15/36(a)		4,960	7,335,247
Hewlett Packard Enterprise Co., 4.65%, 10/01/24		9,290	10,545,077
HP, Inc., 6.00%, 09/15/41		285	372,348
Innolux Corp., Series 1, 0.00%, 01/22/25(i)(l)		200	278,879
Seagate HDD Cayman, 4.09%, 06/01/29(a)		3,217	3,446,211
Xiaomi Best Time International Ltd., 0.00%, 12/17/27(i)(l)		300	376,500
			53,520,310
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
4.63%, 05/15/24(a)		3,828	4,009,830
4.88%, 05/15/26(a)		537	583,316
NIKE, Inc., 2.75%, 03/27/27		10,798	11,948,263
Under Armour, Inc., 3.25%, 06/15/26		358	360,238
William Carter Co., 5.63%, 03/15/27(a)		1,700	1,789,250
			18,690,897
Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		800	795,250
Tobacco — 0.6%
Altria Group, Inc.
4.00%, 01/31/24		5,847	6,419,778
4.40%, 02/14/26		8,822	10,242,963
4.80%, 02/14/29		270	323,486
3.13%, 06/15/31	EUR	8,450	12,285,499
5.80%, 02/14/39	USD	14,675	19,335,392
BAT Capital Corp.
3.22%, 08/15/24		10,667	11,548,331
4.91%, 04/02/30		6,411	7,742,525
2.73%, 03/25/31		4,679	4,846,239
4.54%, 08/15/47		4,377	4,860,446
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	12,500,052
Reynolds American, Inc.
4.45%, 06/12/25	USD	9,839	11,206,566
5.85%, 08/15/45		11,857	15,162,145
			116,473,422
Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26(a)		1,723	1,785,459
4.00%, 01/15/28(a)		2,286	2,366,010
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		3,424	3,505,320
Herc Holdings, Inc., 5.50%, 07/15/27(a)		3,403	3,607,180
United Rentals North America, Inc.
5.88%, 09/15/26		3,421	3,621,813
5.50%, 05/15/27		3,428	3,667,960
3.88%, 11/15/27		4,513	4,727,367
Security		Par (000)	Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
4.88%, 01/15/28	USD	7,036	$ 7,493,340
5.25%, 01/15/30		448	497,280
			31,271,729
Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26		300	308,156
ENA Master Trust, 4.00%, 05/19/48(a)		1,460	1,570,869
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(a)		728	770,087
			2,649,112
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30		2,979	3,236,512
Digicel Group 0.5 Ltd.
(7.00% Cash or 7.00% PIK), 7.00%, (a)(i)(k)(m)		0	—
(5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(m)		1,012	532,379
Digicel Ltd., 6.75%, 03/01/23(a)		233	175,915
Kenbourne Invest SA, 6.88%, 11/26/24(a)		3,075	3,333,492
Millicom International Cellular SA
6.63%, 10/15/26(a)		1,100	1,181,813
4.50%, 04/27/31(a)		2,825	3,044,820
Sprint Corp.
7.88%, 09/15/23		312	361,234
7.13%, 06/15/24		156	182,520
7.63%, 02/15/25		4,480	5,357,341
7.63%, 03/01/26		4,516	5,605,237
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		3,097	3,125,670
T-Mobile USA, Inc.
3.50%, 04/15/25(a)		5,826	6,437,613
3.75%, 04/15/27(a)		20,008	22,785,110
3.88%, 04/15/30(a)		31,450	36,425,390
2.55%, 02/15/31(a)		10,766	11,305,054
Vodafone Group PLC
4.13%, 05/30/25		146	166,950
4.38%, 02/19/43		4,046	5,024,948
5.25%, 05/30/48		9,528	13,272,019
4.88%, 06/19/49		1,397	1,866,953
			123,420,970
Total Corporate Bonds — 38.4% (Cost: $7,323,801,928)			7,781,654,045
Floating Rate Loan Interests(d)
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.16%, 02/24/25		6,661	6,619,051
Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.21%, 02/05/24		11,958	11,610,401
Kestrel Bidco, Inc. (AKA WestJet Airlines), Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,619	13,988,945
			25,599,346
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 wk. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 11/15/27		7,185	7,117,759

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products — 0.0%
JELD-WEN, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.18%, 12/14/24	USD	2,882	$ 2,843,687
TAMKO Building Products LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.39%, 05/29/26(b)		3,755	3,736,685
			6,580,372
Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 2.90%, 05/15/21(b)		8,600	7,826,000
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/19/26(b)		1,067	1,047,966
			8,873,966
Construction & Engineering — 0.0%
Pike Corp., Initial Term Loan (2020), (1 mo. LIBOR US + 3.97%, 0.00% Floor), 3.15%, 07/24/26		1,326	1,321,086
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 7.00%, 08/07/23		2,492	2,277,161
Ply Gem Midco, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.90%, 04/12/25		2,329	2,323,414
			5,921,661
Construction Materials — 0.1%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/24/26		754	752,163
White Cap Buyer LLC, Initial Closing Date Term Loan, (3 mo. LIBOR US + 4.00%, 0.50% Floor), 4.50%, 10/19/27		8,183	8,172,771
			8,924,934
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.75%, 02/21/23(b)		815	773,435
Distributors — 0.1%
Amazon Logistics, Term Loan, (1 mo. LIBOR US + 2.95%, 0.25% Floor), 3.50%, 10/09/23		22,727	22,726,624
Diversified Financial Services — 0.2%
18 Fremont Street Acquisition LLC, Term Loan, (3 mo. LIBOR US + 8.00%, 1.50% Floor), 10.03%, 08/09/25		12,000	11,880,270
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 1.81%, 01/09/21(b)		10,970	10,959,927
Connect Finco S.a.r.l (AKA Inmarsat), Initial Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.14%, 12/12/26		2,516	2,521,825
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.72%, 07/10/25		2,701	2,708,898
Intelsat Jackson Holdings SA
DIP Facility, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.25%, 07/13/21		2,579	2,626,691
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 6.00%, 11/27/23		1,275	1,290,937
Security		Par (000)	Value
Diversified Financial Services (continued)
Intelsat Jackson Holdings SA
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 6.75%, 01/02/24	USD	1,458	$ 1,478,833
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.66%, 12/20/21(b)		7,413	7,335,577
Woof Holdings, Inc., Initial Term Loan (First Lien), 4.50%, 12/21/27(o)		1,888	1,884,073
			42,687,031
Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Initial Term Loan, (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/01/27		1,223	1,219,563
Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 10.13%, 02/28/26		1,795	1,400,100
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term B Loan, (1 mo. LIBOR US + 1.75%, 0.00% Floor), 3.65%, 12/22/24		8,361	8,213,039
Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.54%, 05/01/26		3,333	3,304,199
Shearer’s Foods LLC, Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 09/23/27		990	989,214
			4,293,413
Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.65%, 02/16/23		15,029	14,963,170
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.53%, 03/06/25		1,124	1,112,674
			16,075,844
Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan (First Lien), (3 mo. LIBOR US + 6.00%, 0.75% Floor), 6.75%, 02/01/26(b)		2,047	2,036,636
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.93%, 02/01/26		3,904	3,676,847
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 4.50%, 0.00% Floor), 4.65%, 07/20/25		2,197	2,198,174
DuPont Hotel Project Owner LLC, Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.91%, 04/01/24(b)		12,000	10,920,000
Golden Nugget, Inc. (AKA Landry’s, Inc.), Initial B Term Loan, (2 mo. LIBOR US + 2.50%, 0.75% Floor), 4.14%, 10/04/23		6,494	6,255,505
Herschend Entertainment Company LLC, Initial Term Loan, (3 mo. LIBOR US + 5.75%, 1.00% Floor), 6.75%, 08/25/25		5,449	5,476,589

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 5.04%, 05/31/26	USD	6,597	$ 6,516,464
Spectacle Gary Holdings LLC
Closing Date Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25		13,889	13,888,581
Delayed Draw Term Loan, (3 mo. PRIME US + 8.00%, 2.00% Floor), 11.25%, 12/23/25		1,006	1,006,419
			51,975,215
Household Durables — 0.0%
MI Windows and Doors LLC, Initial Term Loan, 4.50%, 12/18/27(o)		3,160	3,163,950
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., Initial Loan (2020), 5.25%, 12/17/26(o)		3,823	3,818,221
Machinery — 0.0%
Douglas Dynamics LLC, 2020 Term B Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 4.75%, 06/08/26(b)		1,144	1,149,524
Gates Global LLC, Initial B-2 Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.75%, 03/31/24		802	798,691
			1,948,215
Media — 0.1%
Airbnb, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.00%, 04/17/25		3,805	4,114,027
Burlingame Point LLC, Construction Loan, 2.03%, 05/09/23(b)(o)		9,682	9,682,031
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.25%, 02/01/25(b)		4,181	4,128,526
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 1.00%, 04/15/27		4,515	4,467,752
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.64%, 02/05/27		477	466,435
			22,858,771
Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 3.90%, 12/02/19(e)(j)		1,122	701,370
Zekelman Industries, Inc. (FKA JMC Steel Group, Inc.), 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.14%, 01/24/27		1,335	1,323,135
			2,024,505
Multi-Utilities — 0.0%
PG&E Corp., Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 5.50%, 01/01/22		7,760	7,839,545
Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.90%, 11/03/25		9,404	8,425,562
Buckeye Partners LP, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.90%, 11/01/26		11,549	11,525,286
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp., Term Loan, (1 mo. LIBOR US + 9.00%, 1.00% Floor), 9.00%, 10/27/25	USD	1,267	$ 1,257,274
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 06/23/24(e)(j)		15,648	12,987,840
			34,195,962
Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.16%, 03/09/24(b)		16,472	16,442,286
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.22%, 12/30/26		4,226	4,213,514
Software — 0.1%
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 7.00%, 1.75% Floor), 9.18%, 08/07/23(b)		5,349	5,348,901
Playtika Holding Corp., Term B Loan, (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.00%, 12/10/24		10,831	10,884,236
			16,233,137
Specialty Retail — 0.0%
LBM Acquisition LLC
Initial Delayed Draw Term Loan (First Lien), 4.50%, 12/18/27(o)		337	336,794
Initial Term Loan (First Lien), 4.50%, 12/18/27(o)		1,517	1,515,571
			1,852,365
Technology Hardware, Storage & Peripherals — 0.0%
Everi Payments, Inc.
Term B Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.70%, 05/09/24		806	796,376
Term Loan, (1 mo. LIBOR US + 10.50%, 1.00% Floor), 11.50%, 05/09/24(b)		734	756,339
			1,552,715
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.15%, 04/24/21(b)		6,158	6,133,610
Term Loan, (3 mo. LIBOR US + 3.25%, 0.00% Floor), 3.40%, 04/24/21(b)		6,320	6,295,021
			12,428,631
Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.15%, 08/13/25		2,158	2,155,251
Total Floating Rate Loan Interests — 1.7% (Cost: $355,648,675)			349,728,421
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	2,065,035
Brazil — 0.1%
Banco do Brasil SA
5.38%, 01/15/21(a)		1,204	1,206,889
5.88%, 01/26/22(a)		1,244	1,301,535

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil (continued)
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(a)	USD	365	$ 377,547
3.63%, 02/04/25(a)		1,830	1,895,766
Petrobras Global Finance BV
5.09%, 01/15/30		2,902	3,235,730
6.75%, 06/03/50		1,066	1,320,174
			9,337,641
Chile — 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 01/15/31(a)		730	829,462
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50(a)		1,105	1,068,397
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(a)		1,110	1,245,975
			3,143,834
China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	973,044
China Construction Bank Corp.
4.25%, 02/27/29	USD	805	865,123
2.45%, 06/24/30		2,950	3,011,766
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30		1,200	1,228,183
China Minmetals Corp., 3.75%(k)		339	343,767
China Resources Land Ltd., 3.75%(k)		1,450	1,483,531
Chinalco Capital Holdings Ltd.
4.10%, (k)		735	752,227
4.25%, 04/21/22		1,025	1,039,734
CITIC Ltd., 2.85%, 02/25/30		1,140	1,185,244
Franshion Brilliant Ltd., 4.25%, 07/23/29		1,000	1,012,187
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	498,594
Huarong Finance 2019 Co. Ltd.
4.25%, (k)		855	877,657
3.25%, 11/13/24		2,300	2,393,978
4.50%, 05/29/29		1,300	1,440,969
3.88%, 11/13/29		1,600	1,701,000
3.63%, 09/30/30		1,240	1,300,617
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		1,550	1,744,234
Leader Goal International Ltd., 4.25%(k)		700	712,469
Ocean Laurel Co. Ltd., 2.38%, 10/20/25		660	653,424
Rongshi International Finance Ltd., 3.75%, 05/21/29		1,945	2,177,792
Sino-Ocean Land Treasure IV Ltd.
5.25%, 04/30/22		480	497,651
4.75%, 08/05/29		1,615	1,684,647
Sunny Express Enterprises Corp., 3.13%, 04/23/30		1,385	1,456,514
			29,034,352
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26		11,184	12,858,105
6.88%, 04/29/30		1,099	1,409,742
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	2,015,399
4.38%, 02/15/31(a)		1,447	1,555,525
Oleoducto Central SA, 4.00%, 07/14/27(a)		2,213	2,399,722
			20,238,493
Security		Par (000)	Value
Hong Kong — 0.0%
Joy Treasure Assets Holdings, Inc., 2.75%, 11/17/30	USD	230	$ 232,368
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29		1,750	1,807,422
			2,039,790
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		473	495,763
Greenko Dutch BV, 5.25%, 07/24/24		200	207,500
Greenko Investment Co., 4.88%, 08/16/23		200	203,938
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	205,500
Oil India Ltd., 5.13%, 02/04/29		880	1,010,900
Power Finance Corp. Ltd.
3.75%, 06/18/24		1,060	1,118,300
3.75%, 12/06/27		1,130	1,192,150
4.50%, 06/18/29		2,354	2,592,342
REC Ltd.
3.50%, 12/12/24		750	790,547
3.88%, 07/07/27		279	297,571
4.63%, 03/22/28		200	221,000
			8,335,511
Indonesia — 0.0%
Pertamina Persero PT, 4.18%, 01/21/50		2,800	3,008,250
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		1,350	1,468,125
Kuwait — 0.1%
Equate Petrochemical BV, 4.25%, 11/03/26		879	978,162
MEGlobal Canada ULC
5.00%, 05/18/25(a)		3,035	3,406,788
5.00%, 05/18/25		3,400	3,825,000
5.88%, 05/18/30(a)		1,770	2,203,650
5.88%, 05/18/30		1,350	1,680,750
			12,094,350
Malaysia — 0.0%
Petronas Capital Ltd., 3.50%, 04/21/30(a)		2,628	3,028,153
Mexico — 0.2%
Petroleos Mexicanos
6.38%, 01/23/45		4,915	4,456,984
5.63%, 01/23/46		1,198	1,024,664
6.35%, 02/12/48		9,664	8,682,500
7.69%, 01/23/50		3,547	3,576,263
6.95%, 01/28/60		18,319	17,195,129
			34,935,540
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		1,171	1,273,463
Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		1,627	1,627,000
Qatar — 0.0%
Ooredoo International Finance Ltd., 5.00%, 10/19/25		878	1,024,791
Saudi Arabia — 0.1%
SABIC Capital II BV
4.00%, 10/10/23		1,273	1,370,066
4.00%, 10/10/23(a)		1,864	2,006,130
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)		12,190	12,357,613
3.50%, 11/24/70(a)		2,187	2,197,935
			17,931,744

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Singapore — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29	USD	2,000	$ 2,067,500
United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,369,156
DP World Crescent Ltd., 3.91%, 05/31/23		2,019	2,129,414
ICD Funding Ltd., 3.22%, 04/28/26		750	747,188
MDGH - GMTN BV
2.50%, 11/07/24(a)		2,650	2,795,750
2.88%, 11/07/29(a)		1,779	1,918,540
			8,960,048
United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,775	1,633,000
Unknown SOI_Bloomberg Country of Risk — 0.0%
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23		1,140	1,109,006
			1,109,006
Total Foreign Agency Obligations — 0.8% (Cost: $150,046,308)			164,355,626
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
7.38%, 05/14/30		3,267	3,874,458
5.63%, 09/30/31		1,615	1,707,862
6.00%, 09/19/44		4,717	4,874,725
7.50%, 09/20/47		1,145	1,340,008
			11,797,053
Brazil — 0.1%
Federative Republic of Brazil, 3.88%, 06/12/30		16,760	17,681,273
Chile — 0.0%
Republic of Chile, 2.45%, 01/31/31		3,174	3,396,180
China — 4.4%
People’s Republic of China
3.30%, 07/04/23	CNH	3,500	545,971
1.99%, 04/09/25	CNY	2,993,970	439,725,003
2.41%, 06/19/25		447,300	66,961,928
2.85%, 06/04/27		318,800	47,804,844
3.29%, 05/23/29		79,700	12,255,587
2.68%, 05/21/30		2,189,240	320,774,442
			888,067,775
Colombia — 0.3%
Colombian TES, 6.25%, 11/26/25	COP	12,296,000	3,940,768
Republic of Colombia
3.88%, 04/25/27	USD	16,282	18,097,443
4.50%, 03/15/29		13,000	15,015,000
3.13%, 04/15/31		12,899	13,692,288
5.20%, 05/15/49		8,440	10,668,688
			61,414,187
Dominican Republic — 0.1%
Dominican Republic
4.50%, 01/30/30		11,416	12,354,253
4.88%, 09/23/32(a)		5,708	6,291,286
			18,645,539
Egypt — 0.1%
Arab Republic of Egypt
5.25%, 10/06/25(a)		2,831	3,007,938
5.63%, 04/16/30	EUR	2,767	3,527,138
Security		Par (000)	Value
Egypt (continued)
Arab Republic of Egypt
6.38%, 04/11/31(a)	EUR	2,459	$ 3,224,646
7.90%, 02/21/48	USD	4,521	4,913,762
8.88%, 05/29/50(a)		4,205	4,929,048
			19,602,532
Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,919,524
Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50		1,504	1,659,100
Republic of Indonesia
4.10%, 04/24/28		10,993	12,765,621
2.85%, 02/14/30		15,357	16,556,766
3.85%, 10/15/30		3,679	4,271,089
6.50%, 02/15/31	IDR	202,661,000	14,994,029
6.63%, 05/15/33		25,942,000	1,864,870
7.50%, 06/15/35		219,575,000	17,203,135
8.38%, 04/15/39		111,094,000	9,251,244
7.38%, 05/15/48		145,054,000	10,762,904
			89,328,758
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	662,383
Mexico — 0.6%
Mexican Bonos
7.75%, 11/23/34	MXN	136,300	8,042,494
10.00%, 11/20/36		120,900	8,475,727
8.50%, 11/18/38		177,360	10,991,245
United Mexican States
2.66%, 05/24/31	USD	66,504	68,399,364
4.50%, 01/31/50		17,010	19,891,069
			115,799,899
Mongolia — 0.0%
Mongolian People’s Republic, 8.75%, 03/09/24		236	273,981
Morocco — 0.0%
Kingdom of Morocco
3.00%, 12/15/32(a)		1,886	1,909,575
4.00%, 12/15/50(a)		1,168	1,201,580
			3,111,155
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		25,538	29,312,836
3.16%, 01/23/30		3,013	3,335,956
2.25%, 09/29/32		6,025	6,199,725
			38,848,517
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		17,494	20,517,182
2.78%, 01/23/31		4,908	5,381,622
2.78%, 12/01/60		2,056	2,069,364
3.23%, 07/28/21		1,815	1,814,092
			29,782,260
Philippines — 0.2%
Republic of the Philippines
3.00%, 02/01/28		30,655	33,880,519
3.75%, 01/14/29		4,174	4,875,754
2.46%, 05/05/30		2,087	2,243,525
			40,999,798

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Qatar — 0.1%
State of Qatar, 3.75%, 04/16/30	USD	9,574	$ 11,240,474
Romania — 0.0%
Republic of Romania, 3.00%, 02/14/31(a)		5,070	5,426,484
Russian Federation — 0.4%
Russian Federation
7.75%, 09/16/26	RUB	1,445,924	21,694,848
8.15%, 02/03/27		564,263	8,644,306
6.00%, 10/06/27		316,725	4,355,693
4.38%, 03/21/29	USD	9,200	10,736,400
6.90%, 05/23/29	RUB	651,725	9,457,917
8.50%, 09/17/31		1,559,023	25,247,123
			80,136,287
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%, 10/22/30	USD	12,738	14,027,723
Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24		625	378,320
6.35%, 06/28/24		200	120,687
7.85%, 03/14/29		200	113,813
7.55%, 03/28/30		1,200	681,000
			1,293,820
Ukraine — 0.1%
Ukraine Government
9.75%, 11/01/28		8,135	10,006,050
7.38%, 09/25/32		7,761	8,527,399
7.25%, 03/15/33		3,727	4,062,430
			22,595,879
Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		15,409	18,216,744
4.38%, 01/23/31		2,776	3,404,324
5.10%, 06/18/50		3,180	4,450,013
			26,071,081
Total Foreign Government Obligations — 7.4% (Cost: $1,438,320,067)			1,510,122,562
	Shares
Investment Companies
Equity Funds — 0.0%
Communication Services Select Sector SPDR Fund	900	60,732
Fixed-Income Funds — 0.8%
iShares iBoxx High Yield Corporate Bond ETF(g)(h)(p)	1,763,187	153,926,225
Total Investment Companies — 0.8% (Cost: $147,436,998)		153,986,957
		Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	6,910	12,699,474
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,587,610
Security		Par (000)	Value
California (continued)
Los Angeles Unified School District
GO, 5.75%, 07/01/34	USD	415	$ 584,320
GO, 6.76%, 07/01/34		7,405	11,144,748
State of California
GO, 7.55%, 04/01/39		3,400	5,988,080
Refunding GO, 4.60%, 04/01/38		22,215	26,661,776
University of California, RB, 4.86%, 05/15/2112		1,940	2,778,429
			66,444,437
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		2,487	3,717,791
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		13,140	14,035,360
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		1,160	1,258,716
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		2,329	3,906,455
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		735	876,995
RB, 6.67%, 11/15/39		350	450,069
RB, Series E, 6.81%, 11/15/40		860	1,121,449
New York City Water & Sewer System
RB, 6.01%, 06/15/42		665	1,057,882
RB, 5.88%, 06/15/44		1,240	1,993,622
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	2,063,909
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,165	3,106,104
RB, 4.96%, 08/01/46		5,020	6,811,939
RB, 4.93%, 10/01/51		1,045	1,451,536
			18,933,505
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		2,650	4,921,660
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 07/01/35(e)(j)		5,625	3,849,748
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/46(l)		41,207	12,749,033
RB, Series A-1, 0.00%, 07/01/51(l)		25,029	5,581,467
			22,180,248
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		3,260	4,836,242
State of Texas, GO, 5.52%, 04/01/39		4,260	6,409,809
			11,246,051
Total Municipal Bonds — 0.7% (Cost: $123,826,640)			146,644,223
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Alternative Loan Trust, Series 2007-14T2, Class A1, 6.00%, 07/01/37		2,565	1,818,933

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.55%, 10/25/46(d)	USD	819	$ 667,098
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.36%, 10/25/46(d)		2,267	1,506,556
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.53%, 11/25/46(d)		3,403	1,445,913
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.31%, 02/25/47(d)		755	430,945
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(d)		4,137	4,187,662
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(d)		3,989	3,958,542
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/01/65(a)(d)		6,302	6,442,545
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(d)		4,120	4,259,442
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 4.08%, 07/31/57(a)(d)		7,397	2,625,758
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.00%, 09/27/46(a)(d)		4,268	4,256,787
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.75%, 04/27/47(a)(d)		687	683,738
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(b)		2,691	2,650,573
Series 2019-1, 4.55%, 01/30/25(b)		3,129	3,066,928
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(d)		3,911	977,424
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(d)		1,341	1,282,962
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.45%, 05/28/36(a)(d)		4,498	4,298,874
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.47%, 01/25/47(d)		1,226	1,090,180
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		218	197,495
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.43%, 08/25/36(d)		1,111	1,092,880
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.32%, 03/25/37(d)		317	288,851
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 03/25/37(d)		531	485,433
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.36%, 06/25/37(d)		532	503,078
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.69%, 12/25/35(a)(d)(p)		3	3,207
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		22,543	14,742,821
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,619	1,462,385
Series 2008-2, Class 1A1, 6.50%, 06/25/38		5,284	4,672,377
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		11	10,604
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/01/37	USD	816	$ 812,768
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(d)		2,181	2,186,726
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.50%, 06/25/35(d)		3,644	2,887,404
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.75%, 01/25/36(d)		602	557,597
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.61%, 02/25/36(d)		726	673,089
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,607	1,169,209
Series 2006-15CB, Class A1, 6.50%, 06/25/36		381	287,196
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.55%, 08/25/36(d)		5,508	1,008,685
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 2.34%, 11/25/46(d)		3,048	2,551,263
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.34%, 10/25/46(d)		3,554	3,353,984
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.34%), 0.49%, 10/25/46(d)		4,100	3,011,500
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.34%, 03/20/47(d)		8,374	6,936,029
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.34%, 07/25/46(d)		416	368,653
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.38%, 11/25/36(d)		1,609	1,492,687
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.65%, 07/25/46(d)		2,322	2,102,652
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		335	214,620
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.29%, 04/25/47(d)		983	894,119
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.33%, 04/25/47(d)		2	60
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.18%), 0.33%, 06/25/47(d)		347	266,330
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/47(d)		409	376,221
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.69%, 02/25/35(d)		236	224,085
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.57%, 04/25/46(d)		1,399	586,189
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.55%, 04/25/46(d)		592	546,494
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,713	5,232,838
Credit Suisse Commercial Mortgage Trust
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,103	4,260,099
Series 2014-11R, Class 16A1, 3.21%, 09/03/47(a)(d)		792	816,204
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.35%, 02/27/36(a)(b)(d)		692	647,804
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.27%, 08/27/36(a)(d)		1,201	1,115,643
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(d)		25,689	25,839,747

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Commercial Mortgage Trust
Series 2020-SPT1, Class M1, 3.85%, 04/25/65(a)(d)	USD	4,796	$ 4,857,630
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.50%, 11/25/35(d)		1,270	232,959
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,891,175
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.32%, 08/25/47(d)		1,176	1,283,450
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.65%, 01/27/37(a)(d)		27	26,315
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(d)		422	412,989
Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		269	263,361
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.61%, 03/25/36(d)		802	776,686
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/01/37		185	210,306
Series 2007-OA2, Class 2A1, 2.43%, 06/25/47(d)		1,237	951,730
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.36%, 12/19/36(d)		13,578	12,137,905
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.40%, 07/19/47(d)		702	615,893
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(d)		4,767	4,921,646
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(d)		5,763	5,989,503
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.67%, 03/25/35(d)		1,178	1,181,409
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.65%, 10/25/35(d)		902	871,005
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3, 2.05%, 10/25/55(a)(d)		2,601	2,608,504
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.12%), 0.27%, 07/25/36(d)		490	451,279
Series 2007-AR19, Class 3A1, 3.18%, 09/25/37(d)		2,988	2,068,409
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.39%, 08/25/37(d)		920	840,371
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.57%, 03/25/37(d)		1,485	1,429,364
Series 2007-A2, Class 2A1, 3.51%, 05/25/37(d)		323	292,154
Legacy Mortgage Asset Trust
Series 2019-SL1, Class A, 4.00%, 12/28/54(a)(d)		3,265	3,295,218
Series 2020-GS5, Class A1, 3.25%, 06/25/60(a)		4,240	4,269,848
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(c)		5,394	5,400,035
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.10%, 09/25/47(d)	USD	3,576	$ 3,559,375
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.30%, 12/25/37(d)		865	869,224
LHOME Mortgage Trust, Series 2019-RTL1, Class A1, 4.58%, 10/25/23(a)(c)		4,360	4,411,070
LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.70%), 1.86%, 03/01/24(a)(d)		2,139	2,146,719
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.55%, 08/25/37(a)(d)		1,040	535,214
MCM Trust
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)		5,476	2,822,855
Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(b)(c)		513	514,700
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)		9,111	4,820,965
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.21%), 0.36%, 04/25/37(d)		2,076	1,959,320
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.36%, 05/01/36(d)		1,113	1,027,401
MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(d)		622	625,994
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.50%, 04/16/36(a)(d)		7,378	6,592,238
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(d)		1,711	1,842,773
Series 2020-NPL2, Class A1, 3.23%, 08/25/60(a)(c)		1,644	1,655,704
Series 2020-RPL1, Class B3, 3.92%, 11/25/59(a)(d)		6,210	4,833,774
Series 2020-RPL2, Class A1, 3.58%, 08/25/25(a)(d)		13,106	13,136,739
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(d)		423	432,870
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(c)		574	185,830
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.57%, 06/25/37(d)		384	314,847
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(d)		19,309	19,417,004
Preston Ridge Partners Mortgage LLC
Series 2020-3, Class A1, 2.86%, 09/25/25(a)(c)		24,815	25,017,392
Series 2020-5, Class A1, 3.10%, 11/25/25(a)(c)		18,587	18,698,354
RALI Trust, Series 2007-QH9, Class A1, 1.81%, 11/25/37(d)		704	640,663
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.49%, 06/25/35(a)(d)		440	412,468
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.55%, 09/25/35(a)(d)		136	118,628
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(d)		3,500	3,537,878
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(d)		7,854	8,089,527

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.74%, 08/25/36(d)	USD	6,636	$ 5,515,090
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 1.53%, 05/25/57(d)		542	252,766
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(d)		15,220	15,860,829
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.23%, 07/01/37(d)		1,378	1,252,248
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.50%, 04/25/36(d)		817	636,557
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.19%), 0.34%, 06/25/36(d)		2,253	2,061,130
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.57%, 05/25/46(d)		513	450,240
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.68%, 06/25/46(d)		1,584	1,333,284
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.59%, 06/25/47(d)		263	250,350
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,960	1,978,986
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/01/59(a)(d)		660	675,787
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(c)		3,029	3,050,945
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(d)		3,120	3,185,694
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(d)		2,312	2,319,859
Series 2020-INV1, Class A2, 3.04%, 03/01/60(a)(d)		1,895	1,949,907
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(d)		1,800	1,892,279
Visio Trust, Series 2020-1, Class M1, 4.45%, 08/25/55(a)(d)		1,100	1,130,095
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/01/65(a)(d)		13,776	13,883,286
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(d)		3,716	3,732,590
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(d)		1,480	1,497,491
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,265	1,096,105
Series 2006-4, Class 1A1, 6.00%, 04/25/36		3,627	3,646,835
Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		1,232	1,155,829
Series 2006-4, Class 3A5, 6.35%, 05/25/36(c)		478	448,158
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.75%, 06/01/47(d)		1,815	1,573,575
			397,858,471
Commercial Mortgage-Backed Securities — 3.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(d)		600	636,417
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(d)		6,157	6,317,450
Series 2015-1211, Class E, 4.14%, 08/01/35(a)(d)		1,110	1,072,950
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/01/37(a)(d)		480	482,466
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(d)		2,929	2,799,079
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.70%, 09/15/34(a)(d)	USD	2,920	$ 2,854,088
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.28%, 09/15/34(a)(d)		5,835	5,630,150
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 2.99%, 09/15/34(a)(d)		630	601,924
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(a)(d)		5,210	5,195,861
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.26%, 04/15/35(a)(d)		740	676,139
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.11%, 12/15/36(a)(d)		4,840	4,015,131
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.21%, 12/15/36(a)(d)		568	410,443
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(d)		2,691	2,772,735
Series 2016-ISQ, Class C, 3.61%, 08/14/34(a)(d)		445	459,742
Series 2016-ISQ, Class E, 3.61%, 08/14/34(a)(d)		4,077	3,886,271
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.16%, 11/15/33(a)(d)		150	143,466
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.56%, 11/15/33(a)(d)		2,870	2,730,601
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.66%, 11/15/32(a)(d)		970	833,249
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.16%, 11/15/32(a)(d)		1,930	1,587,695
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.51%, 09/15/34(a)(d)		350	338,590
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.86%, 09/15/34(a)(d)		3,275	3,099,885
BANK
Series 2017-BNK9, Class A4, 3.54%, 11/15/54		4,030	4,618,894
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,204,475
Series 2020-BN28, Class D, 2.50%, 03/15/63(a)		1,830	1,673,679
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 0.63%, 11/25/35(a)(d)		2,291	2,159,776
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.30%), 0.45%, 01/25/36(a)(d)		4,846	4,546,228
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.39%), 0.54%, 01/25/36(a)(d)		75	71,066
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.45%), 0.60%, 01/25/36(a)(d)		201	190,316
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.69%, 04/25/36(a)(d)		263	246,026
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 0.57%, 07/25/36(a)(d)		900	849,819
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.40%, 10/25/36(a)(d)		437	413,247
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.45%, 10/25/36(a)(d)		305	288,714
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.23%), 0.38%, 12/25/36(a)(d)		670	627,279

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.42%, 07/25/37(a)(d)	USD	10,019	$ 9,309,314
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.65%, 12/25/37(a)(d)		1,980	1,896,034
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.65%, 04/25/38(a)(d)		2,985	3,004,365
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50		640	701,078
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(d)		980	677,959
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.88%, 03/15/37(a)(d)		918	901,885
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.61%, 03/15/37(a)(d)		1,120	1,075,819
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.32%, 11/25/34(a)(d)		2,450	2,308,028
Series 2020-C6, Class A4, 2.64%, 02/15/53		4,593	5,012,716
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,622	2,762,561
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(d)		790	639,358
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 5.21%, 02/11/41(d)		391	388,605
Series 2007-T26, Class AM, 5.43%, 01/01/45(d)		751	750,132
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.06%, 04/10/51(a)(d)		210	192,197
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,665,145
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(d)		3,610	3,813,896
Series 2019-B14, Class 225C, 3.29%, 12/01/62(a)(d)		1,411	1,363,734
Series 2020-B16, Class C, 3.54%, 02/15/53(d)		623	646,692
Series 2020-B16, Class D, 2.50%, 02/15/53(a)		957	839,754
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.86%, 10/15/35(a)(d)		5,885	5,892,769
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.41%, 07/15/35(a)(d)		2,770	2,693,613
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		5,084	5,506,555
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,465,614
Series 2013-1515, Class E, 3.72%, 03/01/33(a)		250	258,534
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(d)		250	255,213
Series 2015-1740, Class E, 4.45%, 01/10/35(a)(d)		478	445,129
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.11%, 03/15/37(a)(d)		1,210	1,210,831
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.63%, 03/15/37(a)(d)		8,300	8,264,342
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.21%, 11/15/35(a)(d)		2,324	2,321,838
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.16%, 11/15/35(a)(d)		11,634	11,590,453
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.46%, 10/15/36(a)(d)		18,607	18,457,157
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.81%, 10/15/36(a)(d)	USD	27,010	$ 26,541,695
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.16%, 12/15/36(a)(d)		22,555	22,018,211
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.66%, 12/15/36(a)(d)		5,625	5,499,350
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.76%, 11/15/32(a)(d)		7,490	7,518,508
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(d)		4,250	4,508,487
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		5,380	5,561,494
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.91%, 10/15/37(a)(d)		4,670	4,656,288
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,830	2,003,916
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(d)		9,585	9,972,162
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(d)		11,936	12,054,745
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(d)		750	794,937
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(d)		1,450	1,475,339
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(d)		590	627,864
Series 2017-GM, Class E, 3.43%, 06/01/39(a)(d)		1,240	1,271,272
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.91%, 12/15/37(a)(d)		3,618	3,618,644
CD Mortgage Trust
Series 2017-CD5, Class B, 3.96%, 08/15/50(d)		2,091	2,307,032
Series 2017-CD6, Class C, 4.27%, 11/13/50(d)		1,290	1,275,774
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	459,933
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,928,568
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,329,272
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,174,024
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(d)		2,643	2,690,631
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.79%), 0.95%, 07/15/32(a)(d)		2,960	2,961,002
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.60%), 1.76%, 07/15/32(a)(d)		4,348	4,359,076
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 07/15/32(a)(d)		6,833	6,816,624
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.66%, 06/15/34(a)(d)		7,262	6,906,584
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/10/47(d)		440	470,242
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,067,235
Series 2016-C1, Class D, 4.95%, 05/10/49(a)(d)		450	402,626
Series 2016-GC37, Class C, 4.93%, 04/01/49(d)		640	638,515
Series 2016-P3, Class C, 4.89%, 04/01/49(d)		120	120,091
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(d)		137	90,353

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	USD	1,220	$ 1,386,937
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,353,246
Series 2019-C7, Class A4, 3.10%, 12/15/72		1,130	1,275,472
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,165,066
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(d)		5,271	5,409,722
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(d)		5,180	5,192,875
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(d)		7,200	7,448,031
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(d)		419	423,331
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(d)		1,540	1,437,535
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,863	1,913,673
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	968,097
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		3,400	3,857,373
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.92%, 11/15/37(a)(d)		9,430	9,406,351
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.65%, 11/15/37(a)(d)		4,340	4,345,183
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		855	939,296
Series 2014-CR15, Class C, 4.74%, 02/10/47(d)		3,920	4,223,686
Series 2014-CR18, Class A4, 3.55%, 07/15/47		371	402,082
Series 2014-CR19, Class A5, 3.80%, 08/01/47		1,391	1,534,718
Series 2015-CR24, Class A5, 3.70%, 08/10/48		1,370	1,537,379
Series 2015-CR25, Class A4, 3.76%, 08/01/48		3,505	3,940,814
Series 2015-LC21, Class C, 4.34%, 07/10/48(d)		1,600	1,594,866
Series 2017-COR2, Class A3, 3.51%, 09/01/50		1,180	1,338,910
Series 2017-COR2, Class D, 3.00%, 09/01/50(a)		179	154,589
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.56%, 09/15/33(a)(d)		1,420	1,335,371
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,656	1,576,330
Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(d)		2,270	1,551,704
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,335	1,443,085
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,563,509
Series 2015-CR23, Class A4, 3.50%, 05/10/48(b)		810	891,274
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		76	70,235
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,157,632
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(d)		630	616,189
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.51%, 12/15/31(a)(d)		3,200	3,100,247
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(d)	USD	1,729	$ 1,828,362
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.11%, 12/15/30(a)(d)		900	883,403
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	890,020
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(d)		710	734,252
Series 2020-NET, Class E, 3.70%, 08/15/37(a)(d)		3,580	3,574,415
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.31%, 05/15/36(a)(d)		2,600	2,584,746
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 5.02%, 10/15/37(a)(d)		4,380	4,401,945
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,276,667
Series 2015-C2, Class B, 4.19%, 06/15/57(d)		2,020	1,987,062
Series 2016-C5, Class B, 4.46%, 11/15/48(d)		2,410	2,623,315
Series 2018-C14, Class C, 4.89%, 11/15/51(d)		300	331,395
Series 2018-CX12, Class A4, 4.22%, 08/01/51(d)		460	542,274
Series 2018-CX12, Class C, 4.76%, 08/15/51(d)		570	577,949
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,792,046
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		294	246,240
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		2,919	2,965,412
Series 2019-C17, Class C, 3.93%, 09/15/52		3,158	3,428,098
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		1,601	1,256,877
Series 2020-C19, Class A3, 2.56%, 03/01/53		10,090	10,850,659
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.83%), 0.99%, 06/15/33(a)(d)		2,890	2,875,466
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(d)		1,144	879,708
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(d)		962	719,691
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/01/49		1,430	1,582,056
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,743,680
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(d)		1,800	1,882,044
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(d)		3,560	3,632,149
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(d)		1,270	1,266,708
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.56%, 09/10/35(a)(d)		1,190	1,308,538
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.50%), 1.65%, 04/15/36(a)(d)		3,495	3,446,084
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(d)		1,190	1,250,999
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(d)		120	135,503
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(d)		1,510	1,731,180

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-KHG1, Class C, 3.81%, 12/25/27(a)(d)	USD	4,579	$ 4,137,583
FRESB Mortgage Trust
Series 2018-SB52, Class A10F, 3.47%, 06/01/28(d)		2,195	2,345,443
Series 2018-SB53, Class A10F, 3.65%, 06/01/28(d)		1,317	1,449,106
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.05%, 11/21/35(a)(d)		391	388,764
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(d)		1,662	1,660,671
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/01/40(a)(d)		3,335	3,116,593
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	3,171,261
Series 2012-TMSQ, Class D, 3.46%, 12/10/30(a)(d)		1,210	1,077,174
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.30%), 1.46%, 07/15/32(a)(d)		230	228,987
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.50%), 1.66%, 07/15/32(a)(d)		480	477,583
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.80%), 1.96%, 07/15/32(a)(d)		549	545,572
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.50%), 2.66%, 07/15/32(a)(d)		170	167,761
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,273,237
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.36%, 06/15/38(a)(d)		1,431	1,420,229
Series 2019-SOHO, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 06/15/36(a)(d)		3,715	3,710,506
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.87%), 2.03%, 06/15/36(a)(d)		1,723	1,615,635
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 2.66%, 11/15/37(a)(d)		320	320,442
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.86%, 11/15/37(a)(d)		200	200,897
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(d)		1,507	1,551,306
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)		140	147,733
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	975,017
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(d)		1,790	1,790,150
Series 2015-GC32, Class C, 4.42%, 07/10/48(d)		290	306,174
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	747,405
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		530	455,837
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		180	141,572
Series 2019-GSA1, Class C, 3.81%, 11/10/52(d)		520	497,785
GSCG Trust, Series 2019-600C, Class F, 3.99%, 09/06/34(a)(d)		3,090	2,955,768
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/01/31(a)		3,390	3,230,580
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.84%, 08/10/38(a)		2,640	2,869,900
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(d)	USD	2,178	$ 2,234,968
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(d)		4,179	3,832,405
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,654,635
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(d)		1,600	1,548,118
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(d)		810	765,259
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/01/35(a)		700	730,396
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,645,309
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,557,985
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	618,331
Series 2014-C22, Class B, 4.55%, 09/15/47(d)		670	700,734
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,371,002
Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(d)		1,873	1,796,953
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,145,216
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.45%, 06/15/45(a)(d)		396	396,620
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,174,169
Series 2015-JP1, Class A5, 3.91%, 01/15/49		339	386,083
Series 2015-JP1, Class C, 4.72%, 01/15/49(d)		710	787,086
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(d)		647	701,321
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.06%, 06/15/32(a)(d)		560	555,508
Series 2017-JP5, Class D, 4.62%, 03/15/50(a)(d)		1,430	1,331,015
Series 2017-JP6, Class A5, 3.49%, 07/01/50		1,180	1,335,624
Series 2017-JP7, Class B, 4.05%, 09/01/50		320	350,621
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		2,825	3,019,785
Series 2018-AON, Class D, 4.61%, 07/05/31(a)(d)		1,518	1,572,956
Series 2018-WPT, Class DFX, 5.35%, 07/01/33(a)		1,996	1,997,333
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.76%, 09/15/29(a)(d)		2,450	2,333,254
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,899,817
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	977,879
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.32%, 07/15/36(a)(d)		2,460	2,305,798
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.16%, 07/15/36(a)(d)		891	826,215
Series 2019-OSB, Class E, 3.78%, 06/05/39(a)(d)		1,384	1,410,716
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.93%, 10/15/33(a)(d)		1,600	1,600,551
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.41%, 12/15/36(a)(d)		1,973	1,828,997

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.96%, 05/15/36(a)(d)	USD	11,283	$ 11,227,350
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.16%, 05/15/36(a)(d)		2,550	2,423,732
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class A, 3.39%, 05/15/31(a)		2,030	2,030,006
Series 2014-909, Class C, 3.90%, 05/15/31(a)(d)		2,560	2,557,545
Series 2014-909, Class D, 3.90%, 05/15/31(a)(d)		4,633	4,615,872
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.39%), 0.54%, 09/25/36(a)(d)		284	278,694
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.40%, 03/25/37(a)(d)		688	658,972
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.19%, 04/20/48(a)(d)		1,064	1,076,107
MAD Mortgage Trust
Series 2017-330M, Class D, 3.98%, 08/01/34(a)(d)		1,085	1,108,398
Series 2017-330M, Class E, 4.03%, 08/15/34(a)(d)		1,846	1,847,789
Manhattan West, Series 2020-1MW, Class D, 2.34%, 09/10/39(a)(d)		1,259	1,263,077
MFT Trust
Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(d)		6,719	6,611,776
Series 2020-ABC, Class D, 3.48%, 02/10/42(a)(d)		4,800	4,484,781
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,221,126
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,126,111
Series 2015-C23, Class D, 4.15%, 07/15/50(a)(d)		110	107,720
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	940,560
Series 2015-C25, Class B, 4.53%, 10/01/48(d)		2,910	3,273,706
Series 2015-C25, Class C, 4.53%, 10/15/48(d)		430	467,042
Series 2015-C26, Class A5, 3.53%, 10/15/48		1,144	1,269,988
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		209	196,431
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,903	3,209,313
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		840	849,844
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/01/31(a)		820	818,939
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class C, 5.99%, 10/01/42(d)		1,601	1,593,223
Series 2007-T27, Class AJ, 6.01%, 06/11/42(d)		1,745	1,746,767
Series 2014-150E, Class D, 4.30%, 09/09/32(a)(d)		3,015	3,049,461
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(d)		508	479,082
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(d)		250	251,870
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		420	469,645
Series 2015-MS1, Class C, 4.03%, 05/01/48(d)		1,000	952,386
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(d)		310	268,917
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 2.11%, 11/15/34(a)(d)	USD	471	$ 468,927
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.76%, 11/15/34(a)(d)		6,092	6,092,723
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		560	575,116
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		4,190	3,277,781
Series 2017-HR2, Class D, 2.73%, 12/15/50(b)		430	352,600
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	208,741
Series 2018-H3, Class C, 4.85%, 07/15/51(d)		420	465,917
Series 2018-H4, Class C, 5.08%, 12/01/51(d)		670	716,533
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	1,092,114
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(d)		3,789	3,033,675
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 07/15/35(a)(d)		1,410	1,388,785
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.71%, 07/15/35(a)(d)		417	392,444
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,939	2,193,453
Series 2019-H7, Class A4, 3.26%, 07/15/52		2,450	2,773,497
Series 2019-L2, Class A4, 4.07%, 03/01/52		1,485	1,757,746
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(d)		1,400	1,320,013
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		2,709	2,440,329
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	490,930
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.21%, 10/15/37(a)(d)		2,550	2,486,910
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/01/39(a)(d)		1,650	1,726,934
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.09%, 06/15/35(a)(d)		753	741,580
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.49%, 06/15/35(a)(d)		646	616,790
Series 2018-SOX, Class A, 4.40%, 06/01/38(a)		4,162	4,607,853
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)(d)		1,550	1,534,001
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 2.95%, 08/18/25(a)(d)		23,760	23,791,425
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(d)		2,910	2,553,069
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		4,327	4,426,595
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.91%, 01/15/26(a)(d)		960	960,576
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.12%, 04/14/36(a)(d)		955	944,929
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.57%, 04/14/36(a)(d)		900	885,092
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/20/49(a)(b)		1,590	1,545,480
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(b)		7,170	7,131,999
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.15%, 05/17/29(a)(d)	GBP	1,184	1,522,084
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(d)	USD	2,200	2,181,818

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
U.S.
Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(d)	USD	1,890	$ 1,580,186
Series 2018-USDC, Class F, 4.49%, 05/01/38(a)(d)		1,420	1,048,611
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	1,011,106
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.03%, 08/10/49(a)(d)		570	582,422
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)(d)		15,364	15,336,686
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M7, 7.99%, 09/25/44(a)(d)		2,399	2,127,832
Series 2016-1, Class M4, 8.66%, 04/25/46(a)(d)		370	384,306
Series 2016-2, Class M2, 4.46%, 10/25/46(d)		200	200,909
Series 2016-2, Class M3, 5.50%, 10/01/46(d)		800	809,544
Series 2016-2, Class M4, 7.23%, 10/25/46(d)		370	375,716
Series 2017-1, Class M2, 4.45%, 05/25/47(a)(d)		410	417,685
Series 2017-1, Class M3, 5.35%, 05/25/47(a)(d)		410	422,429
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(d)		523	519,924
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(d)		315	310,053
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		324	334,120
Series 2020-1, Class M1, 2.80%, 02/01/50(a)(d)		1,309	1,327,001
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(d)		1,163	1,176,500
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/01/35(a)(d)		3,390	3,484,112
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	603,488
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	1,032,680
Series 2015-C31, Class A4, 3.70%, 11/15/48		590	663,990
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		399	435,864
Series 2015-NXS2, Class A5, 3.77%, 07/01/58(d)		3,050	3,409,167
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	685,098
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,442,525
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		884	723,941
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.57%, 01/15/59(d)		3,390	3,388,474
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.19%, 06/15/49(a)(d)		1,830	1,845,420
Series 2016-NXS5, Class B, 4.96%, 01/15/59(d)		860	988,775
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(d)		594	506,960
Series 2017-C41, Class B, 4.19%, 11/15/50(d)		1,710	1,842,015
Series 2017-C41, Class D, 2.60%, 11/01/50(a)(d)		1,172	903,174
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.00%, 12/13/31(a)(d)		1,508	1,474,405
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(d)		1,987	2,198,910
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	298,560
Series 2018-C45, Class C, 4.73%, 06/01/51		530	574,396
Series 2018-C48, Class B, 4.90%, 01/01/52(d)		3,612	4,291,705
Series 2019-C52, Class C, 3.56%, 08/15/52		1,880	1,950,192
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.25%, 02/15/37(a)(d)		1,530	1,395,895
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.90%, 02/15/37(a)(d)		1,300	1,172,365
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/47	USD	1,515	$ 1,657,149
Series 2014-C24, Class B, 4.20%, 11/15/47(d)		770	766,854
			763,894,579
Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.00%, 07/25/56(a)(d)		3,218	464,268
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 13.23%, 02/25/38(a)(d)		13,831	4,739,175
			5,203,443
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(d)		13,000	143,364
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.63%, 02/15/50(d)		11,850	421,195
Series 2017-BNK3, Class XD, 1.28%, 02/15/50(a)(d)		5,000	325,150
BANK
Series 2019-BN20, Class XA, 0.84%, 09/15/62(d)		11,505	689,704
Series 2019-BN20, Class XB, 0.36%, 09/01/61(d)		39,279	1,145,160
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.35%, 05/15/52(d)		9,943	906,160
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.95%, 08/10/35(a)(d)		17,553	850,459
Series 2020-C7, Class XA, 1.63%, 04/15/53(d)		8,121	894,763
Series 2020-C7, Class XB, 0.99%, 04/15/53(d)		1,596	134,633
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.13%, 08/15/57(d)		58,140	4,342,201
Series 2019-B9, Class XA, 1.04%, 03/15/52(d)		13,382	961,058
Series 2020-B17, Class XB, 0.53%, 03/15/53(b)(d)		7,100	288,260
Series 2020-B20, Class XA, 1.63%, 10/15/53(d)		23,208	2,647,151
Series 2020-B21, Class XA, 1.46%, 12/17/53(d)		9,329	1,068,610
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(d)		5,497	416,802
Series 2016-C4, Class XB, 0.72%, 05/10/58(d)		5,810	208,521
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)(d)		46,500	3,259,650
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.02%, 03/10/46(d)		16,283	197,008
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(d)		150,000	576,000
Series 2015-CR25, Class XA, 0.84%, 08/01/48(d)		4,676	150,619
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(d)		3,200	333,553
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%, 11/15/50(d)		12,490	183,275
Series 2019-C16, Class XA, 1.57%, 06/15/52(d)		30,674	3,212,220

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.37%, 09/15/52(d)	USD	26,758	$ 2,449,958
Series 2019-C17, Class XB, 0.56%, 09/15/52(d)		19,090	769,978
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/01/37(a)(d)		21,535	510,379
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		5,780	297,786
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(d)		21,000	239,123
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%, 11/10/52(d)		14,681	888,455
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(d)		37,480	5,056,333
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.83%, 09/15/47(d)		1,927	49,010
Series 2014-C23, Class XA, 0.63%, 09/15/47(d)		28,547	546,787
Series 2015-C29, Class XA, 0.65%, 05/01/48(d)		1,929	47,149
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(d)		4,940	180,790
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.51%, 04/15/46(d)		4,570	53,271
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(d)		13,040	466,943
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class XA, 1.17%, 02/15/36(a)(d)		3,856	267,164
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(d)		3,236	100,846
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.21%, 12/15/47(a)(d)		4,370	181,617
Series 2015-C26, Class XD, 1.34%, 10/15/48(a)(d)		4,490	263,922
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(a)(d)		13,984	1,040,549
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)(d)		3,293	374,447
Series 2019-H6, Class XB, 0.72%, 06/15/52(d)		23,510	1,197,327
Series 2019-L2, Class XA, 1.03%, 03/15/52(d)		8,826	619,045
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(d)		36,697	852,104
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(a)(d)		53,230	89,426
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(d)		10,646	106
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.49%, 10/15/52(d)		32,542	3,275,065
Series 2019-C18, Class XA, 1.04%, 12/15/52(d)		35,662	2,468,835
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.04%, 12/15/48(d)	USD	2,366	$ 100,128
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)(d)		4,420	260,913
Series 2019-C50, Class XA, 1.42%, 05/15/52(d)		20,671	1,855,394
Series 2020-C58, Class XA, 1.89%, 07/15/53(d)		17,440	2,499,480
			50,357,846
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/01/56(a)(l)		1,561	208,641
Total Non-Agency Mortgage-Backed Securities — 6.0% (Cost: $1,218,958,079)			1,217,522,980
Preferred Securities
Capital Trusts — 0.5%
Banks — 0.1%
Banco Mercantil del Norte SA, 6.88%(a)(k)		920	967,725
Bangkok Bank PCL, 5.00%(k)		300	312,469
Bank of America Corp., Series FF, 5.88%(k)		8,450	9,548,500
Bank of East Asia Ltd., 5.83%(k)		510	543,150
Chong Hing Bank Ltd., 5.70%(k)		250	253,906
Citigroup, Inc., Series W, 4.00%(k)		4,620	4,741,275
Emirates NBD Bank PJSC
6.13%(k)		1,025	1,091,625
6.13%(k)		750	807,656
Kasikornbank PCL, 5.28%(k)		400	415,000
Kookmin Bank, 4.35%(k)		1,307	1,378,885
Lehman Brothers Holdings Capital Trust VII, 5.86%(b)(e)(j)(k)		1,888	—
Nanyang Commercial Bank Ltd., 5.00%(k)		200	202,688
Rizal Commercial Banking Corp., 6.50%(k)		200	202,063
Shinhan Financial Group Co. Ltd., 5.88%(k)		214	232,056
Woori Bank, 4.25%(k)		200	207,625
			20,904,623
Capital Markets — 0.3%
Bank of New York Mellon Corp.
Series E, (3 mo. LIBOR US + 3.42%), 3.66%(d)(k)		4,380	4,384,511
Series F, 4.63%(k)		9,722	10,305,320
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.81%(d)(k)		4,015	3,994,925
Series H, 5.63%(k)		19,655	20,732,094
UBS Group AG, 7.00%(a)(k)		15,350	16,827,438
			56,244,288
Commercial Services & Supplies — 0.0%
King Talent Management Ltd., 5.60%(k)		600	522,000
Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(k)		1,000	1,007,500
KDB Life Insurance Co. Ltd., 7.50%(k)		900	893,250
Tongyang Life Insurance Co. Ltd., 5.25%(k)		950	968,406
			2,869,156
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%(k)		278	281,822

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(a)(h)(k)	USD	13,680	$ 13,953,600
Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., 6.88%(k)		200	204,750
MAF Global Securities Ltd., 5.50%(k)		1,341	1,373,268
			1,578,018
Total Preferred Securities — 0.5% (Cost: $92,446,607)			96,353,507
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30		1,450	2,195,478
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.37%, 04/25/33(d)		2	1,464
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.65%, 01/25/25(d)		487	537,303
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.10%, 05/25/25(d)		520	538,056
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.30%, 10/25/29(d)		590	626,759
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.60%, 03/25/30(d)		1,860	1,911,055
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.60%, 12/25/42(d)		492	487,389
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.90%, 08/25/50(a)(d)		3,520	3,569,175
Series 2020-DNA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.80%), 4.88%, 10/25/50(a)(d)		990	1,029,014
Series 2020-DNA6, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.08%, 12/25/50(a)(d)		3,640	3,639,986
Series 2020-HQA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.00%), 4.08%, 11/25/50(a)(d)		2,410	2,452,062
			14,792,263
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae
Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)		667	759,371
Series 2017-M5, Class A2, 3.17%, 04/25/29(d)		1,200	1,382,073
Series 2018-M14, Class A2, 3.58%, 08/25/28(d)		3,510	4,131,155
Freddie Mac, Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		1,664	1,815,255
Ginnie Mae
Series 2015-97, Class VA, 2.25%, 12/16/38		989	1,023,821
Series 2016-158, Class VA, 2.00%, 03/16/35		648	657,063
			9,768,738
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2020-73, Class AI, 2.00%, 10/25/50		6,998	611,586
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49		6,305	605,509
Series 4995, Class BI, 4.50%, 06/25/50		6,090	838,710
Series 4999, Class QI, 4.00%, 05/25/50		6,206	824,363
Series 5014, Class DI, 4.00%, 09/25/50		4,370	597,663
Series 5018, Class CI, 4.50%, 10/25/50		6,056	839,048
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5029, Class GI, 2.00%, 10/25/50	USD	5,228	$ 511,500
Series 5057, Class TI, 3.00%, 11/25/50		8,077	1,239,530
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		9,501	1,092,897
Series 2020-146, Class DI, 2.50%, 10/20/50		7,442	831,057
Series 2020-151, Class MI, 2.50%, 10/01/50		38,788	4,549,440
Series 2020-175, Class DI, 2.50%, 11/20/50		2,691	299,757
			12,841,060
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.70%, 04/01/30(d)		4,457	590,217
Series K111, Class X1, 1.57%, 05/25/30(d)		20,331	2,565,158
Series K121, Class X1, 1.03%, 10/01/30(d)		13,900	1,176,917
Series K122, Class X1, 0.88%, 11/25/30(d)		12,650	942,111
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	634,669
Ginnie Mae
Series 2012-23, Class IO, 0.27%, 06/16/53(d)		2,147	15,246
Series 2013-191, Class IO, 0.71%, 11/16/53(d)		2,703	60,964
Series 2013-30, Class IO, 0.68%, 09/01/53(d)		10,104	234,267
Series 2013-63, Class IO, 0.77%, 09/16/51(d)		10,942	328,806
Series 2013-78, Class IO, 0.71%, 10/16/54(d)		11,843	317,977
Series 2015-173, Class IO, 0.77%, 09/01/55(d)		5,104	207,486
Series 2015-22, Class IO, 0.60%, 03/16/55(d)		6,836	212,724
Series 2015-37, Class IO, 0.66%, 10/16/56(d)		1,783	69,391
Series 2015-48, Class IO, 0.60%, 02/01/50(d)		4,387	143,581
Series 2016-110, Class IO, 0.95%, 05/16/58(d)		4,473	256,585
Series 2016-113, Class IO, 1.16%, 02/16/58(d)		6,231	444,091
Series 2016-125, Class IO, 0.94%, 12/01/57(d)		6,211	355,144
Series 2016-128, Class IO, 0.86%, 09/16/56(d)		10,198	560,985
Series 2016-152, Class IO, 0.83%, 08/15/58(d)		6,832	387,658
Series 2016-162, Class IO, 0.88%, 09/01/58(d)		8,820	532,986
Series 2016-165, Class IO, 0.94%, 12/16/57(d)		3,690	218,866
Series 2016-26, Class IO, 0.88%, 02/16/58(d)		27,519	1,362,716
Series 2016-36, Class IO, 0.81%, 08/16/57(d)		2,374	114,492
Series 2016-92, Class IO, 0.87%, 04/16/58(d)		3,549	185,444
Series 2016-96, Class IO, 0.90%, 12/01/57(d)		13,896	743,424
			12,661,905
Mortgage-Backed Securities — 60.2%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32		13,065	13,716,205
2.50%, 09/01/27 - 12/01/50		338,342	359,830,687
3.00%, 04/01/28 - 08/01/50		234,993	252,280,642
3.50%, 08/01/28 - 08/01/50		111,833	122,399,058
4.00%, 08/01/31 - 09/01/50		57,145	62,744,705
4.50%, 02/01/25 - 02/01/50		443,460	491,499,663
5.00%, 11/01/32 - 06/01/45		20,730	23,893,662
5.50%, 12/01/32 - 04/01/41		17,845	20,760,884
6.00%, 02/01/34 - 06/01/41		10,469	12,220,935
6.50%, 05/01/40		2,142	2,570,593
Freddie Mac Mortgage-Backed Securities
2.50%, 04/01/27 - 04/01/31		16,561	17,585,177
3.00%, 09/01/27 - 09/01/50		498,203	537,420,465
3.50%, 09/01/30 - 08/01/50		345,156	377,247,312
4.00%, 08/01/40 - 06/01/50		152,807	168,887,913
4.50%, 02/01/39 - 10/01/50		221,590	242,817,124
5.00%, 07/01/35 - 11/01/41		7,720	8,931,892
5.50%, 02/01/35 - 06/01/41		2,435	2,855,740
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/51(q)		103,495	108,160,671
2.50%, 01/15/51(q)		229,733	243,193,918
3.00%, 12/20/44 - 01/15/51(q)		477,331	502,857,069

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.50%, 01/15/42 - 01/15/51(q)	USD	324,547	$ 347,021,379
4.00%, 04/20/39 - 01/15/51(q)		163,380	175,235,481
4.50%, 12/20/39 - 01/15/51(q)		70,061	75,679,351
5.00%, 04/15/33 - 01/15/51(q)		36,281	39,885,089
Uniform Mortgage-Backed Securities
1.50%, 01/01/51(q)		188,694	190,647,075
2.00%, 01/01/36 - 01/01/51(q)		1,482,244	1,540,153,397
2.50%, 01/01/36 - 01/01/51(q)		4,607,960	4,854,186,811
3.00%, 01/01/36 - 01/01/51(q)		130,728	137,069,928
3.50%, 01/01/36 - 01/01/51(q)		414,064	437,980,661
4.00%, 01/01/36 - 01/01/51(q)		717,604	766,728,793
4.50%, 01/01/51(q)		20,737	22,473,724
5.00%, 01/01/51(q)		42,159	46,656,509
			12,205,592,513
Total U.S. Government Sponsored Agency Securities — 60.5% (Cost: $12,153,509,702)			12,257,851,957
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	16,855,317
3.88%, 08/15/40		10,812	15,495,792
4.25%, 11/15/40		10,812	16,240,384
2.50%, 02/15/45		88,094	105,055,536
2.75%, 11/15/47		88,610	111,198,628
3.00%, 02/15/48(r)		88,094	115,644,022
U.S. Treasury Inflation Indexed Bonds, 0.25%, 02/15/50(r)		131,732	156,927,144
U.S. Treasury Notes
U.S. Treasury Notes, 1.75%, 07/15/22 - 11/15/29		253,010	262,947,048
U.S. Treasury Notes, 0.50%, 03/15/23 - 05/31/27		436,195	438,292,508
0.25%, 04/15/23		167,495	167,907,195
U.S. Treasury Notes, 1.50%, 10/31/24 - 02/15/30		85,515	89,937,728
U.S. Treasury Notes, 2.25%, 11/15/24 - 08/15/27		147,346	159,367,080
0.38%, 04/30/25		181,142	181,800,054
0.63%, 03/31/27		60,677	61,039,640
2.38%, 05/15/27		20,160	22,487,063
1.63%, 08/15/29		31,559	33,760,733
Total U.S. Treasury Obligations — 9.6% (Cost: $1,962,048,353)			1,954,955,872
	Shares
Warrants(e)
Diversified Financial Services — 0.0%
Decarbonization Plus Acquisition Corp. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)	90,046	164,784
dMY Technology Group, Inc. II (Issued/Exercisable 09/25/20, 1 Share for 1 Warrant, Expires 07/29/27, Strike Price USD 11.50)	197,725	840,331
Security	Shares	Value
Diversified Financial Services (continued)
Dragoneer Growth Opportunities Corp. (Issued/Exercisable 08/14/20, 1 Share for 1 Warrant, Expires 08/14/25, Strike Price USD 11.50)	53,462	$ 228,818
KINS Technology Group, Inc. (Issued/Exercisable 10/31/25, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(b)	469,648	469,648
		1,703,581
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)	4,466	17,864
SM Energy Co. (Issued/Exercisable 06/17/20, 1 Share for 1 Warrant, Expires 06/30/23, Strike Price USD 0.01)	51,102	312,233
		330,097
Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/15/24, Strike Price USD 11.50)	8,280	604
Total Warrants — 0.0% (Cost: $9,535,195)		2,034,282
Total Long-Term Investments — 137.9% (Cost: $27,280,734,482)		27,969,104,202
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(p)(s)	813,395,262	813,395,262
SL Liquidity Series, LLC, Money Market Series, 0.17%(p)(s)(t)	85,658,371	85,684,068
Total Short-Term Securities — 4.4% (Cost: $899,079,330)		899,079,330
Options Purchased — 0.4% (Cost: $56,842,795)		68,607,636
Total Investments Before Options Written and TBA Sale Commitments — 142.7% (Cost: $28,236,656,607)		28,936,791,168
		Par (000)
TBA Sale Commitments(q)
Mortgage-Backed Securities — (43.0)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/51	USD	40,732	(42,595,171)
3.00%, 01/15/51		90,147	(94,267,522)
3.50%, 01/15/51		2,232	(2,365,571)
4.00%, 01/15/51		4,679	(4,988,618)
4.50%, 01/15/51		2,551	(2,731,563)
Uniform Mortgage-Backed Securities
Uniform Mortgage-Backed Securities, 1.50%, 01/01/51		472,602	(477,415,717)
2.00%, 01/01/51		715,327	(743,073,853)
Uniform Mortgage-Backed Securities, 2.50%, 01/01/51		5,629,571	(5,927,800,362)
Uniform Mortgage-Backed Securities, 3.00%, 01/01/36 - 01/01/51		680,115	(712,583,120)
Uniform Mortgage-Backed Securities, 3.50%, 01/01/36 - 01/01/51		177,809	(187,952,433)

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities, 4.00%, 01/01/36 - 01/01/51	USD	289,969	$ (309,669,163)
4.50%, 01/01/51		205,420	(222,623,925)
Total TBA Sale Commitments — (43.0)% (Proceeds: $(8,667,946,107))			(8,728,067,018)
Options Written — (0.1)% (Premiums Received: $(18,035,945))			(15,962,164)
Total Investments Net of Options Written and TBA Sale Commitments — 99.6% (Cost: $19,550,674,555)			20,192,761,986
Other Assets Less Liabilities — 0.4%			85,345,579
Net Assets — 100.0%			$ 20,278,107,565
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Non-income producing security.
(f)	Restricted security as to resale, excluding 144A securities. The Portfolio held restricted securities with a current value of $27,038,420, representing 0.1% of its net assets as of period end, and an original cost of $11,992,000.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Issuer is a U.S. branch of a foreign domiciled bank.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Portfolio.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Par/Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 3,188	$ —	$ —	$ —	$ 19	$ 3,207	3,373	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	178,500,805	634,894,457(a)	—	—	—	813,395,262	813,395,262	19,188	—
iShares 0-5 Year High Yield Corporate Bond ETF(b)	—	84,256	(86,052)	1,796	—	—	—	1,080	—
iShares iBoxx High Yield Corporate Bond ETF	127,840,947	98,729,420	(81,540,381)	1,726,840	7,169,399	153,926,225	1,763,187	3,072,719	—
SL Liquidity Series, LLC, Money Market Series	56,783,936	28,922,475(a)	—	(22,398)	55	85,684,068	85,658,371	27,301(c)	—
				$ 1,706,238	$ 7,169,473	$ 1,053,008,762		$ 3,120,288	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	708	03/08/21	$ 116,921	$ (72,762)
Euro-Schatz	3,615	03/08/21	495,836	(198,521)
Canadian Government Bonds (5 Year)	147	03/22/21	14,752	40,592
U.S. Treasury Bonds (30 Year)	2,436	03/22/21	421,885	(928,384)
U.S. Ultra Treasury Bonds	4,946	03/22/21	1,056,280	(7,350,705)
U.S. Treasury Notes (2 Year)	5,410	03/31/21	1,195,483	1,041,113
U.S. Treasury Notes (5 Year)	12,406	03/31/21	1,565,191	3,998,194
Canadian Bankers Acceptance	5,478	06/13/22	1,069,972	446,467
Canadian Bankers Acceptance	1,022	09/19/22	199,529	166,547
				(2,857,459)
Short Contracts
Euro-BTP Italian Government Bond	189	03/08/21	35,098	(32,922)
Euro-Bund	3,720	03/08/21	807,292	133,851
Euro-Buxl	641	03/08/21	176,380	(1,281,852)
Euro-OAT	640	03/08/21	131,242	255,677
E-Mini S&P 500 Index	950	03/19/21	178,068	(3,717,676)
Canadian Government Bonds (10 Year)	130	03/22/21	15,227	(60,479)
U.S. Treasury Notes (10 Year)	684	03/22/21	94,445	(75,749)
U.S. Ultra Treasury Bonds (10 Year)	756	03/22/21	118,208	(102,564)
10 Year U.K. Gilt	56	03/29/21	10,380	(6,511)
Canadian Bankers Acceptance	5,478	06/14/21	1,071,102	(483,359)
Canadian Bankers Acceptance	1,022	09/13/21	199,820	(124,737)
				(5,496,321)
				$ (8,353,780)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,014,766	USD	3,988,000	BNP Paribas SA	01/05/21	$ 57,556
GBP	43,490,984	USD	59,450,000	Bank of America N.A.	01/05/21	26,234
MXN	406,423,100	USD	20,110,000	Citibank N.A.	01/05/21	302,269
MXN	795,659,368	USD	39,340,000	HSBC Bank PLC	01/05/21	621,344
USD	5,021,000	BRL	25,579,485	BNP Paribas SA	01/05/21	96,689
USD	17,076,000	BRL	86,993,682	BNP Paribas SA	01/05/21	328,831
USD	3,988,000	BRL	20,514,272	Citibank N.A.	01/05/21	38,794
USD	59,450,000	ZAR	873,246,187	BNP Paribas SA	01/05/21	66,634
ZAR	301,207,580	USD	20,110,000	BNP Paribas SA	01/05/21	373,021
ZAR	611,561,937	USD	39,340,000	Deutsche Bank AG	01/05/21	2,248,050
IDR	558,942,720,000	USD	39,340,000	Bank of America N.A.	01/06/21	420,217
IDR	285,320,680,000	USD	20,110,000	JPMorgan Chase Bank N.A.	01/06/21	186,198
INR	2,920,995,000	USD	39,340,000	Bank of America N.A.	01/06/21	609,945
INR	1,482,207,550	USD	20,110,000	JPMorgan Chase Bank N.A.	01/06/21	161,897
KRW	1,617,382,186	USD	1,480,848	Bank of America N.A.	01/07/21	8,136
KRW	1,617,382,186	USD	1,480,848	Bank of America N.A.	01/07/21	8,136
KRW	4,041,975,708	USD	3,702,121	Citibank N.A.	01/07/21	18,976
KRW	4,041,975,708	USD	3,702,121	Citibank N.A.	01/07/21	18,976
KRW	3,039,861,337	USD	2,785,031	Citibank N.A.	01/07/21	13,506
KRW	3,039,861,337	USD	2,785,031	Citibank N.A.	01/07/21	13,506
AUD	20,013,234	USD	15,228,548	Barclays Bank PLC	01/11/21	202,572
AUD	22,491,919	USD	17,132,117	JPMorgan Chase Bank N.A.	01/11/21	210,182
AUD	2,500,433	USD	1,903,568	State Street Global Markets LLC	01/11/21	24,381
CAD	21,923,490	USD	17,132,117	JPMorgan Chase Bank N.A.	01/11/21	91,913
CAD	19,499,406	USD	15,228,548	Morgan Stanley & Co. International PLC	01/11/21	91,019

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,436,133	USD	1,903,568	State Street Global Markets LLC	01/11/21	$ 10,363
GBP	11,278,438	USD	15,228,548	Citibank N.A.	01/11/21	196,036
GBP	12,693,607	USD	17,132,117	JPMorgan Chase Bank N.A.	01/11/21	227,877
GBP	1,409,916	USD	1,903,568	Royal Bank of Canada	01/11/21	24,657
USD	34,264,233	AUD	44,329,573	Bank of America N.A.	01/11/21	84,103
USD	26,650,657	AUD	34,535,489	Deutsche Bank AG	01/11/21	22,214
USD	34,264,233	EUR	27,912,535	State Street Global Markets LLC	01/11/21	155,876
USD	26,650,657	EUR	21,778,163	State Street Global Markets LLC	01/11/21	38,335
RUB	3,021,386,746	USD	39,340,000	Citibank N.A.	01/12/21	1,468,397
AUD	11,137,000	USD	8,189,039	Barclays Bank PLC	01/13/21	398,292
AUD	11,137,000	USD	8,189,039	Barclays Bank PLC	01/13/21	398,292
AUD	11,015,000	USD	8,111,324	JPMorgan Chase Bank N.A.	01/13/21	381,938
CLP	3,629,642,500	USD	4,895,000	Citibank N.A.	01/13/21	213,273
COP	24,828,878,200	USD	6,829,000	Citibank N.A.	01/13/21	440,694
INR	292,314,270	USD	3,931,000	Deutsche Bank AG	01/13/21	63,817
INR	438,508,586	USD	5,897,000	Deutsche Bank AG	01/13/21	95,733
JPY	155,227,060	USD	1,493,000	Bank of America N.A.	01/13/21	10,576
JPY	207,004,070	USD	1,991,000	Bank of America N.A.	01/13/21	14,103
JPY	814,832,553	USD	7,849,000	Morgan Stanley & Co. International PLC	01/13/21	43,712
JPY	814,832,553	USD	7,849,000	Morgan Stanley & Co. International PLC	01/13/21	43,712
KRW	3,298,693,200	USD	2,959,000	Barclays Bank PLC	01/13/21	77,984
KRW	3,298,693,200	USD	2,959,000	Barclays Bank PLC	01/13/21	77,984
MXN	74,848,710	USD	3,731,000	Bank of America N.A.	01/13/21	24,828
MXN	200,572,877	USD	9,998,000	Bank of America N.A.	01/13/21	66,530
MXN	156,975,760	USD	7,825,000	Bank of America N.A.	01/13/21	51,874
MXN	121,477,548	USD	6,060,000	Citibank N.A.	01/13/21	35,612
MXN	84,862,157	USD	4,249,248	Citibank N.A.	01/13/21	9,043
MXN	76,591,069	USD	3,835,752	Citibank N.A.	01/13/21	7,505
MXN	82,346,358	USD	4,040,000	Morgan Stanley & Co. International PLC	01/13/21	92,051
NOK	43,063,572	USD	4,875,000	JPMorgan Chase Bank N.A.	01/13/21	147,376
NOK	35,013,555	USD	3,984,000	UBS AG	01/13/21	99,527
RUB	743,494,080	USD	9,960,000	BNP Paribas SA	01/13/21	80,971
RUB	146,127,232	USD	1,923,000	Citibank N.A.	01/13/21	50,465
USD	997,000	MXN	19,845,883	Bank of America N.A.	01/13/21	1,155
USD	997,000	MXN	19,845,883	Bank of America N.A.	01/13/21	1,155
USD	5,021,000	RUB	368,767,345	Bank of America N.A.	01/13/21	40,756
USD	5,021,000	RUB	368,767,345	Bank of America N.A.	01/13/21	40,756
ZAR	75,297,427	USD	5,021,000	HSBC Bank PLC	01/13/21	93,757
CNH	65,699,785	USD	10,042,000	JPMorgan Chase Bank N.A.	01/19/21	48,818
CNH	65,699,785	USD	10,042,000	JPMorgan Chase Bank N.A.	01/19/21	48,818
USD	10,042,000	TWD	279,815,409	JPMorgan Chase Bank N.A.	01/19/21	82,687
USD	10,042,000	TWD	279,815,409	JPMorgan Chase Bank N.A.	01/19/21	82,687
KZT	557,736,564	USD	1,270,760	Citibank N.A.	01/20/21	46,706
MXN	1,188,375,775	USD	59,450,000	Citibank N.A.	02/02/21	46,793
RUB	4,412,379,000	USD	59,450,000	JPMorgan Chase Bank N.A.	02/02/21	16,116
USD	5,050,000	BRL	26,078,200	Citibank N.A.	02/02/21	31,615
USD	5,021,000	BRL	25,928,444	Citibank N.A.	02/02/21	31,433
USD	59,450,000	EUR	48,555,385	Bank of America N.A.	02/02/21	85,528
USD	59,450,000	JPY	6,135,846,390	Bank of America N.A.	02/02/21	2,069
USD	59,450,000	SEK	488,077,425	Bank of America N.A.	02/02/21	104,543
COP	32,111,560,000	USD	8,345,000	Citibank N.A.	02/17/21	1,050,264
KRW	8,677,869,120	USD	7,968,000	Barclays Bank PLC	02/17/21	23,118
KRW	8,677,869,120	USD	7,968,000	Barclays Bank PLC	02/17/21	23,118
COP	26,238,920,868	USD	7,544,256	Citibank N.A.	02/24/21	130,380
IDR	7,214,103,138	USD	507,021	Citibank N.A.	02/24/21	3,828
IDR	7,277,388,710	USD	507,949	Deutsche Bank AG	02/24/21	7,381
IDR	30,619,575,600	USD	2,150,402	Goldman Sachs International	02/24/21	17,849
IDR	17,279,490,738	USD	1,216,009	Goldman Sachs International	02/24/21	7,596
IDR	6,548,921,034	USD	460,867	Goldman Sachs International	02/24/21	2,879
IDR	15,126,017,410	USD	1,064,988	HSBC Bank PLC	02/24/21	6,125
RUB	684,290,580	USD	8,917,000	BNP Paribas SA	02/24/21	283,864
MXN	708,900,000	USD	35,122,227	Citibank N.A.	02/26/21	269,824
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,360,000	USD	15,008,624	Bank of America N.A.	03/17/21	$ 117,382
EUR	41,270,000	USD	50,324,721	Barclays Bank PLC	03/17/21	180,967
EUR	37,070,000	USD	45,044,573	BNP Paribas SA	03/17/21	321,210
EUR	53,780,000	USD	65,255,039	BNP Paribas SA	03/17/21	560,223
EUR	41,280,000	USD	50,493,531	BNP Paribas SA	03/17/21	24,394
EUR	24,820,000	USD	30,337,709	Goldman Sachs International	03/17/21	36,683
EUR	12,380,000	USD	15,055,937	HSBC Bank PLC	03/17/21	94,545
EUR	49,500,000	USD	60,240,758	HSBC Bank PLC	03/17/21	336,696
EUR	10,690,192	USD	12,978,000	JPMorgan Chase Bank N.A.	03/17/21	104,517
EUR	1,669,808	USD	2,026,813	Morgan Stanley & Co. International PLC	03/17/21	16,676
EUR	18,580,000	USD	22,495,274	Morgan Stanley & Co. International PLC	03/17/21	242,687
GBP	29,174,913	EUR	32,066,335	BNP Paribas SA	03/17/21	673,503
GBP	19,172,170	EUR	21,192,845	BNP Paribas SA	03/17/21	295,014
GBP	9,124,743	EUR	9,880,000	Deutsche Bank AG	03/17/21	393,067
GBP	19,121,068	EUR	20,940,000	Deutsche Bank AG	03/17/21	534,526
GBP	19,181,065	EUR	21,181,089	Deutsche Bank AG	03/17/21	321,569
GBP	6,558,025	EUR	7,266,066	Deutsche Bank AG	03/17/21	80,291
GBP	18,396,740	EUR	20,290,000	Goldman Sachs International	03/17/21	338,993
GBP	6,774,703	EUR	7,443,665	UBS AG	03/17/21	159,398
GBP	37,410,696	EUR	41,400,000	UBS AG	03/17/21	518,929
GBP	27,015,000	USD	35,833,101	Barclays Bank PLC	03/17/21	1,127,662
GBP	16,680,000	USD	22,610,407	Barclays Bank PLC	03/17/21	210,453
GBP	10,600,000	USD	14,028,093	Deutsche Bank AG	03/17/21	474,372
GBP	16,700,000	USD	22,571,887	Deutsche Bank AG	03/17/21	276,336
GBP	17,240,000	USD	23,070,482	Deutsche Bank AG	03/17/21	516,546
GBP	16,690,000	USD	22,529,831	Goldman Sachs International	03/17/21	304,711
GBP	29,495,000	USD	39,190,744	HSBC Bank PLC	03/17/21	1,163,049
GBP	17,280,000	USD	22,978,875	UBS AG	03/17/21	662,880
HKD	9,041,750	USD	1,166,459	Morgan Stanley & Co. International PLC	03/17/21	42
JPY	40,000,000	USD	387,239	Morgan Stanley & Co. International PLC	03/17/21	498
USD	50,670,893	EUR	41,270,000	Barclays Bank PLC	03/17/21	165,206
USD	30,496,582	EUR	24,820,000	BNP Paribas SA	03/17/21	122,190
USD	75,997,400	EUR	61,930,000	BNP Paribas SA	03/17/21	208,274
USD	25,249,675	EUR	20,570,000	Deutsche Bank AG	03/17/21	76,378
USD	50,633,734	EUR	41,280,000	Morgan Stanley & Co. International PLC	03/17/21	115,809
						24,800,026
BRL	25,238,057	USD	5,021,000	BNP Paribas SA	01/05/21	(162,417)
BRL	101,230,812	USD	20,014,000	Citibank N.A.	01/05/21	(526,039)
EUR	48,588,125	USD	59,450,000	Bank of America N.A.	01/05/21	(85,190)
JPY	6,137,915,250	USD	59,450,000	Bank of America N.A.	01/05/21	(2,127)
SEK	488,236,097	USD	59,450,000	Bank of America N.A.	01/05/21	(105,140)
USD	2,938,000	BRL	15,605,187	Deutsche Bank AG	01/05/21	(66,157)
USD	39,340,000	EUR	32,849,086	Bank of America N.A.	01/05/21	(794,905)
USD	20,110,000	EUR	16,563,239	JPMorgan Chase Bank N.A.	01/05/21	(126,911)
USD	39,340,000	GBP	29,449,128	Deutsche Bank AG	01/05/21	(933,249)
USD	20,110,000	GBP	15,035,661	Deutsche Bank AG	01/05/21	(452,067)
USD	20,110,000	JPY	2,088,942,338	Bank of America N.A.	01/05/21	(122,143)
USD	39,340,000	JPY	4,098,736,250	Citibank N.A.	01/05/21	(357,706)
USD	59,450,000	MXN	1,184,570,975	Citibank N.A.	01/05/21	(44,113)
USD	20,110,000	SEK	168,929,993	Bank of America N.A.	01/05/21	(423,358)
USD	39,340,000	SEK	336,039,998	JPMorgan Chase Bank N.A.	01/05/21	(1,505,498)
USD	2,288,848	AUD	3,105,000	UBS AG	01/06/21	(105,114)
USD	19,670,000	CLP	15,082,956,000	Citibank N.A.	01/06/21	(1,558,072)
USD	20,110,000	CLP	14,748,674,000	Citibank N.A.	01/06/21	(647,596)
USD	19,670,000	CLP	15,088,463,600	JPMorgan Chase Bank N.A.	01/06/21	(1,565,823)
USD	126,332,585	EUR	105,959,000	Goldman Sachs International	01/06/21	(3,130,879)
USD	126,896,075	EUR	105,959,000	UBS AG	01/06/21	(2,567,389)
USD	714,700	JPY	74,538,000	Barclays Bank PLC	01/06/21	(7,236)
USD	1,058,354	JPY	110,000,000	Royal Bank of Canada	01/06/21	(7,048)
USD	7,968,000	KRW	8,677,470,720	Barclays Bank PLC	01/07/21	(20,596)
USD	7,968,000	KRW	8,677,470,720	Barclays Bank PLC	01/07/21	(20,596)

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,422,196	USD	15,228,548	Barclays Bank PLC	01/11/21	$ (48,963)
EUR	13,986,304	USD	17,132,117	JPMorgan Chase Bank N.A.	01/11/21	(41,235)
EUR	1,552,832	USD	1,903,568	State Street Global Markets LLC	01/11/21	(6,050)
USD	34,264,233	CAD	43,660,856	Morgan Stanley & Co. International PLC	01/11/21	(37,600)
USD	26,650,657	CAD	33,952,004	State Street Global Markets LLC	01/11/21	(23,488)
USD	34,264,233	GBP	25,082,065	Bank of America N.A.	01/11/21	(38,428)
USD	26,650,657	GBP	19,495,513	Citibank N.A.	01/11/21	(11,740)
RUB	1,485,927,900	USD	20,110,000	Bank of America N.A.	01/12/21	(40,297)
MXN	79,619,512	USD	4,022,000	Citibank N.A.	01/13/21	(26,779)
MXN	79,619,512	USD	4,022,000	Citibank N.A.	01/13/21	(26,779)
PLN	14,594,848	USD	4,001,000	Bank of America N.A.	01/13/21	(93,840)
PLN	14,594,848	USD	4,001,000	Bank of America N.A.	01/13/21	(93,840)
PLN	11,163,632	USD	2,991,000	Citibank N.A.	01/13/21	(2,404)
PLN	11,163,632	USD	2,991,000	Citibank N.A.	01/13/21	(2,404)
PLN	570,686	USD	154,000	Goldman Sachs International	01/13/21	(1,223)
PLN	570,686	USD	154,000	Goldman Sachs International	01/13/21	(1,223)
USD	4,976,566	AUD	6,764,000	Bank of America N.A.	01/13/21	(238,906)
USD	2,026,709	AUD	2,741,000	BNP Paribas SA	01/13/21	(86,775)
USD	6,019,496	AUD	8,141,000	BNP Paribas SA	01/13/21	(257,729)
USD	6,264,118	AUD	8,261,000	Morgan Stanley & Co. International PLC	01/13/21	(105,635)
USD	4,896,000	CAD	6,361,178	Morgan Stanley & Co. International PLC	01/13/21	(101,654)
USD	4,896,000	CAD	6,361,178	Morgan Stanley & Co. International PLC	01/13/21	(101,654)
USD	4,895,000	CLP	3,755,541,900	Deutsche Bank AG	01/13/21	(390,461)
USD	4,987,000	COP	17,250,033,000	Citibank N.A.	01/13/21	(63,670)
USD	3,999,000	COP	13,772,556,000	Citibank N.A.	01/13/21	(33,493)
USD	3,994,000	COP	13,959,030,000	Deutsche Bank AG	01/13/21	(93,091)
USD	3,994,000	COP	13,959,030,000	Deutsche Bank AG	01/13/21	(93,091)
USD	5,001,000	COP	17,328,465,000	HSBC Bank PLC	01/13/21	(72,634)
USD	2,899,911	EUR	2,430,000	Barclays Bank PLC	01/13/21	(69,625)
USD	2,959,000	KRW	3,267,623,700	Bank of America N.A.	01/13/21	(49,379)
USD	2,959,000	KRW	3,267,623,700	Bank of America N.A.	01/13/21	(49,379)
USD	2,945,000	KRW	3,283,675,000	JPMorgan Chase Bank N.A.	01/13/21	(78,157)
USD	2,945,000	KRW	3,283,675,000	JPMorgan Chase Bank N.A.	01/13/21	(78,157)
USD	4,964,000	MXN	99,584,293	Bank of America N.A.	01/13/21	(33,032)
USD	4,034,000	MXN	80,733,450	Bank of America N.A.	01/13/21	(17,117)
USD	4,040,000	MXN	81,159,241	Bank of America N.A.	01/13/21	(32,483)
USD	4,973,000	MXN	100,415,254	HSBC Bank PLC	01/13/21	(65,729)
USD	1,733,328	MXN	34,678,782	HSBC Bank PLC	01/13/21	(6,816)
USD	1,733,328	MXN	34,678,782	HSBC Bank PLC	01/13/21	(6,816)
USD	5,049,000	MXN	100,957,279	Morgan Stanley & Co. International PLC	01/13/21	(16,927)
USD	4,017,000	NOK	35,067,205	Bank of America N.A.	01/13/21	(72,784)
USD	5,824,000	PLN	21,815,217	BNP Paribas SA	01/13/21	(16,112)
USD	5,824,000	PLN	21,815,217	BNP Paribas SA	01/13/21	(16,112)
USD	1,923,000	RUB	142,455,840	Bank of America N.A.	01/13/21	(882)
USD	6,036,000	RUB	447,146,880	Bank of America N.A.	01/13/21	(2,769)
USD	4,040,000	RUB	303,686,800	Bank of America N.A.	01/13/21	(61,324)
USD	4,040,000	RUB	303,686,800	Bank of America N.A.	01/13/21	(61,324)
USD	3,924,000	RUB	297,971,699	BNP Paribas SA	01/13/21	(100,141)
USD	10,107,000	RUB	761,057,100	Citibank N.A.	01/13/21	(171,161)
USD	9,355,272	ZAR	142,747,418	Bank of America N.A.	01/13/21	(341,186)
USD	5,879,000	ZAR	89,704,721	Bank of America N.A.	01/13/21	(214,407)
USD	4,987,000	ZAR	76,184,903	Bank of America N.A.	01/13/21	(188,041)
USD	4,987,000	ZAR	76,184,903	Bank of America N.A.	01/13/21	(188,041)
BRL	25,594,045	USD	5,021,000	BNP Paribas SA	02/02/21	(95,784)
BRL	87,043,202	USD	17,076,000	BNP Paribas SA	02/02/21	(325,752)
USD	59,450,000	GBP	43,481,282	Bank of America N.A.	02/02/21	(25,592)
ZAR	876,664,562	USD	59,450,000	BNP Paribas SA	02/02/21	(63,228)
INR	4,353,939,650	USD	59,450,000	Citibank N.A.	02/03/21	(85,299)
USD	2,985,000	TRY	23,954,655	Barclays Bank PLC	02/16/21	(182,179)
USD	8,345,000	COP	32,111,560,000	Morgan Stanley & Co. International PLC	02/17/21	(1,050,264)
EUR	3,139,000	USD	3,854,488	Citibank N.A.	02/24/21	(14,854)
USD	125,167,650	CNH	826,344,310	Morgan Stanley & Co. International PLC	02/24/21	(1,440,507)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,615,603	COP	53,206,642,219	Deutsche Bank AG	02/24/21	$ (946,835)
USD	3,749,615	EUR	3,139,000	JPMorgan Chase Bank N.A.	02/24/21	(90,019)
USD	5,974,631	EUR	5,001,678	JPMorgan Chase Bank N.A.	02/24/21	(143,436)
USD	29,573,418	IDR	421,155,052,000	JPMorgan Chase Bank N.A.	02/24/21	(249,655)
USD	8,917,000	RUB	684,290,580	Citibank N.A.	02/24/21	(283,864)
USD	70,110,690	RUB	5,354,914,298	Citibank N.A.	02/24/21	(1,890,647)
USD	50,866,287	MXN	1,031,313,972	Barclays Bank PLC	02/26/21	(622,381)
USD	16,328,571	MXN	330,278,000	Deutsche Bank AG	02/26/21	(160,660)
PEN	10,732,304	USD	2,992,000	Citibank N.A.	03/09/21	(26,728)
PEN	10,732,304	USD	2,992,000	Citibank N.A.	03/09/21	(26,728)
EUR	41,350,000	GBP	37,363,240	Barclays Bank PLC	03/17/21	(515,191)
EUR	25,010,000	GBP	22,573,151	Barclays Bank PLC	03/17/21	(276,705)
EUR	5,960,000	GBP	5,379,258	Barclays Bank PLC	03/17/21	(65,899)
EUR	41,280,000	GBP	37,031,256	Barclays Bank PLC	03/17/21	(146,650)
EUR	21,378,107	GBP	19,495,508	Deutsche Bank AG	03/17/21	(510,669)
EUR	19,300,156	GBP	17,430,762	Deutsche Bank AG	03/17/21	(228,742)
EUR	19,357,355	GBP	17,507,779	Deutsche Bank AG	03/17/21	(264,114)
EUR	5,462,645	GBP	4,939,362	Goldman Sachs International	03/17/21	(72,709)
EUR	24,880,000	GBP	22,762,339	JPMorgan Chase Bank N.A.	03/17/21	(694,636)
EUR	5,519,844	GBP	4,986,076	JPMorgan Chase Bank N.A.	03/17/21	(66,621)
EUR	3,131,893	GBP	2,854,507	UBS AG	03/17/21	(72,645)
USD	360,245	CNH	2,360,000	Deutsche Bank AG	03/17/21	(820)
USD	194,548	CNH	1,274,112	HSBC Bank PLC	03/17/21	(383)
USD	68,559,302	CNH	450,571,730	Standard Chartered Bank	03/17/21	(375,274)
USD	340,131,441	CNH	2,235,343,830	Standard Chartered Bank	03/17/21	(1,861,783)
USD	4,489,966	EUR	3,707,621	Bank of America N.A.	03/17/21	(47,372)
USD	37,445,837	EUR	30,720,000	Barclays Bank PLC	03/17/21	(148,898)
USD	1,156,160	EUR	950,000	Barclays Bank PLC	03/17/21	(6,438)
USD	28,962,934	EUR	23,800,000	Barclays Bank PLC	03/17/21	(163,195)
USD	75,249,298	EUR	61,880,000	Goldman Sachs International	03/17/21	(478,638)
USD	30,255,841	EUR	24,900,000	Goldman Sachs International	03/17/21	(216,454)
USD	65,347,755	EUR	53,780,000	Goldman Sachs International	03/17/21	(467,507)
USD	21,783,726	GBP	16,190,000	Barclays Bank PLC	03/17/21	(366,737)
USD	30,591,993	GBP	22,730,000	Barclays Bank PLC	03/17/21	(506,217)
USD	30,934,992	GBP	22,830,000	Barclays Bank PLC	03/17/21	(300,034)
USD	37,097,618	GBP	27,870,000	HSBC Bank PLC	03/17/21	(1,032,920)
USD	31,063,885	GBP	22,840,000	HSBC Bank PLC	03/17/21	(184,823)
USD	52,290,439	GBP	39,240,000	Morgan Stanley & Co. International PLC	03/17/21	(1,396,045)
USD	6,208,841	HKD	48,130,685	Bank of America N.A.	03/17/21	(633)
USD	3,156,804	JPY	328,419,026	Goldman Sachs International	03/17/21	(26,696)
USD	561,786	SGD	750,000	Morgan Stanley & Co. International PLC	03/17/21	(5,753)
USD	29,484,392	IDR	421,155,052,711	JPMorgan Chase Bank N.A.	03/31/21	(237,207)
						(37,873,176)
						$ (13,073,150)

Interest Rate Caps Purchased
Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
30Y-5Y CMS Index Cap	0.87%	Goldman Sachs Bank USA	03/18/21	USD	948,500	$ 1,353,421	$ 820,453	$ 532,969
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amazon.com, Inc.	60	01/15/21	USD	3,500.00	USD	19,542	$ 71,550

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Caesars Entertainment, Inc.	1,451	01/15/21	USD	45.00	USD	10,776	$ 4,262,313
Invesco QQQ Trust, Series 1 ETF	72	01/15/21	USD	315.00	USD	2,259	35,136
Invesco QQQ Trust, Series 1 ETF	2,882	01/15/21	USD	320.00	USD	90,420	733,469
iShares MSCI Emerging Markets ETF	2,890	01/15/21	USD	52.00	USD	14,933	186,405
iShares MSCI Emerging Markets ETF	44,654	02/19/21	USD	52.00	USD	230,727	6,050,617
Caesars Entertainment, Inc.	1,160	03/19/21	USD	40.00	USD	8,615	4,031,000
Caesars Entertainment, Inc.	1,423	03/19/21	USD	50.00	USD	10,569	3,703,358
Caesars Entertainment, Inc.	1,704	03/19/21	USD	60.00	USD	12,656	2,973,480
							22,047,328
Put
SPDR S&P 500 ETF Trust	5,775	01/04/21	USD	360.00	USD	215,916	98,175
Chicago Board Options Exchange Volatility Index	2,874	01/20/21	USD	20.00	USD	6,538	158,070
U.S. Treasury 10-Year Notes Futures	874	01/22/21	USD	136.50	USD	120,680	68,281
CBOE Volatility Index	2,874	02/17/21	USD	20.00	USD	6,538	244,290
Euro-Bund Futures	3,291	02/19/21	EUR	175.00	EUR	584,613	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	2,350	02/19/21	USD	17.00	USD	3,946	603,950
Euro Dollar (3 Year) Mid-Curve	24,355	06/11/21	USD	99.25	USD	6,051,913	5,023,219
Euro Dollar (1 Year) Mid-Curve	30,709	09/10/21	USD	99.63	USD	7,661,512	1,919,313
Euro Dollar (2 Year) Mid-Curve	27,324	09/10/21	USD	99.38	USD	6,801,285	4,269,375
							12,384,673
							$ 34,432,001
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Citibank N.A.	—	02/18/21	JPY	100.00	JPY	100.00	USD	943	$ 83,276
EUR Currency	One-Touch	BNP Paribas SA	—	06/28/21	USD	1.25	USD	1.25	EUR	12,870	4,877,391
											4,960,667
Put
USD Currency	Down-and-Out	Morgan Stanley & Co. International PLC	—	01/15/21	MXN	20.00	MXN	19.10	USD	7,880	65,692
USD Currency	One-Touch	Bank of America N.A.	—	02/04/21	KRW	1,071.00	KRW	1,048.00	USD	1,196	242,154
S&P 500 Index	Down-and-Out	Goldman Sachs International	9,262	03/19/21	USD	3,242.36	USD	2,559.77	USD	34,789	118,801
USD Currency	One-Touch	Citibank N.A.	—	04/23/21	TRY	7.35	TRY	7.35	USD	1,990	540,247
EUR Currency	One-Touch	BNP Paribas SA	—	05/28/21	PLN	4.25	PLN	4.25	EUR	3,730	146,450
EUR Currency	One-Touch	BNP Paribas SA	—	05/28/21	HUF	340.00	HUF	340.00	EUR	4,000	261,266
											1,374,610
											$ 6,335,277
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	01/05/21	KRW	1,110.00	USD	15,936	$ 1,833
USD Currency	BNP Paribas SA	—	01/07/21	ZAR	15.30	USD	14,004	14,218
GBP Currency	Goldman Sachs International	—	01/08/21	USD	1.40	GBP	112,160	71,434
USD Currency	JPMorgan Chase Bank N.A.	—	01/11/21	KRW	1,180.00	USD	19,638	141
USD Currency	JPMorgan Chase Bank N.A.	—	01/11/21	KRW	1,095.00	USD	18,006	72,870
EUR Currency	UBS AG	—	01/12/21	CHF	1.10	EUR	125,500	33,537
USD Currency	Citibank N.A.	—	01/26/21	RUB	78.50	USD	9,946	47,666
EUR Currency	Citibank N.A.	—	01/29/21	USD	1.22	EUR	166,890	2,214,491
EUR Currency	Citibank N.A.	—	02/10/21	USD	1.23	EUR	165,390	1,629,678
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank N.A.	—	02/12/21	RUB	81.00	USD	6,323	$ 29,420
USD Currency	Morgan Stanley & Co. International PLC	—	02/12/21	MXN	22.35	USD	14,728	28,428
USD Currency	JPMorgan Chase Bank N.A.	—	03/18/21	ZAR	14.75	USD	7,060	228,229
USD Currency	Morgan Stanley & Co. International PLC	—	03/18/21	CLP	730.00	USD	20,172	277,915
								4,649,860
Put
EUR Currency	Citibank N.A.	—	01/07/21	GBP	0.90	EUR	249,190	1,737,214
USD Currency	JPMorgan Chase Bank N.A.	—	01/11/21	KRW	1,140.00	USD	19,638	876,667
USD Currency	Citibank N.A.	—	01/15/21	TRY	7.60	USD	6,896	185,629
USD Currency	Deutsche Bank AG	—	01/15/21	MXN	20.00	USD	3,940	57,698
USD Currency	Goldman Sachs International	—	01/21/21	BRL	5.10	USD	20,198	238,016
USD Currency	Morgan Stanley & Co. International PLC	—	01/25/21	COP	3,630.00	USD	13,930	873,364
USD Currency	Citibank N.A.	—	01/26/21	RUB	72.00	USD	9,946	40,392
USD Currency	Deutsche Bank AG	—	01/26/21	RUB	75.50	USD	19,892	493,680
USD Currency	UBS AG	—	01/26/21	RUB	72.00	USD	9,946	39,766
EUR Currency	Bank of America N.A.	—	02/05/21	RUB	89.00	EUR	16,490	162,158
USD Currency	Morgan Stanley & Co. International PLC	—	02/05/21	BRL	4.95	USD	14,978	105,192
USD Currency	BNP Paribas SA	—	02/08/21	IDR	14,100.00	USD	19,972	383,303
USD Currency	Deutsche Bank AG	—	02/08/21	TRY	7.85	USD	7,988	434,991
USD Currency	JPMorgan Chase Bank N.A.	—	02/09/21	IDR	14,000.00	USD	20,006	294,222
USD Currency	Morgan Stanley & Co. International PLC	—	02/11/21	BRL	5.25	USD	49,093	1,640,327
USD Currency	Bank of America N.A.	—	02/12/21	NOK	8.65	USD	8,033	174,713
USD Currency	Deutsche Bank AG	—	02/12/21	RUB	75.50	USD	29,639	835,081
USD Currency	Goldman Sachs International	—	02/12/21	MXN	20.60	USD	49,093	2,019,190
USD Currency	Morgan Stanley & Co. International PLC	—	02/12/21	COP	3,760.00	USD	29,456	2,945,852
EUR Currency	Citibank N.A.	—	02/17/21	GBP	0.87	EUR	250,800	776,674
USD Currency	Citibank N.A.	—	02/19/21	RUB	76.00	USD	19,800	663,805
USD Currency	Citibank N.A.	—	02/22/21	MXN	20.00	USD	29,701	664,147
USD Currency	Morgan Stanley & Co. International PLC	—	03/02/21	BRL	5.05	USD	207,280	3,703,161
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.75	USD	2,970	113,681
								19,458,923
								$ 24,108,783
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 02/21/31	1.03%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	02/19/21	1.03%	USD	441,392	$ 2,378,154
Interest Rate Caps Sold
Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
30Y-5Y CMS Index Cap	1.17%	Goldman Sachs Bank USA	03/18/21	USD	948,500	$ (188,523)	$ (204,876)	$ 16,353
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Altice U.S.A., Inc.	616	01/15/21	USD	38.00	USD	2,333	$ (41,580)
Invesco QQQ Trust, Series 1 ETF	95	01/15/21	USD	325.00	USD	2,980	(11,020)

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
SPDR S&P 500 ETF Trust	1,446	01/15/21	USD	385.00	USD	54,063	$ (133,755)
Caesars Entertainment, Inc.	1,451	02/19/21	USD	80.00	USD	10,777	(591,282)
HCA Healthcare, Inc.	235	02/19/21	USD	170.00	USD	3,865	(142,175)
iShares MSCI Emerging Markets ETF	44,654	02/19/21	USD	55.00	USD	230,727	(1,473,582)
Gores Holdings IV, Inc.	3,378	03/19/21	USD	15.00	USD	4,435	(734,715)
							(3,128,109)
Put
SPDR S&P 500 ETF Trust	7,504	01/15/21	USD	345.00	USD	280,560	(622,832)
iPath Series B S&P 500 VIX Short-Term Futures ETN	2,350	02/19/21	USD	14.00	USD	3,946	(178,600)
Invesco QQQ Trust, Series 1 ETF	2,882	03/19/21	USD	275.00	USD	90,420	(1,390,565)
SPDR S&P 500 ETF Trust	148	06/18/21	USD	290.00	USD	5,533	(69,782)
							(2,261,779)
							$ (5,389,888)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	HSBC Bank PLC	—	2/18/21	JPY	100.00	JPY	100.00	USD	943	$ (83,276)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	BNP Paribas SA	—	01/07/21	ZAR	15.80	USD	20,006	$ (3,792)
USD Currency	JPMorgan Chase Bank N.A.	—	01/11/21	KRW	1,160.00	USD	19,638	(460)
EUR Currency	UBS AG	—	01/12/21	CHF	1.14	EUR	125,500	(908)
USD Currency	Goldman Sachs International	—	01/21/21	BRL	5.25	USD	10,100	(166,537)
USD Currency	Bank of America N.A.	—	01/22/21	TRY	7.75	USD	3,030	(24,591)
USD Currency	Morgan Stanley & Co. International PLC	—	01/25/21	COP	3,800.00	USD	13,930	(6,393)
USD Currency	Deutsche Bank AG	—	01/26/21	RUB	78.50	USD	19,892	(96,083)
EUR Currency	HSBC Bank PLC	—	01/29/21	USD	1.22	EUR	166,890	(2,214,491)
EUR Currency	Bank of America N.A.	—	02/05/21	RUB	92.00	EUR	11,544	(224,691)
USD Currency	Bank of America N.A.	—	02/12/21	NOK	9.00	USD	8,033	(35,778)
USD Currency	Deutsche Bank AG	—	02/12/21	RUB	81.00	USD	6,323	(29,586)
USD Currency	Goldman Sachs International	—	02/12/21	MXN	22.35	USD	14,728	(28,299)
USD Currency	Citibank N.A.	—	02/19/21	RUB	80.00	USD	13,860	(92,823)
USD Currency	Citibank N.A.	—	02/22/21	MXN	21.00	USD	19,800	(173,335)
USD Currency	JPMorgan Chase Bank N.A.	—	03/18/21	ZAR	15.50	USD	7,060	(107,825)
USD Currency	Morgan Stanley & Co. International PLC	—	03/18/21	CLP	780.00	USD	20,172	(75,874)
								(3,281,466)
Put
USD Currency	Citibank N.A.	—	01/15/21	TRY	7.30	USD	7,881	(48,508)
USD Currency	Deutsche Bank AG	—	01/15/21	MXN	19.50	USD	3,940	(14,930)
USD Currency	Goldman Sachs International	—	01/21/21	BRL	4.90	USD	30,298	(74,951)
USD Currency	Deutsche Bank AG	—	01/26/21	RUB	72.00	USD	19,892	(79,532)
USD Currency	Deutsche Bank AG	—	02/08/21	TRY	7.55	USD	9,986	(257,422)
USD Currency	Morgan Stanley & Co. International PLC	—	02/11/21	BRL	4.95	USD	63,821	(532,846)
USD Currency	Deutsche Bank AG	—	02/12/21	RUB	72.50	USD	38,531	(326,279)
USD Currency	Goldman Sachs International	—	02/12/21	MXN	19.50	USD	63,821	(587,539)
USD Currency	Morgan Stanley & Co. International PLC	—	02/12/21	COP	3,600.00	USD	38,292	(2,164,801)
USD Currency	Citibank N.A.	—	02/19/21	RUB	72.00	USD	24,750	(183,238)
USD Currency	Morgan Stanley & Co. International PLC	—	03/02/21	BRL	4.90	USD	207,280	(1,813,311)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	03/18/21	ZAR	14.00	USD	7,060	$ (53,992)
USD Currency	Morgan Stanley & Co. International PLC	—	03/18/21	CLP	700.00	USD	20,172	(323,783)
								(6,461,132)
								$ (9,742,598)

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 02/21/31	3-month LIBOR, 0.24%	Quarterly	1.33%	Semi-Annual	Bank of America N.A.	02/19/21	1.33%	USD	662,088	$ (557,879)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,459	$ (3,341,464)	$ (2,618,416)	$ (723,048)
ITRAXX.XO.34.V1	5.00	Quarterly	12/20/25	EUR	11,429	(1,685,963)	(1,479,050)	(206,913)
						$ (5,027,427)	$ (4,097,466)	$ (929,961)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
0.73%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	09/15/25	EUR	69,035	$ 513,764	$ —	$ 513,764
0.72%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	09/15/25	EUR	69,035	561,619	—	561,619
0.67%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	10/15/25	EUR	51,170	559,752	—	559,752
0.67%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	10/15/25	EUR	76,335	823,209	—	823,209
0.68%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	10/15/25	EUR	51,630	516,786	—	516,786
UK RPI All Items Monthly	At Termination	3.50%	At Termination	10/15/25	GBP	57,260	773,515	—	773,515
UK RPI All Items Monthly	At Termination	3.52%	At Termination	10/15/25	GBP	115,370	1,671,765	—	1,671,765
0.70%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	11/15/25	EUR	51,170	928,239	—	928,239
0.71%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	11/15/25	EUR	72,800	1,304,130	—	1,304,130
1.00%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	12/15/25	EUR	29,515	7,246	—	7,246

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.03%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	12/15/25	EUR	44,273	$ (50,019)	$ —	$ (50,019)
1.03%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	12/15/25	EUR	44,272	(53,790)	—	(53,790)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.98%	At Termination	09/15/30	EUR	69,035	(680,026)	—	(680,026)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.96%	At Termination	09/15/30	EUR	69,035	(831,226)	—	(831,226)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.92%	At Termination	10/15/30	EUR	76,335	(1,391,126)	—	(1,391,126)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.92%	At Termination	10/15/30	EUR	51,170	(921,910)	—	(921,910)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.93%	At Termination	10/15/30	EUR	51,630	(860,935)	—	(860,935)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.90%	At Termination	11/15/30	EUR	51,170	(1,558,123)	—	(1,558,123)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	0.91%	At Termination	11/15/30	EUR	72,800	(2,191,636)	—	(2,191,636)
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	13,500	26,903	—	26,903
UK RPI All Items Monthly	At Termination	3.47%	At Termination	11/15/30	GBP	3,502	38,969	—	38,969
UK RPI All Items Monthly	At Termination	3.50%	At Termination	11/15/30	GBP	7,911	131,563	—	131,563
UK RPI All Items Monthly	At Termination	3.55%	At Termination	11/15/30	GBP	10,587	252,984	—	252,984
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	1.13%	At Termination	12/15/30	EUR	29,515	(30,306)	—	(30,306)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	1.14%	At Termination	12/15/30	EUR	44,273	4,464	—	4,464
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	1.14%	At Termination	12/15/30	EUR	44,272	40,056	—	40,056
UK RPI All Items Monthly	At Termination	3.59%	At Termination	12/15/30	GBP	10,000	306,617	—	306,617
UK RPI All Items Monthly	At Termination	3.59%	At Termination	12/15/30	GBP	2,000	63,174	—	63,174
UK RPI All Items Monthly	At Termination	3.33%	At Termination	11/15/40	GBP	21,340	157,319	—	157,319
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	6,820	224,314	—	224,314
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	14,500	483,928	—	483,928
							$ 821,219	$ —	$ 821,219
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.78%	Semi-Annual	08/12/22(a)	08/12/23	CAD	50,765	$ 41,559	$ —	$ 41,559
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day CORRA, 0.20%	Semi-Annual	0.49%	Semi-Annual	08/16/22(a)	08/16/23	CAD	50,765	$ 39,483	$ —	$ 39,483
1-day CORRA, 0.20%	At Termination	0.49%	At Termination	08/25/22(a)	08/25/23	CAD	300,000	216,348	—	216,348
1-day SONIA, 0.04%	At Termination	(0.17)%	At Termination	09/21/22(a)	09/21/23	GBP	41,000	(57,408)	—	(57,408)
1-day CORRA, 0.20%	At Termination	0.48%	At Termination	10/07/22(a)	10/07/23	CAD	697,124	248,472	—	248,472
1-day SONIA, 0.04%	At Termination	(0.05)%	At Termination	10/07/22(a)	10/07/23	GBP	109,000	21,766	—	21,766
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.76%	Semi-Annual	10/07/22(a)	10/07/23	CAD	1,048,445	205,182	(21,682)	226,864
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.75%	Semi-Annual	10/24/22(a)	10/24/23	CAD	737,322	12,530	—	12,530
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.76%	Semi-Annual	10/24/22(a)	10/24/23	CAD	130,000	12,352	—	12,352
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.74%	Semi-Annual	10/26/22(a)	10/26/23	CAD	554,308	(42,216)	—	(42,216)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.83%	Semi-Annual	11/09/22(a)	11/09/23	CAD	532,960	290,509	—	290,509
1-day CORRA, 0.20%	Semi-Annual	0.55%	Semi-Annual	N/A	11/10/23	CAD	130,222	91,763	—	91,763
0.38%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	12/01/22(a)	12/01/23	USD	362,530	(217,952)	—	(217,952)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.84%	Semi-Annual	12/01/22(a)	12/01/23	CAD	469,475	191,696	—	191,696
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.85%	Semi-Annual	12/01/22(a)	12/01/23	CAD	625,145	322,285	—	322,285
1-day CORRA, 0.20%	At Termination	0.56%	At Termination	12/05/22(a)	12/05/23	CAD	128,328	85,885	—	85,885
0.80%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	12/12/22(a)	12/12/23	CAD	650,382	(19,783)	—	(19,783)
28-day MXIBTIIE, 4.48%	Monthly	6.67%	Monthly	N/A	08/12/24	MXN	258,548	970,296	520	969,776
28-day MXIBTIIE, 4.48%	Monthly	6.72%	Monthly	N/A	08/13/24	MXN	222,465	852,034	433	851,601
28-day MXIBTIIE, 4.48%	Monthly	6.59%	Monthly	N/A	11/08/24	MXN	169,474	635,736	1,066	634,670
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.75%	Semi-Annual	N/A	05/26/25	CAD	17,415	7,197	(50)	7,247

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	$ 15,989	$ (26)	$ 16,015
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	14,960	(52)	15,012
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.74%	Semi-Annual	N/A	09/18/25	CAD	13,320	(11,161)	(183)	(10,978)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.75%	Semi-Annual	N/A	09/18/25	CAD	13,000	(7,596)	(184)	(7,412)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.74%	Semi-Annual	N/A	09/21/25	CAD	22,500	(19,733)	(103)	(19,630)
3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	0.74%	Semi-Annual	N/A	09/21/25	CAD	22,500	(17,098)	(208)	(16,890)
0.78%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.48%	Semi-Annual	N/A	11/02/25	CAD	44,905	(593)	270	(863)
28-day MXIBTIIE, 4.48%	Monthly	5.04%	Monthly	N/A	11/12/25	MXN	919,915	711,209	(657)	711,866
2.91%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	08/23/26	USD	3,692	(538,765)	(46)	(538,719)
2.93%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	08/24/28	USD	8,170	(1,446,403)	128	(1,446,531)
3.16%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	10/03/28	USD	4,519	(872,031)	71	(872,102)
0.68%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	09/23/30	USD	19,409	370,576	—	370,576
3-month LIBOR, 0.24%	Quarterly	0.67%	Semi-Annual	N/A	09/23/30	USD	19,409	(393,413)	—	(393,413)
								$ 1,713,675	$ (20,703)	$ 1,734,378
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ (127,586)	$ 66,155	$ (193,741)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(241,182)	(106,344)	(134,838)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(74,383)	(6,216)	(68,167)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(16,850)	32,154	(49,004)
Beazer Homes USA, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(117,023)	(55,433)	(61,590)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(97,601)	(40,823)	(56,778)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(107,654)	(48,590)	(59,064)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(76,419)	(8,147)	(68,272)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	$ (93,352)	$ (29,366)	$ (63,986)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(91,366)	(28,741)	(62,625)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(93,351)	(29,391)	(63,960)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(93,461)	(12,053)	(81,408)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(39,724)	(4,770)	(34,954)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(32,546)	50,266	(82,812)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(69,148)	111,563	(180,711)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	15,390	(35,563)	50,953
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	40,696	(55,669)	96,365
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	(27,129)	32,191	(59,320)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	556,836	2,110,338	(1,553,502)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(96,145)	281,301	(377,446)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	20,679	412,407	1,254,806	(842,399)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	15,020	299,543	853,810	(554,267)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,770	75,185	197,499	(122,314)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,770	75,185	202,532	(127,347)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,320	66,210	178,357	(112,147)
Republic of Chile	1.00	Quarterly	Citibank N.A.	12/20/25	USD	5,147	(142,018)	(67,201)	(74,817)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	2,190	(13,446)	35,737	(49,183)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	2,190	(13,446)	37,797	(51,243)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	44,575	(273,677)	821,224	(1,094,901)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	7,980	(48,995)	141,229	(190,224)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	3,230	(19,831)	70,498	(90,329)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	1,300	(7,981)	21,820	(29,801)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	1,950	(11,973)	34,346	(46,319)
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	21,112	(339,350)	20,154	(359,504)
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,240	(52,079)	5,721	(57,800)
Republic of Indonesia	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,340	(53,686)	7,488	(61,174)
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	USD	4,280	(68,795)	8,170	(76,965)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	8,596	414,048	773,784	(359,736)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	3,602	173,483	328,881	(155,398)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	29,970	1,443,575	2,736,658	(1,293,083)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	23,518	1,132,819	2,147,542	(1,014,723)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	10,860	523,106	967,616	(444,510)
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	11,217	(363,703)	(251,413)	(112,290)
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	8,257	(55,634)	75,460	(131,094)
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	9,137	(61,566)	63,098	(124,664)
Russian Federation	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	10,860	(73,176)	79,431	(152,607)
Russian Federation	1.00	Quarterly	Citibank N.A.	12/20/25	USD	3,718	(25,054)	23,637	(48,691)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	31,727	(306,032)	556,737	(862,769)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,610	(34,821)	53,379	(88,200)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/25	USD	3,610	(34,820)	58,484	(93,304)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	3,640	(35,111)	59,826	(94,937)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,539	(61,067)	51,010	(112,077)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,620	(48,692)	41,262	(89,954)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(34,030)	28,427	(62,457)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(41,025)	34,269	(75,294)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,569	(74,920)	68,669	(143,589)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	246,172	70,227	175,945

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	$ 24,144	$ 11,277	$ 12,867
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	2,186	(11,758)	400	(12,158)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	5,311	(28,571)	(1,630)	(26,941)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	850	226,489	78,896	147,593
							$ 1,895,111	$ 14,102,776	$ (12,207,665)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citigroup Global Markets, Inc.	06/20/24	BBB-	USD	14,931	$ 302,436	$ (791,206)	$ 1,093,642
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,963	46,617	(140,050)	186,667
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—(a)	—	(10)	10
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—(a)	—	(25)	25
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1	—	(50)	50
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(107,227)	(103,562)	(3,665)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	800	(94,682)	(180,216)	85,534
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	438	(51,838)	(36,933)	(14,905)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(118,352)	(263,117)	144,765
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(125,453)	(51,173)	(74,280)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(27,340)	(13,407)	(13,933)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(142,022)	(1,487)	(140,535)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(101,608)	(138,623)	37,015
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(50,804)	(70,476)	19,672
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(7,378)	(4,927)	(2,451)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB	USD	850	(226,489)	(63,890)	(162,599)
								$ (704,140)	$ (1,859,152)	$ 1,155,012
(a)	Notional amount is less than USD 500.
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund			Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Deutsche Bank AG	05/16/21	USD	9,510	$ (149,060)	$ —	$ (149,060)
28-day MXIBTIIE, 4.48%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	52,025	(54)	52,079
28-day MXIBTIIE, 4.48%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	386,896	(301)	387,197
								$ 289,861	$ (355)	$ 290,216
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
OTC Inflation Rate Swaps
Paid by the Fund			Received by the Fund			Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.60)%	At Termination	Citibank N.A.	04/15/21	USD	76,393	$ (1,200,685)	$ —	$ (1,200,685)
0.27%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	76,394	2,044,501	—	2,044,501
								$ 843,816	$ —	$ 843,816
OTC Total Return Swaps
Paid by the Fund			Received by the Fund			Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Antero Resources Corp.	At Termination	3-month LIBOR minus 0.50%, 0.24%	At Termination	Citibank N.A.	02/12/21	USD	2,597	$ (834,569)	$ —	$ (834,569)
EQT Corp.	At Termination	3-month LIBOR minus 0.15%, 0.24%	At Termination	Citibank N.A.	02/12/21	USD	2,323	331,017	—	331,017
3-month LIBOR, 0.24%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	09/09/21	USD	25	49	—	49
ConocoPhillips	At Termination	3-month LIBOR minus 0.30%,	At Termination	Credit Suisse International	10/18/21	USD	2,340	(373,780)	—	(373,780)
Choice Hotels International, Inc.	At Termination	3-month LIBOR minus 0.20%,	At Termination	BNP Paribas S.A.	11/15/21	USD	2,137	(16,846)	—	(16,846)
								$ (894,129)	$ —	$ (894,129)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,092,984,316	$ 130,308,589	$ 2,223,292,905
Common Stocks
Automobiles	—	5,500,899	—	5,500,899
Capital Markets	—	27,038,420	—	27,038,420
Diversified Financial Services	12,652,913	—	1,085	12,653,998
Energy Equipment & Services	809	—	282,626	283,435
Entertainment	1,821,295	—	—	1,821,295
Equity Real Estate Investment Trusts (REITs)	24,837,691	—	—	24,837,691
Health Care Providers & Services	4,837,755	—	—	4,837,755
Hotels, Restaurants & Leisure	178,292	—	—	178,292
Household Durables	11,691,244	—	—	11,691,244
Independent Power and Renewable Electricity Producers	2,752,164	—	—	2,752,164
Media	2,918,035	—	—	2,918,035
Metals & Mining	22,303	—	—	22,303
Oil, Gas & Consumable Fuels	9,520,528	3,328,822	—	12,849,350
Real Estate Management & Development	3,215,984	—	—	3,215,984
Corporate Bonds	—	7,741,298,276	40,355,769	7,781,654,045
Floating Rate Loan Interests	—	255,155,957	94,572,464	349,728,421
Foreign Agency Obligations	—	164,355,626	—	164,355,626
Foreign Government Obligations	—	1,510,122,562	—	1,510,122,562
Investment Companies	153,986,957	—	—	153,986,957
Municipal Bonds	—	146,644,223	—	146,644,223
Non-Agency Mortgage-Backed Securities	—	1,197,173,606	20,349,374	1,217,522,980
Preferred Securities	—	96,353,507	—	96,353,507
U.S. Government Sponsored Agency Securities	—	12,257,851,957	—	12,257,851,957
U.S. Treasury Obligations	—	1,954,955,872	—	1,954,955,872
Warrants
Diversified Financial Services	1,233,933	—	469,648	1,703,581
Oil, Gas & Consumable Fuels	17,864	312,233	—	330,097
Real Estate Management & Development	604	—	—	604
Short-Term Securities
Money Market Funds	813,395,262	—	—	813,395,262
Options Purchased
Equity Contracts	23,151,813	118,801	—	23,270,614
Foreign Currency Exchange Contracts	—	30,325,259	—	30,325,259
Interest Rate Contracts	11,280,188	3,731,575	—	15,011,763
Unfunded Floating Rate Loan Interests(a)	—	4,937	—	4,937
Liabilities
TBA Sale Commitments	—	(8,728,067,018)	—	(8,728,067,018)
Unfunded Floating Rate Loan Interests (a)	—	—	(4,888)	(4,888)
	$ 1,077,515,634	$ 18,759,189,830	$ 286,334,667	20,123,040,131
Investments Valued at NAV(b)				85,684,068
				$ 20,208,724,199
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 2,051,103	$ —	$ 2,051,103
Equity Contracts	—	331,066	—	331,066
Foreign Currency Exchange Contracts	—	24,800,026	—	24,800,026
Interest Rate Contracts	6,082,441	5,817,551	—	11,899,992
Other Contracts	—	11,434,817	—	11,434,817
Liabilities
Credit Contracts	—	(14,424,343)	—	(14,424,343)
Equity Contracts	(9,107,564)	(834,569)	—	(9,942,133)
Foreign Currency Exchange Contracts	—	(47,699,050)	—	(47,699,050)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$ (10,718,545)	$ (4,539,359)	$ —	$ (15,257,904)
Other Contracts	—	(9,769,782)	—	(9,769,782)
	$ (13,743,668)	$ (32,832,540)	$ —	$ (46,576,208)
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities
Assets
Opening Balance, as of September 30, 2020	$ 185,886,590	$ 282,627	$ 38,948,734	$ 133,453,277	$ 21,820,080
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(60,863,666)	—	—	(25,597,932)	(1,789,186)
Accrued discounts/premiums	53,099	—	56,592	17,821	(17,335)
Net realized gain (loss)	75,481	(1)	(698,693)	48,968	27,860
Net change in unrealized appreciation (depreciation)(a)	1,631,862	—	2,867,029	760,847	50,366
Purchases	6,737,405	3,298	107,821	1,998,285	3,258,111
Sales	(3,212,182)	(2,213)	(925,714)	(16,108,802)	(3,000,522)
Closing Balance, as of December 31, 2020	$ 130,308,589	$ 283,711	$ 40,355,769	$ 94,572,464	$ 20,349,374
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020(a)	$ 1,631,862	$ —	$ 2,867,029	$ 1,482,011	$ 50,366
	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2020	$ —	$ (14,194)	$ 380,377,114
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(88,250,784)
Accrued discounts/premiums	—	—	110,177
Net realized gain (loss)	—	—	(546,385)
Net change in unrealized appreciation (depreciation)(a)	—	9,306	5,319,410
Purchases	469,648	—	12,574,568
Sales	—	—	(23,249,433)
Closing Balance, as of December 31, 2020	$ 469,648	$ (4,888)	$ 286,334,667
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020(a)	$ —	$ 9,306	$ 6,040,574

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

2020

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
	Credit Contracts		Foreign Currency Exchange Contracts
	Assets	Liabilities	Assets	Liabilities
Opening Balance, as of September 30, 2020	$ 960,974	$ —	$ —	$ (2)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(960,974)	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	—	—	2
Purchases	—	—	—	—
Issues	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—
Closing Balance, as of December 31, 2020	$ —	$ —	$ —	$ —
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020(a)	$ —	$ —	$ —	$ —

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2020
Master Total Return Portfolio
Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AKA	Also Known As
CD	Certificate of Deposit
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CORRA	Canadian OvernightRepo Rate Average
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced

2020